UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-2676

Fidelity School Street Trust
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2015

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity® Global Bond Fund

March 31, 2015

1.939066.102

GLB-QTLY-0515

Investments March 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 32.5%
		Principal Amount (b)	Value
Bailiwick of Jersey - 0.6%
Heathrow Funding Ltd. 6% 3/20/20	GBP	200,000	$ 343,985
British Virgin Islands - 0.3%
Sinopec Group Overseas Development 2012 Ltd. 3.9% 5/17/22		200,000	209,758
Cayman Islands - 0.5%
Yorkshire Water Services Finance Ltd. 6% 4/24/25 (g)	GBP	200,000	321,405
Czech Republic - 0.4%
Ceske Energeticke Zavody A/S 4.25% 4/3/22 (c)		250,000	270,846
Denmark - 1.7%
TDC A/S 3.5% 2/26/3015(Reg. S) (g)	EUR	350,000	378,219
Vestas Wind Systems A/S 2.75% 3/11/22 (Reg. S)	EUR	600,000	639,447
TOTAL DENMARK			1,017,666
Finland - 0.4%
Citycon Oyj 3.75% 6/24/20 (Reg. S)	EUR	220,000	266,041
France - 1.1%
BPCE SA 5.7% 10/22/23 (c)		400,000	442,378
Numericable Group SA 5.375% 5/15/22 (Reg. S)	EUR	200,000	224,749
TOTAL FRANCE			667,127
Germany - 2.6%
Bayer AG 2.375% 4/2/75 (Reg. S) (g)	EUR	400,000	427,889
Infineon Technologies AG 1.5% 3/10/22 (Reg. S)	EUR	550,000	593,036
Muenchener Rueckversicherungs AG 6.25% 5/26/42 (Reg. S) (g)	EUR	400,000	555,538
TOTAL GERMANY			1,576,463
Ireland - 0.7%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust 4.5% 5/15/21 (c)		150,000	155,063
Aquarius + Investments PLC for Swiss Reinsurance Co. Ltd. 6.375% 9/1/24 (g)		280,000	299,738
TOTAL IRELAND			454,801
Italy - 1.2%
Assicurazioni Generali SpA 7.75% 12/12/42 (g)	EUR	200,000	279,027
Intesa Sanpaolo SpA 5.017% 6/26/24 (c)		457,000	467,735
TOTAL ITALY			746,762
Nonconvertible Bonds - continued
		Principal Amount (b)	Value
Luxembourg - 2.6%
Alpha Trains Finance SA 2.064% 6/30/25	EUR	550,000	$ 587,319
Altice SA 7.625% 2/15/25 (c)		1,000,000	1,001,875
TOTAL LUXEMBOURG			1,589,194
Mexico - 0.8%
Petroleos Mexicanos:
5.5% 6/27/44		133,000	134,164
6.5% 6/2/41		333,000	377,123
TOTAL MEXICO			511,287
Netherlands - 1.1%
Citycon Treasury BV 2.5% 10/1/24 (Reg. S)	EUR	150,000	171,300
Deutsche Annington Finance BV 5% 10/2/23 (c)		200,000	218,500
Petrobras Global Finance BV 5.625% 5/20/43		43,000	34,826
Vesteda Finance BV 1.75% 7/22/19 (Reg. S)	EUR	250,000	274,802
TOTAL NETHERLANDS			699,428
Portugal - 0.4%
Banco Espirito Santo SA 4% 1/21/19 (Reg. S)	EUR	200,000	217,194
Turkey - 1.0%
Yapi ve Kredi Bankasi A/S 5.125% 10/22/19 (Reg. S)		600,000	603,000
United Kingdom - 6.3%
Aviva PLC 6.625% 6/3/41 (g)	GBP	277,000	471,696
Barclays Bank PLC 6.75% 1/16/23 (g)	GBP	150,000	246,833
BP Capital Markets PLC 4.5% 10/1/20		27,000	29,949
Everything Everywhere Finance PLC 4.375% 3/28/19	GBP	300,000	484,777
Imperial Tobacco Finance 9% 2/17/22	GBP	155,000	320,124
Tesco PLC:
5% 3/24/23	GBP	300,000	472,407
6.125% 2/24/22	GBP	150,000	252,686
Travis Perkins PLC 4.375% 9/15/21 (Reg. S)	GBP	100,000	155,749
Virgin Media Secured Finance PLC 4.875% 1/15/27 (Reg. S)	GBP	550,000	807,793
WM Morrison Supermarkets PLC 4.625% 12/8/23	GBP	400,000	637,725
TOTAL UNITED KINGDOM			3,879,739
United States of America - 10.8%
Air Lease Corp.:
2.125% 1/15/18		32,000	31,840
3.75% 2/1/22		63,000	64,017
4.25% 9/15/24		52,000	53,560
Nonconvertible Bonds - continued
		Principal Amount (b)	Value
United States of America - continued
Alcoa, Inc.:
5.125% 10/1/24		$ 43,000	$ 46,023
5.4% 4/15/21		103,000	112,136
American Transmission Systems, Inc. 5% 9/1/44 (c)		23,000	25,976
Anadarko Petroleum Corp. 6.375% 9/15/17		80,000	88,994
Bank of America Corp.:
4.25% 10/22/26		61,000	62,973
5.7% 1/24/22		75,000	87,698
5.875% 1/5/21		25,000	29,220
Becton, Dickinson & Co. 4.685% 12/15/44		17,000	18,583
BioMed Realty LP 2.625% 5/1/19		12,000	12,099
Brandywine Operating Partnership LP:
3.95% 2/15/23		183,000	185,897
4.1% 10/1/24		62,000	63,056
4.55% 10/1/29		62,000	64,450
CCO Holdings LLC/CCO Holdings Capital Corp. 5.25% 9/30/22		190,000	194,275
Chesapeake Energy Corp. 6.125% 2/15/21		720,000	729,000
DCP Midstream LLC 4.75% 9/30/21 (c)		153,000	141,982
DDR Corp. 3.625% 2/1/25		29,000	28,941
Discover Financial Services 3.85% 11/21/22		213,000	218,530
Dominion Resources, Inc. 2.5731% 9/30/66 (g)		26,000	24,187
Duke Realty LP:
3.75% 12/1/24		22,000	22,581
6.5% 1/15/18		87,000	97,740
El Paso Corp. 6.5% 9/15/20		111,000	128,500
Enterprise Products Operating LP 2.55% 10/15/19		13,000	13,174
ERP Operating LP 4.625% 12/15/21		213,000	237,909
Express Scripts Holding Co. 4.75% 11/15/21		13,000	14,626
Fifth Third Bancorp 8.25% 3/1/38		67,000	101,174
FirstEnergy Corp. 7.375% 11/15/31		340,000	431,806
General Motors Co.:
3.5% 10/2/18		30,000	30,737
6.25% 10/2/43		7,000	8,575
General Motors Financial Co., Inc.:
2.625% 7/10/17		20,000	20,200
3% 9/25/17		35,000	35,656
3.25% 5/15/18		20,000	20,375
3.5% 7/10/19		51,000	52,360
4.25% 5/15/23		15,000	15,539
4.375% 9/25/21		106,000	112,582
4.75% 8/15/17		25,000	26,330
Nonconvertible Bonds - continued
		Principal Amount (b)	Value
United States of America - continued
Hartford Financial Services Group, Inc. 8.125% 6/15/38 (g)		$ 133,000	$ 151,454
JPMorgan Chase & Co.:
4.25% 10/15/20		28,000	30,534
4.35% 8/15/21		28,000	30,799
4.625% 5/10/21		28,000	31,197
4.95% 3/25/20		23,000	25,879
Kinder Morgan, Inc. 4.3% 6/1/25		128,000	131,385
Lazard Group LLC:
4.25% 11/14/20		44,000	47,024
6.85% 6/15/17		2,000	2,206
Liberty Property LP:
3.375% 6/15/23		233,000	232,097
4.75% 10/1/20		67,000	73,273
Morgan Stanley:
4.875% 11/1/22		50,000	54,608
5% 11/24/25		110,000	121,512
MPLX LP 4% 2/15/25		9,000	9,072
NiSource Finance Corp.:
4.45% 12/1/21		100,000	109,100
5.25% 2/15/43		240,000	285,676
Omega Healthcare Investors, Inc. 4.5% 1/15/25 (c)		20,000	20,132
Puget Energy, Inc.:
5.625% 7/15/22		160,000	186,133
6% 9/1/21		15,000	17,710
6.5% 12/15/20		23,000	27,649
Retail Opportunity Investments Partnership LP 4% 12/15/24		14,000	14,322
Southwestern Energy Co.:
3.3% 1/23/18		24,000	24,457
4.05% 1/23/20		43,000	44,434
Synchrony Financial:
1.875% 8/15/17		15,000	15,010
3% 8/15/19		22,000	22,478
3.75% 8/15/21		33,000	34,219
Tanger Properties LP 3.75% 12/1/24		42,000	43,075
The AES Corp. 4.875% 5/15/23		200,000	195,000
The Dow Chemical Co. 4.125% 11/15/21		120,000	130,402
The Williams Companies, Inc. 4.55% 6/24/24		32,000	31,108
TIAA Asset Management Finance LLC 2.95% 11/1/19 (c)		18,000	18,448
Nonconvertible Bonds - continued
		Principal Amount (b)	Value
United States of America - continued
Ventas Realty LP:
3.5% 2/1/25		$ 18,000	$ 18,074
4.375% 2/1/45		11,000	11,113
Verizon Communications, Inc.:
5.012% 8/21/54		195,000	202,355
6.4% 9/15/33		98,000	122,328
6.55% 9/15/43		195,000	253,203
Walgreens Boots Alliance, Inc.:
3.3% 11/18/21		42,000	43,240
3.8% 11/18/24		32,000	33,086
WellPoint, Inc. 4.625% 5/15/42		73,000	79,138
Western Gas Partners LP 5.375% 6/1/21		8,000	8,840
WP Carey, Inc. 4% 2/1/25		65,000	65,183
TOTAL UNITED STATES OF AMERICA			6,650,254
TOTAL NONCONVERTIBLE BONDS (Cost $20,297,282)			20,024,950
U.S. Government Agency - Mortgage Securities - 8.4%

Fannie Mae - 4.7%
2.5% 10/1/29		97,799	100,546
2.5% 4/1/30 (e)		100,000	102,680
3% 7/1/43 to 8/1/43		648,035	663,520
3.5% 4/1/30 (e)		100,000	106,074
3.5% 4/1/43		188,941	198,735
4% 8/1/42		647,131	694,919
4.5% 1/1/42		174,495	191,030
4.5% 4/1/45 (e)		100,000	109,089
5% 9/1/23		96,045	106,700
5% 4/1/45 (e)		100,000	111,203
5.5% 6/1/25 to 5/1/37		452,894	509,553
TOTAL FANNIE MAE			2,894,049
Freddie Mac - 1.5%
3.5% 4/1/43		389,271	410,820
4% 2/1/41		95,710	102,527
4.5% 3/1/41 to 4/1/44		377,968	413,221
TOTAL FREDDIE MAC			926,568
U.S. Government Agency - Mortgage Securities - continued
		Principal Amount (b)	Value
Ginnie Mae - 2.2%
3% 4/1/45 (e)		$ 400,000	$ 412,011
3.5% 5/20/43 to 2/20/45		377,650	398,327
4% 12/15/40 to 11/20/41		190,498	205,439
4% 4/1/45 (e)		100,000	106,547
4.5% 5/20/41		192,439	210,885
TOTAL GINNIE MAE			1,333,209
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $5,071,252)			5,153,826
Asset-Backed Securities - 1.1%

Capital Auto Receivables Asset Trust Series 2014-2 Class D, 2.81% 8/20/19		25,000	25,083
Santander Drive Auto Receivables Trust:
Series 2013-5 Class D, 2.73% 10/15/19		64,000	64,522
Series 2014-1 Class D, 2.91% 4/15/20		63,000	63,664
Series 2014-4:
Class C, 2.6% 11/16/20		35,000	35,310
Class D, 3.1% 11/16/20		60,000	60,427
Springcastle SPV Series 2014-AA Class A, 2.7% 5/25/23 (c)		103,416	103,670
Truman Capital Mortgage Loan Trust:
Series 2014-NPL2 Class A1, 3.125% 6/25/54 (c)		40,512	40,277
Series 2014-NPL3 Class A1, 3.125% 4/25/53 (c)		55,029	54,704
Vericrest Opportunity Loan Trust Series 2014-NPL7 Class A1, 3.125% 8/27/57 (c)		232,478	232,602
TOTAL ASSET-BACKED SECURITIES (Cost $679,215)			680,259
Commercial Mortgage Securities - 4.6%

United States of America - 4.6%
GE Capital Commercial Mortgage Corp. sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49		310,000	327,802
LB-UBS Commercial Mortgage Trust sequential payer Series 2007-C1 Class A4, 5.424% 2/15/40		725,231	771,210
Wachovia Bank Commercial Mortgage Trust sequential payer:
Series 2007-C30 Class A5, 5.342% 12/15/43		500,000	531,646
Commercial Mortgage Securities - continued
		Principal Amount (b)	Value
United States of America - continued
Wachovia Bank Commercial Mortgage Trust sequential payer: - continued
Series 2007-C32 Class A3, 5.7206% 6/15/49 (g)		$ 225,000	$ 240,550
Series 2007-C33 Class A4, 5.9418% 2/15/51 (g)		894,033	953,591
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $2,991,299)			2,824,799
U.S. Government and Government Agency Obligations - 2.0%

U.S. Treasury Inflation-Protected Obligations - 1.0%
U.S. Treasury Inflation-Indexed Bonds 0.75% 2/15/45 (f)		627,000	635,355
U.S. Treasury Obligations - 1.0%
U.S. Treasury Notes 0.875% 10/15/17		610,000	612,001
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $1,221,630)			1,247,356
Foreign Government and Government Agency Obligations - 36.5%

Australia - 2.0%
Australian Commonwealth:
2.75% 4/21/24	AUD	680,000	537,986
4.25% 4/21/26	AUD	40,000	35,945
4.75% 6/15/16	AUD	504,000	397,349
5.5% 4/21/23	AUD	52,000	49,196
5.75% 5/15/21	AUD	68,000	63,011
5.75% 7/15/22	AUD	175,000	165,809
TOTAL AUSTRALIA			1,249,296
Belgium - 0.4%
Belgian Kingdom:
2.6% 6/22/24 (Reg.S) (c)	EUR	173,000	223,737
3% 6/22/34 (c)	EUR	14,000	20,761
TOTAL BELGIUM			244,498
Foreign Government and Government Agency Obligations - continued
		Principal Amount (b)	Value
Brazil - 0.5%
Banco Nacional de Desenvolvimento Economico e Social 5.75% 9/26/23 (c)		$ 200,000	$ 206,040
Brazilian Federative Republic 5.625% 1/7/41		100,000	101,750
TOTAL BRAZIL			307,790
Canada - 1.2%
Canadian Government:
1.25% 2/1/18 (f)	CAD	338,000	272,535
4% 6/1/41	CAD	118,000	131,093
5% 6/1/37	CAD	154,000	188,258
5.75% 6/1/29	CAD	49,000	58,487
Ontario Province 4.65% 6/2/41	CAD	110,000	115,829
TOTAL CANADA			766,202
Chile - 0.0%
Chilean Republic 6% 3/1/18	CLP	10,000,000	16,906
Czech Republic - 0.1%
Czech Republic:
2.5% 8/25/28	CZK	400,000	18,973
4.2% 12/4/36	CZK	270,000	15,971
5.7% 5/25/24	CZK	900,000	52,316
TOTAL CZECH REPUBLIC			87,260
Denmark - 0.3%
Danish Kingdom 1.5% 11/15/23	DKK	1,270,000	203,568
France - 2.0%
French Government:
OAT 3.25% 5/25/45	EUR	125,000	208,271
2.5% 5/25/30	EUR	706,000	946,206
3.5% 4/25/26	EUR	65,000	92,074
TOTAL FRANCE			1,246,551
Germany - 0.1%
German Federal Republic 2.5% 8/15/46	EUR	25,000	41,319
Iceland - 0.8%
Republic of Iceland 2.5% 7/15/20	EUR	450,000	511,682
Foreign Government and Government Agency Obligations - continued
		Principal Amount (b)	Value
Indonesia - 1.9%
Indonesian Republic:
2.875% 7/8/21	EUR	200,000	$ 226,285
6.875% 1/17/18 (Reg. S)		850,000	958,375
TOTAL INDONESIA			1,184,660
Ireland - 3.6%
Irish Republic:
2% 2/18/45 (Reg.S)	EUR	50,000	61,479
2.4% 5/15/30 (Reg. S)	EUR	78,000	99,873
4.5% 4/18/20	EUR	34,000	44,362
5.4% 3/13/25	EUR	1,280,000	1,986,176
TOTAL IRELAND			2,191,890
Israel - 0.6%
Israeli State:
3.75% 3/31/24	ILS	176,000	52,486
4.25% 3/31/23	ILS	62,000	18,983
5% 1/31/20	ILS	89,000	26,842
5.5% 1/31/22	ILS	296,000	95,689
5.5% 1/31/42	ILS	28,000	11,068
6% 2/28/19	ILS	519,000	157,915
TOTAL ISRAEL			362,983
Italy - 3.2%
Buoni del Tesoro Poliennali:
1.5% 12/15/16	EUR	26,000	28,588
2.15% 12/15/21	EUR	323,000	375,595
3.5% 6/1/18	EUR	192,000	227,231
3.5% 12/1/18	EUR	319,000	381,988
4.5% 5/1/23	EUR	93,000	126,594
Italian Republic:
4.5% 3/1/26	EUR	96,000	136,204
5% 8/1/34	EUR	204,000	330,370
5% 9/1/40	EUR	23,000	39,198
6% 5/1/31	EUR	20,000	34,581
6.5% 11/1/27	EUR	154,000	261,001
TOTAL ITALY			1,941,350
Japan - 5.9%
Japan Government:
0.5% 9/20/24	JPY	11,700,000	98,794
Foreign Government and Government Agency Obligations - continued
		Principal Amount (b)	Value
Japan - continued
Japan Government: - continued
0.5% 12/20/24	JPY	1,400,000	$ 11,806
0.6% 3/20/24	JPY	158,000,000	1,349,032
0.6% 6/20/24	JPY	1,500,000	12,795
1.2% 12/20/34	JPY	6,400,000	54,113
1.4% 9/20/34	JPY	73,100,000	641,288
1.5% 6/20/34	JPY	38,000,000	339,723
1.5% 3/20/45	JPY	1,950,000	16,811
1.7% 12/20/43	JPY	6,000,000	54,214
1.7% 3/20/44	JPY	1,950,000	17,613
1.8% 3/20/43	JPY	31,450,000	290,571
1.8% 9/20/43	JPY	5,850,000	54,028
1.9% 12/20/28	JPY	9,250,000	89,552
2% 6/20/22	JPY	37,300,000	351,119
2.1% 12/20/25	JPY	13,950,000	136,380
2.2% 3/20/26	JPY	6,800,000	67,232
2.4% 3/20/48	JPY	4,050,000	42,725
TOTAL JAPAN			3,627,796
Korea (South) - 1.9%
Korean Republic:
2.75% 3/10/18	KRW	658,700,000	611,064
3% 9/10/24	KRW	147,850,000	143,077
3% 12/10/42	KRW	90,360,000	90,816
3.125% 3/10/19	KRW	115,360,000	109,287
3.5% 3/10/24	KRW	209,000,000	209,149
TOTAL KOREA (SOUTH)			1,163,393
Malaysia - 0.5%
Malaysian Government:
3.48% 3/15/23	MYR	417,000	109,621
3.814% 2/15/17	MYR	195,000	53,117
3.889% 7/31/20	MYR	417,000	113,577
3.892% 3/15/27	MYR	46,000	12,263
4.935% 9/30/43	MYR	9,000	2,563
TOTAL MALAYSIA			291,141
Mexico - 1.4%
United Mexican States:
2.375% 4/9/21	EUR	258,000	296,001
3.625% 4/9/29	EUR	100,000	126,120
Foreign Government and Government Agency Obligations - continued
		Principal Amount (b)	Value
Mexico - continued
United Mexican States: - continued
4.75% 6/14/18	MXN	3,927,000	$ 257,583
8.5% 5/31/29	MXN	2,578,000	204,191
TOTAL MEXICO			883,895
New Zealand - 0.2%
New Zealand Government:
4.5% 4/15/27	NZD	25,000	20,834
5.5% 4/15/23	NZD	26,000	22,525
6% 12/15/17	NZD	107,000	85,929
TOTAL NEW ZEALAND			129,288
Norway - 0.2%
Kingdom of Norway 4.5% 5/22/19	NOK	277,000	39,198
Norway Government Bond:
1.75% 3/13/25	NOK	376,000	47,762
3% 3/14/24	NOK	159,000	22,357
TOTAL NORWAY			109,317
Poland - 0.9%
Polish Government:
3.25% 7/25/25	PLN	153,000	43,839
4% 10/25/23	PLN	275,000	82,772
5% 4/25/16	PLN	717,000	196,000
5.5% 10/25/19	PLN	530,000	161,944
5.75% 9/23/22	PLN	239,000	78,698
5.75% 4/25/29	PLN	31,000	11,305
TOTAL POLAND			574,558
Russia - 0.4%
Russian Federation:
6.8% 12/11/19	RUB	2,840,000	39,867
7% 8/16/23	RUB	4,135,000	53,641
7.05% 1/19/28	RUB	681,000	8,161
7.35% 1/20/16	RUB	2,289,000	37,973
7.5% 2/27/19	RUB	5,115,000	75,934
TOTAL RUSSIA			215,576
Foreign Government and Government Agency Obligations - continued
		Principal Amount (b)	Value
Singapore - 0.3%
Republic of Singapore:
3.25% 9/1/20	SGD	192,000	$ 148,672
3.375% 9/1/33	SGD	21,000	16,630
TOTAL SINGAPORE			165,302
Slovenia - 0.1%
Republic of Slovenia 2.25% 3/25/22 (Reg. S)	EUR	25,000	29,243
South Africa - 1.0%
South African Republic:
6.25% 3/31/36	ZAR	1,992,000	130,698
7.25% 1/15/20	ZAR	675,000	55,585
7.75% 2/28/23	ZAR	2,900,000	241,368
8% 12/21/18	ZAR	467,000	39,664
8% 1/31/30	ZAR	155,000	12,599
8.25% 9/15/17	ZAR	320,000	27,197
8.75% 1/31/44	ZAR	307,000	25,985
10.5% 12/21/26	ZAR	856,000	85,085
TOTAL SOUTH AFRICA			618,181
Spain - 2.5%
Spanish Kingdom:
2.1% 4/30/17	EUR	231,000	258,540
3.75% 10/31/18	EUR	474,000	571,313
4.4% 10/31/23 (c)	EUR	334,000	456,335
5.15% 10/31/44	EUR	83,000	151,868
5.75% 7/30/32	EUR	13,000	22,494
5.9% 7/30/26	EUR	60,000	95,160
TOTAL SPAIN			1,555,710
Sweden - 0.3%
Sweden Kingdom 2.5% 5/12/25	SEK	1,135,000	158,672
Switzerland - 0.5%
Switzerland Confederation 3.5% 4/8/33	CHF	193,000	312,597
Thailand - 0.4%
Kingdom of Thailand:
3.45% 3/8/19	THB	2,599,000	83,638
3.625% 6/16/23	THB	4,279,000	141,412
Foreign Government and Government Agency Obligations - continued
		Principal Amount (b)	Value
Thailand - continued
Kingdom of Thailand: - continued
4.675% 6/29/44	THB	530,000	$ 19,262
4.875% 6/22/29	THB	290,000	10,917
TOTAL THAILAND			255,229
Turkey - 0.8%
Turkish Republic:
7.1% 3/8/23	TRY	45,000	16,103
7.4% 2/5/20	TRY	57,000	21,187
8.3% 6/20/18	TRY	144,000	55,354
8.5% 7/10/19	TRY	115,000	44,560
8.5% 9/14/22	TRY	210,000	81,532
8.8% 11/14/18	TRY	260,000	101,445
8.8% 9/27/23	TRY	206,000	81,604
9% 1/27/16	TRY	156,000	59,997
TOTAL TURKEY			461,782
United Kingdom - 2.5%
United Kingdom, Great Britain and Northern Ireland:
3.25% 1/22/44	GBP	10,000	17,746
3.5% 1/22/45	GBP	24,000	44,584
4.5% 9/7/34	GBP	721,000	1,470,071
TOTAL UNITED KINGDOM			1,532,401
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $23,843,103)			22,440,036
Municipal Securities - 0.4%

United States of America - 0.4%
Chicago Gen. Oblig. 6.314% 1/1/44		205,000	210,396
Illinois Gen. Oblig. Series 2011:
5.665% 3/1/18		5,000	5,474
5.877% 3/1/19		25,000	27,894
TOTAL MUNICIPAL SECURITIES (Cost $240,633)			243,764
Preferred Securities - 13.1%
		Principal Amount (b)	Value
Belgium - 1.0%
KBC Groep NV 5.625% (Reg. S) (d)(g)	EUR	550,000	$ 597,380
France - 1.5%
Credit Agricole SA:
6.625% (c)(d)(g)		200,000	200,824
6.625% 12/31/49 (Reg. S) (g)		500,000	510,264
EDF SA 5.625% (Reg. S) (d)(g)		200,000	215,109
TOTAL FRANCE			926,197
Germany - 1.5%
RWE AG 4.625% (d)(g)	EUR	845,000	941,697
Netherlands - 0.9%
Volkswagen International Finance NV 2.5% (Reg. S) (d)	EUR	500,000	538,903
Switzerland - 2.6%
UBS Group AG:
7% (Reg. S) (d)(g)		600,000	627,878
7.125% (Reg. S) (d)(g)		950,000	1,003,678
TOTAL SWITZERLAND			1,631,556
United Kingdom - 2.6%
Barclays Bank PLC 7.625% 11/21/22		1,328,000	1,591,243
United States of America - 3.0%
JPMorgan Chase & Co.:
6% (d)(g)		837,000	855,648
6.75% (d)(g)		7,000	7,672
Wells Fargo & Co. 5.875% (d)(g)		900,000	961,848
TOTAL UNITED STATES OF AMERICA			1,825,168
TOTAL PREFERRED SECURITIES (Cost $8,225,286)			8,052,144
Fixed-Income Funds - 0.3%
	Shares
Fidelity Mortgage Backed Securities Central Fund (h) (Cost $153,420)	1,449	159,589
Money Market Funds - 1.3%

Fidelity Cash Central Fund, 0.14% (a) (Cost $797,932)	797,932	797,932
Purchased Swaptions - 0.0%
	Expiration Date		Notional Amount (b)	Value
Put Options - 0.0%
Option on a credit default swap with Barclays Bank PLC to buy protection on the 5-Year iTraxx Europe Crossover Series 22 Index expiring December 2019 exercise rate 3.00% (Cost $28,288)	5/20/15	EUR	4,500,000	$ 28,880
TOTAL INVESTMENT PORTFOLIO - 100.2% (Cost $63,549,340)		61,653,535
NET OTHER ASSETS (LIABILITIES) - (0.2)%		(123,160)
NET ASSETS - 100%		$ 61,530,375
TBA Sale Commitments
	Principal Amount (b)
Fannie Mae
4.5% 4/1/45	$ (100,000)	(109,089)
4.5% 5/1/45	(100,000)	(108,808)
TOTAL FANNIE MAE		(217,897)
Ginnie Mae
3% 4/1/45	(200,000)	(206,005)
TOTAL TBA SALE COMMITMENTS (Proceeds $423,180)		$ (423,902)
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Bond Index Contracts
2 Eurex Euro-Buxl 30 Year Bond Contracts (Germany)	June 2015	$ 378,832	$ 10,400
8 Eurex Euro-OAT Contracts (Germany)	June 2015	1,342,342	1,103
6 TME 10 Year Canadian Note Contracts (Canada)	June 2015	676,199	9,084
TOTAL BOND INDEX CONTRACTS		2,397,373	20,587
Treasury Contracts
8 CBOT 2 Year U.S. Treasury Note Contracts (United States)	June 2015	1,753,250	7,484
13 CBOT 5 Year U.S. Treasury Note Contracts (United States)	June 2015	1,562,742	11,279
2 CBOT Long Term U.S. Treasury Bond Contracts (United States)	June 2015	327,750	(4)
TOTAL TREASURY CONTRACTS		3,643,742	18,759
TOTAL PURCHASED		6,041,115	39,346
Sold
Bond Index Contracts
2 Eurex Euro-Bobl Contracts (Germany)	June 2015	278,339	(33)
8 Eurex Euro-Bund Contracts (Germany)	June 2015	1,365,654	(5,014)
2 ICE Long Gilt Contracts (United Kingdom)	June 2015	358,241	(7,209)
11 ICE Medium Gilt Contracts (United Kingdom)	June 2015	1,831,628	(16,562)
TOTAL BOND INDEX CONTRACTS		3,833,862	(28,818)
		$ 9,874,977	$ 10,528
The face value of futures purchased as a percentage of net assets is 9.8%
The face value of futures sold as a percentage of net assets is 6.2%
Foreign Currency Contracts
Settlement Date	Currency	Counterparty	Type	Quantity	Contract Amount (b)	Unrealized Appreciation/ (Depreciation)
4/2/15	GBP	Credit Suisse Intl.	Buy	25,000	$ 37,102	$ (17)
4/2/15	JPY	Credit Suisse Intl.	Buy	6,853,546	57,081	62
4/2/15	TRY	Credit Suisse Intl.	Buy	32,869	12,639	9
5/20/15	AUD	Citibank, N.A.	Buy	103,000	80,163	(1,933)
5/20/15	AUD	JPMorgan Chase Bank, N.A.	Sell	17,000	12,834	(78)
5/20/15	BRL	Citibank, N.A.	Sell	96,000	30,317	645
5/20/15	BRL	Goldman Sachs Bank USA	Buy	90,000	28,145	(328)
5/20/15	BRL	Goldman Sachs Bank USA	Sell	186,000	61,255	3,765
5/20/15	BRL	JPMorgan Chase Bank, N.A.	Buy	96,000	28,648	1,024
5/20/15	BRL	JPMorgan Chase Bank, N.A.	Sell	99,000	30,764	165
5/20/15	CAD	Credit Suisse Intl.	Buy	834,000	661,103	(3,042)
5/20/15	CAD	Goldman Sachs Bank USA	Buy	39,000	30,775	(3)
5/20/15	CAD	JPMorgan Chase Bank, N.A.	Buy	231,000	185,538	(3,269)
5/20/15	CZK	Citibank, N.A.	Buy	3,418,000	140,401	(6,979)
5/20/15	CZK	JPMorgan Chase Bank, N.A.	Buy	830,000	33,993	(1,594)
5/20/15	DKK	Citibank, N.A.	Buy	304,000	46,868	(3,042)
5/20/15	EUR	BNP Paribas	Buy	46,000	50,140	(646)
5/20/15	EUR	Barclays Bank PLC	Sell	40,000	45,590	2,552
5/20/15	EUR	Barclays Bank PLC	Sell	412,000	467,196	23,905
5/20/15	EUR	Citibank, N.A.	Sell	103,000	116,839	6,017
5/20/15	EUR	Credit Suisse Intl.	Buy	22,000	24,302	(631)
Foreign Currency Contracts - continued
Settlement Date	Currency	Counterparty	Type	Quantity	Contract Amount (b)	Unrealized Appreciation/ (Depreciation)
5/20/15	EUR	Credit Suisse Intl.	Buy	29,000	$ 31,856	$ (654)
5/20/15	EUR	Credit Suisse Intl.	Buy	44,000	49,951	(2,609)
5/20/15	EUR	Credit Suisse Intl.	Buy	94,000	106,459	(5,319)
5/20/15	EUR	Credit Suisse Intl.	Buy	235,000	252,448	400
5/20/15	EUR	Credit Suisse Intl.	Buy	635,000	690,964	(7,736)
5/20/15	EUR	Credit Suisse Intl.	Buy	1,740,000	1,989,840	(117,687)
5/20/15	EUR	Credit Suisse Intl.	Sell	67,000	75,205	3,116
5/20/15	EUR	Credit Suisse Intl.	Sell	126,000	134,329	(1,241)
5/20/15	EUR	Credit Suisse Intl.	Sell	182,000	207,724	11,901
5/20/15	EUR	Credit Suisse Intl.	Sell	300,000	325,711	2,926
5/20/15	EUR	Credit Suisse Intl.	Sell	436,000	476,592	7,478
5/20/15	EUR	Credit Suisse Intl.	Sell	576,000	621,154	1,407
5/20/15	EUR	Goldman Sachs Bank USA	Buy	27,000	29,862	(811)
5/20/15	EUR	Goldman Sachs Bank USA	Buy	30,000	31,516	763
5/20/15	EUR	Goldman Sachs Bank USA	Sell	29,000	32,066	863
5/20/15	EUR	JPMorgan Chase Bank, N.A.	Sell	60,000	68,163	3,606
5/20/15	EUR	JPMorgan Chase Bank, N.A.	Sell	66,000	75,312	4,300
5/20/15	GBP	Barclays Bank PLC	Buy	10,000	15,425	(596)
5/20/15	GBP	Citibank, N.A.	Buy	209,000	322,789	(12,862)
5/20/15	GBP	Credit Suisse Intl.	Buy	16,000	23,841	(115)
5/20/15	GBP	Credit Suisse Intl.	Buy	264,000	404,682	(13,196)
5/20/15	GBP	Credit Suisse Intl.	Sell	2,269,000	3,465,850	101,138
Foreign Currency Contracts - continued
Settlement Date	Currency	Counterparty	Type	Quantity	Contract Amount (b)	Unrealized Appreciation/ (Depreciation)
5/20/15	GBP	JPMorgan Chase Bank, N.A.	Buy	212,000	$ 325,595	$ (11,219)
5/20/15	GBP	JPMorgan Chase Bank, N.A.	Sell	525,000	779,236	711
5/20/15	HKD	Citibank, N.A.	Buy	153,000	19,737	(4)
5/20/15	JPY	Barclays Bank PLC	Sell	2,800,000	23,561	199
5/20/15	JPY	Credit Suisse Intl.	Buy	4,800,000	40,111	(62)
5/20/15	JPY	Credit Suisse Intl.	Buy	6,150,000	51,271	42
5/20/15	JPY	Credit Suisse Intl.	Buy	90,400,000	758,711	(4,457)
5/20/15	JPY	Credit Suisse Intl.	Buy	242,800,000	2,069,912	(44,106)
5/20/15	JPY	Credit Suisse Intl.	Sell	11,050,000	92,090	(105)
5/20/15	JPY	Credit Suisse Intl.	Sell	46,550,000	389,453	1,062
5/20/15	JPY	JPMorgan Chase Bank, N.A.	Buy	1,400,000	11,774	(93)
5/20/15	JPY	JPMorgan Chase Bank, N.A.	Buy	52,350,000	437,746	(963)
5/20/15	JPY	Morgan Stanley Cap. Group	Buy	11,950,000	100,324	(619)
5/20/15	KRW	Citibank, N.A.	Sell	66,800,000	60,146	4
5/20/15	KRW	JPMorgan Chase Bank, N.A.	Sell	67,928,000	61,418	260
5/20/15	NOK	Citibank, N.A.	Buy	145,000	19,184	(1,210)
5/20/15	NOK	Citibank, N.A.	Sell	145,000	18,357	382
5/20/15	NZD	Citibank, N.A.	Sell	103,000	75,297	(1,335)
5/20/15	NZD	Goldman Sachs Bank USA	Buy	128,000	94,235	998
5/20/15	RUB	Credit Suisse Intl.	Sell	4,738,000	73,916	(5,775)
Foreign Currency Contracts - continued
Settlement Date	Currency	Counterparty	Type	Quantity	Contract Amount (b)	Unrealized Appreciation/ (Depreciation)
5/20/15	RUB	Goldman Sachs Bank USA	Buy	1,866,000	$ 29,804	$ 1,582
5/20/15	RUB	Goldman Sachs Bank USA	Buy	4,738,000	67,783	11,909
5/20/15	RUB	Goldman Sachs Bank USA	Sell	1,866,000	29,043	(2,343)
5/20/15	SEK	Citibank, N.A.	Buy	2,101,000	254,619	(10,480)
5/20/15	SGD	BNP Paribas	Buy	112,000	83,171	(1,659)
5/20/15	SGD	Credit Suisse Intl.	Sell	30,000	21,886	52
5/20/15	SGD	Goldman Sachs Bank USA	Sell	82,000	60,344	665
5/20/15	THB	JPMorgan Chase Bank, N.A.	Sell	1,004,000	30,708	(90)
						$ (75,000)
Currency Abbreviations
AUD	-	Australian dollar
BRL	-	Brazilian real
CAD	-	Canadian dollar
CHF	-	Swiss franc
CLP	-	Chilean peso
CZK	-	Czech koruna
DKK	-	Danish krone
EUR	-	European Monetary Unit
GBP	-	British pound
HKD	-	Hong Kong dollar
ILS	-	Israeli shekel
JPY	-	Japanese yen
KRW	-	Korean won
MXN	-	Mexican peso
MYR	-	Malaysian ringgit
NOK	-	Norwegian krone
NZD	-	New Zealand dollar
PLN	-	Polish zloty (new)
RUB	-	Russian ruble
SEK	-	Swedish krona
SGD	-	Singapore dollar
THB	-	Thai baht
TRY	-	Turkish Lira
ZAR	-	South African rand
Legend

(a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(b) Amount is stated in United States dollars unless otherwise noted.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $4,301,885 or 7.0% of net assets.

(d) Security is perpetual in nature with no stated maturity date.
(e) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(f) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $73,669.
(g) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(h) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 415
Fidelity Mortgage Backed Securities Central Fund	992
Total	$ 1,407
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Mortgage Backed Securities Central Fund	$ 157,632	$ 992	$ -	$ 159,589	0.0%
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of March 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 20,024,950	$ -	$ 20,024,950	$ -
U.S. Government Agency - Mortgage Securities	5,153,826	-	5,153,826	-
Asset-Backed Securities	680,259	-	680,259	-
Commercial Mortgage Securities	2,824,799	-	2,824,799	-
U.S. Government and Government Agency Obligations	1,247,356	-	1,247,356	-
Foreign Government and Government Agency Obligations	22,440,036	-	22,440,036	-
Municipal Securities	243,764	-	243,764	-
Preferred Securities	8,052,144	-	8,052,144	-
Fixed-Income Funds	159,589	159,589	-	-
Money Market Funds	797,932	797,932	-	-
Purchased Swaptions	28,880	-	28,880	-
Total Investments in Securities:	$ 61,653,535	$ 957,521	$ 60,696,014	$ -
Other Derivative Instruments:
Assets
Foreign Currency Contracts	$ 193,908	$ -	$ 193,908	$ -
Futures Contracts	39,350	39,350	-	-
Total Assets	$ 233,258	$ 39,350	$ 193,908	$ -
Liabilities
Foreign Currency Contracts	$ (268,908)	$ -	$ (268,908)	$ -
Futures Contracts	(28,822)	(28,822)	-	-
Total Liabilities:	$ (297,730)	$ (28,822)	$ (268,908)	$ -
Total Other Derivative Instruments:	$ (64,472)	$ 10,528	$ (75,000)	$ -
Other Financial Instruments:
TBA Sale Commitments	$ (423,902)	$ -	$ (423,902)	$ -
Income Tax Information

At March 31, 2015, the cost of investment securities for income tax purposes was $63,621,526. Net unrealized depreciation aggregated $1,967,991, of which $846,536 related to appreciated investment securities and $2,814,527 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, foreign government and government agency obligations, municipal securities, preferred securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

Asset backed securities, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. For foreign debt securities, when significant market or security specific market events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The U.S. dollar value of foreign currency contracts is determined using currency exchange rates supplied by a pricing vendor and are categorized as Level 2 in the hierarchy. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Options traded over-the-counter are valued using broker-supplied valuations and are categorized as Level 2 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1.

Risks of Investing in European Countries.

The recent global financial crisis has created uncertainty surrounding the sovereign debt of many European countries. If there is a default or debt restructuring by any European country, or if one or more countries leave the European Monetary Union or the European Monetary Union dissolves, there may be wide-ranging effects on global markets. Such events could significantly affect the value or liquidity of the Fund's investments in the region or with exposure to the region.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Intermediate
Municipal Income Fund

March 31, 2015

1.814648.110

LIM-QTLY-0515

Investments March 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 96.7%
	Principal Amount (000s)	Value (000s)
Alabama - 0.1%
Birmingham Gen. Oblig. Series 2013 A, 0% 3/1/43 (a)	$ 2,800	$ 2,808
Jefferson County Ltd. Oblig. School Warrants Series 2004 A, 5.5% 1/1/22	2,300	2,334
		5,142
Arizona - 2.6%
Arizona Ctfs. of Prtn. Series 2010 A:
5% 10/1/16 (FSA Insured)	7,000	7,449
5% 10/1/17 (FSA Insured)	10,000	11,009
5% 10/1/18 (FSA Insured)	2,500	2,823
5.25% 10/1/20 (FSA Insured)	6,695	7,704
Arizona Health Facilities Auth. Rev. (Banner Health Sys. Proj.) Series 2008 D:
5.5% 1/1/38	6,300	6,921
6% 1/1/27	1,400	1,573
Arizona School Facilities Board Ctfs. of Prtn. Series 2008, 5.75% 9/1/22	15,000	17,160
Glendale Gen. Oblig. Series 2015, 4% 7/1/21 (FSA Insured)	2,210	2,459
Glendale Indl. Dev. Auth. Hosp. Rev. (John C. Lincoln Health Network Proj.) Series 2007, 5% 12/1/32 (Pre-Refunded to 12/1/17 @ 100)	1,360	1,509
Glendale Sr. Excise Tax Rev. Series 2015 A:
5% 7/1/27	8,000	9,518
5% 7/1/28	7,470	8,808
5% 7/1/29	8,140	9,543
Glendale Trans. Excise Tax Rev.:
5% 7/1/24 (FSA Insured)	1,820	2,207
5% 7/1/25 (FSA Insured)	2,125	2,587
5% 7/1/26 (FSA Insured)	3,670	4,388
Phoenix Civic Impt. Corp. Excise Tax Rev.:
Series 2011 A, 5% 7/1/20	1,050	1,234
Series 2011 C, 5% 7/1/21	1,000	1,191
Phoenix Civic Impt. Corp. Wtr. Sys. Rev. Series 2009 A, 5% 7/1/18	7,665	8,657
Phoenix Indl. Solid Waste Disp. Rev. Bonds (Republic Svc., Inc. Proj.) Series 2013, 0.4%, tender 5/1/15 (d)(e)	28,700	28,700
Pima County Swr. Sys. Rev.:
Series 2011 B:
5% 7/1/20	2,150	2,520
5% 7/1/25	2,000	2,356
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Arizona - continued
Pima County Swr. Sys. Rev.: - continued
Series 2012 A:
5% 7/1/22	$ 500	$ 605
5% 7/1/23	1,100	1,335
		142,256
California - 8.8%
ABAG Fin. Auth. for Nonprofit Corps. Rev. (Sharp HealthCare Proj.) Series 2009 B, 6.25% 8/1/39	1,700	2,028
Alameda Corridor Trans. Auth. Rev. Series 2013 A, 5% 10/1/23	2,160	2,645
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev.:
Bonds 1.5%, tender 4/2/18 (d)	6,800	6,885
Series 2009 F1, 5.625% 4/1/44 (Pre-Refunded to 4/1/19 @ 100)	5,200	6,113
California Dept. of Wtr. Resources Series AI:
5% 12/1/25	2,195	2,640
5% 12/1/29	4,865	5,758
California Econ. Recovery Series 2009 A:
5% 7/1/18	1,030	1,169
5% 7/1/18 (Escrowed to Maturity)	3,480	3,945
California Gen. Oblig.:
Series 2007, 5.625% 5/1/20	50	50
5% 3/1/19	1,470	1,649
5% 11/1/22 (XL Cap. Assurance, Inc. Insured)	2,800	3,104
5% 3/1/26	2,200	2,286
5.25% 12/1/33	110	110
5.25% 4/1/34	30	30
5.5% 8/1/29	13,900	15,829
5.5% 4/1/30	5	5
5.5% 8/1/30	10,000	11,371
6% 3/1/33	12,375	15,083
6% 4/1/38	7,500	8,916
6% 11/1/39	35,800	43,436
6.5% 4/1/33	150	182
California Health Facilities Fing. Auth. Rev.:
(Catholic Healthcare West Proj.) Series 2008 L, 5.125% 7/1/22 (Pre-Refunded to 7/1/15 @ 100)	2,000	2,024
(Providence Health and Svcs. Proj.):
Series C, 6.5% 10/1/38 (Pre-Refunded to 10/1/18 @ 100)	100	119
6.5% 10/1/38 (Pre-Refunded to 10/1/18 @ 100)	5,300	6,325
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Health Facilities Fing. Auth. Rev.: - continued
(St. Joseph Health Sys. Proj.) Series 2013 A, 5% 7/1/25	$ 4,000	$ 4,823
Bonds (Children's Hosp. of Orange County Proj.) Series 2012 A, 1.82%, tender 7/1/17 (d)	4,500	4,560
Series 2011 D, 5% 8/15/35	3,000	3,347
California Pub. Works Board Lease Rev.:
(Univ. Proj.) Series 2011 B, 5.25% 10/1/24	4,345	5,257
(Various Cap. Proj.) Series 2012 G:
5% 11/1/23	1,000	1,208
5% 11/1/24	1,000	1,201
(Various Cap. Projects) Series 2011 A:
5.25% 10/1/24	4,000	4,840
5.25% 10/1/25	4,000	4,812
(Various Cap. Projs.):
Series 2009 G1, 5.25% 10/1/17	15,275	16,962
Series 2012 A:
5% 4/1/22	2,100	2,534
5% 4/1/23	5,000	6,000
(Various Judicial Council Projects) Series 2011 D:
5% 12/1/20	3,250	3,857
5% 12/1/21	2,500	3,005
Series 2005 K, 5% 11/1/16	7,195	7,390
Series 2009 G1, 5.75% 10/1/30	2,100	2,484
Series 2009 I, 6.125% 11/1/29	1,300	1,579
Series 2010 A, 5.75% 3/1/30	4,100	4,854
California State Univ. Rev. Series 2009 A:
5.75% 11/1/25	5,000	5,918
5.75% 11/1/28	5,000	5,907
Central Valley Fing. Auth. Cogeneration Proj. Rev. (Carson Ice-Gen. Proj.) Series 2009, 5.25% 7/1/20	600	684
Contra Costa Trans. Auth. Sales Tax Rev. Bonds Series 2012 A, 0.485%, tender 12/12/15 (d)	14,800	14,806
Elsinore Valley Muni. Wtr. District Ctfs. of Prtn. Series 2008 A:
5% 7/1/21 (Berkshire Hathaway Assurance Corp. Insured)	1,815	2,035
5% 7/1/22 (Berkshire Hathaway Assurance Corp. Insured)	3,155	3,536
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev. Series 2013 A, 5% 6/1/29	5,000	5,750
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Los Angeles Cmnty. College District:
Series 2008 A, 6% 8/1/33 (Pre-Refunded to 8/1/19 @ 100)	$ 4,000	$ 4,824
Series 2010 C, 5.25% 8/1/39	3,700	4,355
Los Angeles Cmnty. Redev. Agcy. Lease Rev. (Vermont Manchester Social Svcs. Proj.) Series 2005, 5% 9/1/18 (AMBAC Insured)	1,425	1,450
Los Angeles Dept. of Wtr. & Pwr. Rev.:
Series 2015 A, 5% 7/1/29 (c)	10,000	12,009
Series A2, 5% 7/1/25 (Pre-Refunded to 7/1/15 @ 100)	1,500	1,518
Los Angeles Muni. Impt. Corp. Lease Rev. Series 2012 C, 5% 3/1/19	3,300	3,779
Los Angeles Unified School District:
Series 2004 J, 5% 1/1/17	10,000	10,782
Series 2006 A, 5% 7/1/18 (Pre-Refunded to 7/1/16 @ 100)	4,085	4,325
Los Angeles Wastewtr. Sys. Rev. Series 2009 A, 5.75% 6/1/34	4,000	4,731
Modesto Irrigation District Elec. Rev. Series 2011 A:
5% 7/1/22	1,000	1,189
5% 7/1/23	3,800	4,461
Northern California Pwr. Agcy. Rev. (Hydroelectric #1 Proj.) Series 2010 A:
5% 7/1/19	1,185	1,367
5% 7/1/20	2,000	2,308
5% 7/1/21	1,500	1,728
5% 7/1/22	2,250	2,587
Oakland Gen. Oblig. Series 2009 B, 6% 1/15/34	1,485	1,741
Oakland Unified School District Alameda County:
Series 2009 A, 6.5% 8/1/21	2,250	2,663
Series 2013, 6.25% 8/1/28	1,860	2,229
Oakland-Alameda County Coliseum Auth. (Oakland Coliseum Proj.) Series 2012 A, 5% 2/1/23	5,865	6,856
Port of Oakland Rev. Series 2012 P, 5% 5/1/22 (e)	5,000	5,949
Poway Unified School District Series B:
0% 8/1/36	12,950	5,555
0% 8/1/37	16,850	6,916
0% 8/1/38	4,650	1,825
0% 8/1/40	2,240	798
Poway Unified School District Pub. Fing.:
5% 9/1/25 (c)	1,160	1,394
5% 9/1/28 (c)	1,600	1,857
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Poway Unified School District Pub. Fing.: - continued
5% 9/1/32 (c)	$ 1,685	$ 1,917
Sacramento City Fing. Auth. Rev. Series A, 0% 12/1/26 (FGIC Insured)	3,115	2,029
Sacramento Cogeneration Auth. Cogeneration Proj. Rev. (Proctor & Gamble Proj.) Series 2009:
5.25% 7/1/20	700	821
5.25% 7/1/21	700	833
Sacramento Pwr. Auth. Cogeneration Proj. Rev. Series 2005, 5% 7/1/19 (AMBAC Insured)	2,195	2,215
San Bernardino Cmnty. College District Series A, 6.5% 8/1/27 (Pre-Refunded to 8/1/18 @ 100)	3,500	4,145
San Bernardino County Ctfs. of Prtn. (Arrowhead Proj.):
Series 2009 A:
5% 8/1/19	8,465	9,513
5.25% 8/1/26	2,200	2,514
5.5% 8/1/20	2,000	2,310
Series 2009 B, 5% 8/1/18	7,355	8,142
San Diego Convention Ctr. Expansion Series 2012 A, 5% 4/15/23	8,900	10,560
San Diego Pub. Facilities Fing. Auth. Swr. Rev. Series 2009 A:
5% 5/15/21	3,240	3,767
5% 5/15/22	2,000	2,324
San Diego Unified School District:
Series 2008 C:
0% 7/1/34	2,600	1,221
0% 7/1/39	7,200	2,661
0% 7/1/46	20,405	5,536
0% 7/1/47	13,000	3,309
Series 2008 E, 0% 7/1/49	4,500	1,035
San Jacinto Unified School District Series 2007, 5.25% 8/1/32 (Pre-Refunded to 8/1/17 @ 100)	4,300	4,764
San Marcos Unified School District Series 2010 B:
0% 8/1/35	3,675	1,637
0% 8/1/37	2,000	808
Santa Clara County Fing. Auth. Rev. (El Camino Hosp. Proj.) Series 2007 C, 5.75% 2/1/41 (AMBAC Insured)	5,000	5,498
Santa Monica-Malibu Unified School District Series 1999, 0% 8/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,900	1,728
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Sonoma County Jr. College District Rev. Series 2002, 5% 8/1/28 (FSA Insured)	$ 385	$ 391
Sweetwater Union High School District Series 2008 A, 5.625% 8/1/47 (FSA Insured)	10,600	11,637
Union Elementary School District Series A, 0% 9/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,310	1,176
Univ. of California Revs.:
Series 2007 K:
5% 5/15/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,145	6,239
5% 5/15/16 (Pre-Refunded to 5/15/15 @ 101)	735	747
Series 2009 O, 5.25% 5/15/39 (Pre-Refunded to 5/15/39 @ 100)	1,900	2,165
Ventura County Cmnty. College District Series C, 5.5% 8/1/33 (Pre-Refunded to 8/1/18 @ 100)	4,400	5,067
Washington Township Health Care District Gen. Oblig. Series 2013 A, 5.5% 8/1/40	3,500	4,147
West Contra Costa Unified School District Series 2012, 5% 8/1/26	7,895	9,382
		478,485
Colorado - 0.5%
Colorado Ctfs. of Prtn. (UCDHSC Fitzsimons Academic Proj.) Series 2005 B:
5% 11/1/17 (Pre-Refunded to 11/1/15 @ 100)	1,000	1,028
5.25% 11/1/24 (Pre-Refunded to 11/1/15 @ 100)	1,400	1,441
Colorado Health Facilities Auth. Retirement Hsg. Rev. (Liberty Heights Proj.) 0% 7/15/22 (Escrowed to Maturity)	11,100	9,506
Colorado Health Facilities Auth. Rev.:
(Longmont Hosp. Proj.) Series 2006 B, 5.25% 12/1/16 (Radian Asset Assurance, Inc. Insured)	1,990	2,079
Bonds (Catholic Health Initiatives Proj.) Series 2008 C4, 4%, tender 11/12/15 (d)	5,800	5,925
Denver Health & Hosp. Auth. Healthcare Rev. Series 2007 A, 5% 12/1/15	2,310	2,373
E-470 Pub. Hwy. Auth. Rev.:
Series 1997 B, 0% 9/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,330	1,326
Series 2010 A:
0% 9/1/35	2,000	904
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Colorado - continued
E-470 Pub. Hwy. Auth. Rev.: - continued
Series 2010 A: - continued
0% 9/1/37	$ 3,000	$ 1,243
0% 9/1/38	3,760	1,491
		27,316
Connecticut - 1.6%
Connecticut Dev. Auth. Poll. Cont. Rev. Bonds Series 2011 A, 1.55%, tender 4/1/15 (d)(e)	4,700	4,700
Connecticut Gen. Oblig.:
(Econ. Recovery Proj.) Series 2009 A, 5% 1/1/16	15,940	16,503
Series 2012 C, 5% 6/1/16	12,230	12,889
Series 2012 E, 5% 9/15/23	3,000	3,590
Series 2013 A:
0.25% 3/1/16 (d)	1,400	1,399
0.36% 3/1/17 (d)	1,600	1,602
Series 2014 C, 5% 12/15/16	20,600	22,130
Series 2014 D, 2% 6/15/16	4,400	4,488
Series 2014 E, 4% 9/1/16	15,000	15,755
Connecticut Health & Edl. Facilities Auth. Rev. (Yale-New Haven Hosp. Proj.) Series J1, 5% 7/1/31 (Pre-Refunded to 7/1/16 @ 100)	5,000	5,288
		88,344
Delaware, New Jersey - 0.2%
Delaware River & Bay Auth. Rev. Series 2014 C:
5% 1/1/22	3,000	3,567
5% 1/1/24	1,270	1,535
5% 1/1/25	2,750	3,308
		8,410
District Of Columbia - 0.3%
District of Columbia Rev. Series A, 5% 6/1/40	6,700	7,414
District of Columbia Wtr. & Swr. Auth. Pub. Util. Rev. Series 2007 A, 5.5% 10/1/41 (Pre-Refunded to 10/1/17 @ 100)	7,900	8,853
		16,267
Florida - 12.6%
Brevard County School Board Ctfs. of Prtn.:
Series 2014:
5% 7/1/27	3,300	3,914
5% 7/1/30	7,455	8,612
Series 2015 C, 5% 7/1/24	3,000	3,660
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Broward County Arpt. Sys. Rev. Series 2012 Q1, 5% 10/1/23	$ 3,100	$ 3,692
Broward County School Board Ctfs. of Prtn.:
Series 2007 A, 5% 7/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,180	2,298
Series 2012 A:
5% 7/1/21	5,380	6,371
5% 7/1/22	5,000	5,966
5% 7/1/25	5,635	6,559
5% 7/1/26	24,585	28,493
Series 2015 A:
5% 7/1/26	11,500	13,876
5% 7/1/27	9,165	10,941
5% 7/1/28	4,000	4,724
Series 2015 B:
5% 7/1/25	2,160	2,634
5% 7/1/26	11,670	14,081
5% 7/1/27	7,900	9,430
5% 7/1/28	13,510	15,956
Citizens Property Ins. Corp.:
Series 2010 A1, 5% 6/1/16 (FSA Insured)	6,000	6,321
Series 2011 A1, 5% 6/1/18	2,000	2,230
Clay County School Board Ctfs. of Prtn. Series 2005 B, 5% 7/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,385	1,400
Clearwater Wtr. and Swr. Rev. Series 2011:
5% 12/1/21	1,300	1,559
5% 12/1/23	2,245	2,672
5% 12/1/24	2,365	2,813
Escambia County Solid Waste Disp. Rev. Bonds (Gulf Pwr. Co. Proj.) Series 2009, 1.35%, tender 6/2/15 (d)	2,100	2,103
Flagler County School Board Ctfs. Series 2005 A, 5% 8/1/16 (Pre-Refunded to 8/1/15 @ 100)	2,105	2,138
Florida Board of Ed. Pub. Ed. Cap. Outlay:
Series 2006 C, 5% 6/1/29	3,400	3,719
Series 2009 A, 5% 6/1/16	2,000	2,108
Series 2009 C, 5% 6/1/16	3,900	4,110
Series 2009 D, 5% 6/1/21	2,780	3,226
Series 2011 A, 5% 6/1/16	6,100	6,429
Series 2011 C:
5% 6/1/20	12,380	14,588
5% 6/1/22	10,000	11,907
Series 2011 E, 5% 6/1/24	5,000	5,921
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Florida Board of Ed. Pub. Ed. Cap. Outlay: - continued
Series 2012 C, 5% 6/1/16	$ 5,600	$ 5,902
Series A, 5.5% 6/1/38	1,800	2,051
Florida Dept. of Trans. Rev. Series 2005 A, 5% 7/1/16	3,465	3,506
Florida Dev. Fin. Corp. Healthcare Facility Rev. 6% 2/1/33	4,900	5,603
Florida Gen. Oblig. (Dept. of Trans. Right-of-Way and Bridge Construction Proj.) Series 2008 A, 5.375% 7/1/28	3,375	3,743
Florida Muni. Pwr. Agcy. Rev.:
(St. Lucie Proj.) Series 2012 A, 5% 10/1/26	12,300	14,482
(Stanton II Proj.) Series 2012 A, 5% 10/1/22	2,830	3,377
Highlands County Health Facilities Auth. Rev. (Adventist Health Sys./Sunbelt, Inc. Prog.):
Series 2005 I:
5% 11/15/17	2,600	2,874
5% 11/15/18	2,000	2,259
Series 2008 B, 6% 11/15/37	12,000	14,188
Series B:
5% 11/15/17 (Pre-Refunded to 11/15/15 @ 100)	150	154
5% 11/15/17 (Pre-Refunded to 11/16/15 @ 100)	1,050	1,081
Hillsborough County Indl. Dev. Auth. Indl. Dev. Rev. (Health Facilities/Univ. Cmnty. Hosp. Proj.) Series 2008 B, 8% 8/15/32 (Pre-Refunded to 8/15/19 @ 101)	3,600	4,653
Indian River County School Board Ctfs. of Prtn. Series 2014:
5% 7/1/24	2,670	3,206
5% 7/1/25	2,000	2,435
Indian River County Wtr. & Swr. Rev.:
5% 9/1/21	1,855	2,148
5% 9/1/22	2,270	2,628
Jacksonville Sales Tax Rev. Series 2012:
5% 10/1/22	4,000	4,844
5% 10/1/23	5,320	6,426
Jacksonville Trans. Rev. Series 2012 A, 5% 10/1/23	2,000	2,419
JEA Wtr. & Swr. Sys. Rev. Series 2010 C, 5% 10/1/20	1,785	2,041
Lake County School Board Ctfs. of Prtn.:
Series 2006 B, 5% 6/1/20 (AMBAC Insured)	2,000	2,097
Series 2014 A:
5% 6/1/25 (FSA Insured)	1,000	1,194
5% 6/1/26 (FSA Insured)	1,800	2,126
5% 6/1/28 (FSA Insured)	500	580
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Marion County School Board Ctfs. of Prtn. Series 2005 B:
5.25% 6/1/23 (Pre-Refunded to 6/1/15 @ 100)	$ 3,330	$ 3,357
5.25% 6/1/24 (Pre-Refunded to 6/1/15 @ 100)	3,750	3,781
Miami Beach Health Facilities Auth. Hosp. Rev. (Mount Sinai Med. Ctr. of Florida Proj.) Series 2012:
5% 11/15/21	1,000	1,174
5% 11/15/22	500	590
Miami-Dade County Aviation Rev.:
Series 2010 A, 5.375% 10/1/41	4,700	5,305
Series 2010 B, 5% 10/1/35 (FSA Insured)	10,225	11,119
Series 2012 A:
5% 10/1/22 (e)	3,000	3,543
5% 10/1/24 (e)	10,000	11,654
5% 10/1/24	2,165	2,570
Series 2014 A:
5% 10/1/27 (e)	1,325	1,554
5% 10/1/29 (e)	2,805	3,233
5% 10/1/37	6,700	7,599
Miami-Dade County Cap. Asset Acquisition Series 2012 A, 5% 10/1/25	2,250	2,639
Miami-Dade County Edl. Facilities Rev. (Univ. of Miami Proj.) Series 2008 A, 5.75% 4/1/28	3,200	3,358
Miami-Dade County Expressway Auth.:
Series 2010 A, 5% 7/1/40	8,200	9,036
Series 2014 A, 5% 7/1/44	1,800	1,999
Miami-Dade County Gen. Oblig. (Parks Prog.) Series 2015 A, 5% 11/1/23	4,075	5,015
Miami-Dade County Pub. Facilities Rev. (Jackson Health Sys. Proj.) Series 2005 B, 5% 6/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,195	8,422
Miami-Dade County School Board Ctfs. of Prtn.:
Series 2008 A, 5% 8/1/15 (AMBAC Insured)	5,990	6,080
Series 2014 D:
5% 11/1/24	11,680	14,187
5% 11/1/25	12,235	14,710
5% 11/1/26	7,950	9,477
Series 2015 A, 5% 5/1/27 (FSA Insured)	4,220	5,030
Miami-Dade County Transit Sales Surtax Rev. Series 2012:
5% 7/1/21	1,250	1,485
5% 7/1/42	1,675	1,899
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Miami-Dade County Wtr. & Swr. Rev. Series 2008 A, 5.25% 10/1/18 (FSA Insured)	$ 8,000	$ 9,111
North Brevard County Hosp. District Rev.:
5.75% 10/1/38	2,210	2,500
5.75% 10/1/38 (Pre-Refunded to 10/1/18 @ 100)	5,425	6,314
5.75% 10/1/43	535	604
5.75% 10/1/43 (Pre-Refunded to 10/1/18 @ 100)	1,315	1,530
Orange County Health Facilities Auth.:
(Orlando Health, Inc.) Series 2009, 5.25% 10/1/20	4,520	5,207
Series 2012 A, 5% 10/1/42	12,650	13,704
Series 2012 B, 5% 10/1/42	5,200	5,633
Orange County Health Facilities Auth. Rev. (Orlando Reg'l. Health Care Sys. Proj.) Series 1996 A, 6.25% 10/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	5,728
Orange County School Board Ctfs. of Prtn.:
Series 2012 B, 5% 8/1/26	4,000	4,754
Series 2015 C, 5% 8/1/29	7,000	8,345
Orlando & Orange County Expressway Auth. Rev. Series 2012, 5% 7/1/20	2,000	2,336
Orlando Utils. Commission Util. Sys. Rev.:
Series 2011 B:
5% 10/1/19	1,500	1,747
5% 10/1/20	3,500	4,160
Series 2012 A:
5% 10/1/23	1,700	2,107
5% 10/1/25	900	1,138
Palm Beach County School Board Ctfs. of Prtn.:
Series 2014 B, 5% 8/1/25	3,200	3,895
Series 2015 B:
5% 8/1/25	1,625	1,978
5% 8/1/27	8,285	9,877
5% 8/1/28	5,485	6,464
Series 2015 D:
5% 8/1/26 (c)	24,065	28,992
5% 8/1/27 (c)	10,910	12,972
5% 8/1/28 (c)	3,730	4,391
5% 8/1/26	10,460	12,615
Palm Beach County Solid Waste Auth. Rev.:
Series 2009, 5.25% 10/1/18 (Berkshire Hathaway Assurance Corp. Insured)	15,000	17,184
Series 2011, 5% 10/1/24	8,600	10,256
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Putnam County Dev. Auth. Poll. Cont. Rev. Bonds (Seminole Elec. Coop., Inc. Proj.) Series 2007 B, 5.35%, tender 5/1/18 (d)	$ 5,200	$ 5,818
Saint Lucie County School Board Ctfs. of Prtn.:
Series 2005, 5% 7/1/17 (Pre-Refunded to 7/1/15 @ 100)	1,410	1,427
Series 2013 A:
5% 7/1/25	2,000	2,356
5% 7/1/27	4,255	4,940
South Lake County Hosp. District (South Lake Hosp., Inc.) Series 2009 A, 6.25% 4/1/39	2,700	3,044
South Miami Health Facilities Auth. Hosp. Rev. (Baptist Health South Florida Obligated Group Proj.) Series 2007, 5% 8/15/15	5,000	5,087
Tampa Health Sys. Rev. Series 2010, 5% 11/15/19	1,500	1,732
Tampa Solid Waste Sys. Rev. Series 2010:
5% 10/1/17 (FSA Insured) (e)	5,965	6,524
5% 10/1/18 (FSA Insured) (e)	10,515	11,752
5% 10/1/19 (FSA Insured) (e)	5,965	6,777
Tampa Tax Allocation (H. Lee Moffitt Cancer Ctr. Proj.) Series 2012 A, 5% 9/1/28	1,900	2,197
		684,480
Georgia - 2.9%
Atlanta Wtr. & Wastewtr. Rev.:
5% 11/1/27	1,000	1,216
5% 11/1/29	2,500	2,987
Colquitt County Dev. Auth. Rev. Series C, 0% 12/1/21 (Escrowed to Maturity)	7,015	6,271
DeKalb County Hosp. Auth. Rev. (DeKalb Med. Ctr., Inc. Proj.) Series 2010:
6% 9/1/30	5,800	6,509
6.125% 9/1/40	7,190	7,934
DeKalb County Wtr. & Swr. Rev. Series 2011 A, 5.25% 10/1/25	1,480	1,781
Fulton County Facilities Corp. Ctfs. of Prtn. (Gen. Purp. Proj.) Series 2009:
5% 11/1/15	3,000	3,072
5% 11/1/18	6,000	6,783
5% 11/1/19	3,000	3,434
Georgia Gen. Oblig. Series 2014 D, 5% 7/1/16	30,630	32,409
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Georgia - continued
Georgia Muni. Elec. Auth. Pwr. Rev.:
(Proj. One):
Series 2008 A:
5.25% 1/1/18	$ 7,500	$ 8,374
5.25% 1/1/20	1,625	1,903
Series 2008 D, 5.75% 1/1/19	11,500	13,247
Series 2009 B, 5% 1/1/16	2,500	2,585
Series 2005 V, 6.6% 1/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	700	755
Series 2011 A, 5% 1/1/21	9,000	10,608
Series GG:
5% 1/1/22	3,000	3,588
5% 1/1/24	3,625	4,304
5% 1/1/25	1,250	1,479
5% 1/1/26	5,000	5,883
Georgia Muni. Gas Auth. Rev. (Gas Portfolio III Proj.):
Series 2014 U, 5% 10/1/24	1,400	1,698
Series Q, 5% 10/1/22	2,000	2,350
Series S:
5% 10/1/22	1,275	1,498
5% 10/1/24	2,425	2,884
Metropolitan Atlanta Rapid Transit Auth. Sales Tax Rev. Third Series 2009 A, 5.25% 7/1/36	11,600	13,336
Richmond County Hosp. Auth. (Univ. Health Svcs., Inc. Proj.) Series 2009, 5.5% 1/1/36	11,000	12,395
		159,283
Hawaii - 0.2%
Hawaii Arpts. Sys. Rev. Series 2010 B, 5% 7/1/15 (e)	4,995	5,052
Hawaii Gen. Oblig. Series DR, 5% 6/1/18	3,655	4,117
		9,169
Idaho - 0.2%
Idaho Health Facilities Auth. Rev.:
(St. Luke's Health Sys. Proj.) Series 2008 A:
6.5% 11/1/28	2,700	3,158
6.75% 11/1/37	2,600	3,042
(Trinity Health Group Proj.) 2008 B, 6.25% 12/1/33 (Pre-Refunded to 12/1/18 @ 100)	1,600	1,898
		8,098
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - 13.3%
Chicago Board of Ed.:
Series 1997 A, 0% 12/1/15 (AMBAC Insured)	$ 1,150	$ 1,139
Series 1999 A:
0% 12/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	965
5.25% 12/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,500	1,658
Series 2009 D:
5% 12/1/19 (Assured Guaranty Corp. Insured)	2,635	2,898
5% 12/1/20 (Assured Guaranty Corp. Insured)	5,960	6,550
5% 12/1/21 (Assured Guaranty Corp. Insured)	5,200	5,707
Series 2010 F, 5% 12/1/31	20,000	20,304
Series 2011 A, 5.5% 12/1/39	5,900	6,119
Chicago Gen. Oblig.:
(Cap. Impt. Proj.) Series 1999:
0% 1/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,600	2,142
0% 1/1/39 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	11,370	3,439
(City Colleges Proj.) Series 1999:
0% 1/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,350	4,312
0% 1/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	17,310	15,256
Series 2004 A, 5.25% 1/1/29 (FSA Insured)	190	191
Series 2006 A, 5% 1/1/23 (FSA Insured)	10,975	11,315
Series 2008 C, 5% 1/1/34	1,300	1,309
Series 2009 A:
5% 1/1/22	2,930	3,104
5% 1/1/27 (FSA Insured)	3,900	4,199
Series 2012 A:
5% 1/1/33	5,000	5,074
5% 1/1/34	2,090	2,115
Series 2012 C:
5% 1/1/23	4,115	4,403
5% 1/1/25	1,000	1,054
5.25% 1/1/29	12,100	12,731
5.25% 1/1/30	17,000	17,811
Chicago Midway Arpt. Rev. Series 2014 B:
5% 1/1/19	350	397
5% 1/1/22	1,000	1,179
5% 1/1/24	3,330	3,963
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Chicago O'Hare Int'l. Arpt. Rev.:
Series 2005 A, 5.25% 1/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,000	$ 1,035
Series 2010 D:
5.25% 1/1/18 (e)	750	831
5.25% 1/1/19 (e)	5,125	5,808
Series 2011 B, 5% 1/1/20	4,430	5,108
Series 2011 C, 6.5% 1/1/41	14,475	17,607
Series 2012 A, 5% 1/1/22	1,750	2,063
Series 2012 B, 5% 1/1/22 (e)	7,000	8,132
Chicago Park District Gen. Oblig.:
Series 2010 C:
5% 1/1/22	3,155	3,599
5% 1/1/23	3,400	3,850
5% 1/1/24	2,000	2,245
5.25% 1/1/37	3,385	3,679
5.25% 1/1/40	1,575	1,710
Series 2014 D, 4% 1/1/19	2,000	2,138
Chicago Sales Tax Rev. Series 1998, 5.5% 1/1/16 (FGIC Insured) (FSA Insured)	2,400	2,487
Chicago Transit Auth. Cap. Grant Receipts Rev.:
(Fed. Transit Administration Section 5307 Proj.) Series 2008 A, 5.25% 6/1/23 (Assured Guaranty Corp. Insured)	1,700	1,866
5% 6/1/19 (AMBAC Insured)	3,705	3,952
5% 6/1/19 (Pre-Refunded to 12/1/16 @ 100)	745	801
Chicago Wastewtr. Transmission Rev. Series 2012, 5% 1/1/23	1,300	1,494
Chicago Wtr. Rev. Series 2008, 5.25% 11/1/33	5,200	5,664
Cook County Forest Preservation District:
Series 2012 B:
5% 12/15/23	1,000	1,167
5% 12/15/24	1,000	1,164
Series 2012 C, 5% 12/15/25	2,120	2,459
Cook County Gen. Oblig.:
Series 2010 A, 5.25% 11/15/24	17,925	20,590
Series 2010 G, 5% 11/15/25	2,940	3,306
Series 2011 A, 5.25% 11/15/24	1,500	1,739
Series 2012 C:
5% 11/15/22	2,000	2,329
5% 11/15/23	4,980	5,726
5% 11/15/24	18,655	21,367
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Cook County Gen. Oblig.: - continued
Series 2012 C: - continued
5% 11/15/25	$ 520	$ 594
Cook County Thorton Township High School District #205 Series 2008, 5.5% 12/1/19 (Assured Guaranty Corp. Insured)	1,660	1,919
DuPage County Forest Preserve District Rev. Series 2000, 0% 11/1/17	2,700	2,607
Grundy, Kendall & Will County Cmnty. High School District #111 Gen. Oblig.:
Series 2006 A, 5.25% 5/1/24 (Pre-Refunded to 5/1/16 @ 100)	835	880
Series 2006, 5.25% 5/1/24	2,420	2,527
Illinois Dedicated Tax Rev. Series B, 0% 12/15/18 (AMBAC Insured)	1,800	1,598
Illinois Dev. Fin. Auth. Retirement Hsg. Regency Park Rev. 0% 7/15/23 (Escrowed to Maturity)	28,900	24,288
Illinois Fin. Auth. Gas Supply Rev. Bonds (Peoples Gas Lt. and Coke Co. Proj.) Series 2005 A, 4.3%, tender 6/1/16 (AMBAC Insured) (d)	1,400	1,460
Illinois Fin. Auth. Rev.:
(Advocate Health Care Proj.) Series 2008 D, 6.5% 11/1/38 (Pre-Refunded to 11/1/18 @ 100)	2,615	3,107
(Central DuPage Health Proj.) Series 2009 B, 5.375% 11/1/39	5,200	5,944
(Northwest Cmnty. Hosp. Proj.) Series 2008 A, 5.5% 7/1/38	6,840	7,618
(Palos Cmnty. Hosp. Proj.) Series 2010 C:
5% 5/15/18	8,415	9,374
5% 5/15/19	3,940	4,478
(Provena Health Proj.) Series 2010 A:
6% 5/1/20	2,060	2,466
6.25% 5/1/21	6,395	7,680
(Sherman Health Systems Proj.) Series 2007 A, 5.5% 8/1/37 (Pre-Refunded to 8/1/17 @ 100)	14,655	16,251
(Silver Cross Hosp. and Med. Ctr. Proj.) Series 2008 A, 5.5% 8/15/30	1,485	1,630
(The Univ. of Chicago Med. Ctr. Proj.) Series 2009 B, 5% 8/15/23	4,700	5,453
Series 2008 A, 5.625% 1/1/37	21,070	22,916
Series 2009 A, 7.25% 11/1/38 (Pre-Refunded to 11/1/18 @ 100)	5,865	7,145
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Illinois Fin. Auth. Rev.: - continued
Series 2009:
6.875% 8/15/38 (Pre-Refunded to 8/15/19 @ 100)	$ 325	$ 403
7% 8/15/44 (Pre-Refunded to 8/15/19 @ 100)	12,915	16,086
Series 2010 A:
5.5% 8/15/24	2,145	2,439
5.75% 8/15/29	1,440	1,626
Series 2010, 5.25% 8/15/36	675	718
Series 2012 A, 5% 5/15/23	1,480	1,721
Series 2012:
5% 9/1/32	8,100	8,777
5% 9/1/38	10,910	11,676
5% 11/15/43	3,265	3,549
Series 2013:
5% 11/15/26	2,675	3,118
5% 11/15/29	805	919
5% 5/15/43	7,800	8,294
5% 10/1/18	2,810	2,873
5% 10/1/18 (Pre-Refunded to 10/1/15 @ 100)	5	5
5% 11/15/21	400	473
5% 11/15/26	3,025	3,625
5% 8/15/35 (c)	1,800	1,981
5% 8/15/44 (c)	2,500	2,718
Illinois Gen. Oblig.:
Series 2002, 5.5% 8/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,200	2,235
Series 2006:
5% 1/1/18	9,600	10,440
5% 1/1/19	3,200	3,522
Series 2010, 5% 1/1/21 (FSA Insured)	12,000	13,362
Series 2012 A, 5% 1/1/33	3,600	3,776
Series 2012:
5% 8/1/19	4,475	4,971
5% 3/1/20	3,280	3,634
5% 3/1/21	2,750	3,075
5% 8/1/21	1,600	1,795
5% 3/1/22	5,000	5,616
5% 8/1/22	6,600	7,429
5% 8/1/23	3,400	3,846
Series 2013, 5.5% 7/1/38	4,000	4,441
Series 2014, 5.25% 2/1/31	8,000	8,862
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Illinois Sales Tax Rev.:
Series 2010:
5% 6/15/15	$ 1,200	$ 1,212
5% 6/15/16	10,000	10,549
Series 2013, 5% 6/15/25	13,360	15,953
Illinois Toll Hwy. Auth. Toll Hwy. Rev.:
Series 2006 A1, 5% 1/1/26 (Pre-Refunded to 7/1/16 @ 100)	2,300	2,434
Series 2006 A2, 5% 1/1/31 (Pre-Refunded to 7/1/16 @ 100)	34,640	36,661
Joliet School District #86 Gen. Oblig. Series 2002, 0% 11/1/21 (FSA Insured)	6,870	5,644
Kane & DeKalb Counties Cmnty. Unit School District #302 Series 2008, 5.5% 2/1/27 (FSA Insured)	2,000	2,081
Kane, McHenry, Cook & DeKalb Counties Unit School District #300:
0% 12/1/18 (AMBAC Insured)	3,960	3,711
0% 12/1/18 (Escrowed to Maturity)	595	567
Lake County Cmnty. Consolidated School District #73 Gen. Oblig.:
0% 12/1/15 (Escrowed to Maturity)	860	858
0% 12/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,265	2,255
Lake County Cmnty. High School District #117, Antioch Series 2000 B, 0% 12/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,300	4,574
Lake County Cmnty. Unit School District #60 Waukegan Series 1996 C, 0% 12/1/15 (FSA Insured)	3,810	3,781
McHenry & Kane Counties Cmnty. Consolidated School District #158 Series 2004, 0% 1/1/24 (FSA Insured)	8,040	6,049
McHenry County Conservation District Gen. Oblig. Series 2014:
5% 2/1/24	2,300	2,807
5% 2/1/27	6,000	7,258
Metropolitan Pier & Exposition:
(McCormick Place Expansion Proj.):
Series 1992 A, 0% 6/15/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,415	1,259
Series 1996 A, 0% 6/15/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,700	2,942
Series 2002 A, 0% 12/15/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	10,340	5,520
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Metropolitan Pier & Exposition: - continued
(McCormick Place Expansion Proj.): - continued
Series 2010 B1:
0% 6/15/43 (FSA Insured)	$ 15,825	$ 4,224
0% 6/15/44 (FSA Insured)	37,400	9,500
0% 6/15/46 (FSA Insured)	4,730	1,087
0% 6/15/47 (FSA Insured)	3,755	821
Series 2012 B, 0% 12/15/51	48,500	8,210
Series 2002 A, 0% 12/15/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,235	3,286
0% 6/15/16 (Escrowed to Maturity)	1,050	1,046
0% 6/15/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,500	2,472
0% 6/15/17 (Escrowed to Maturity)	1,175	1,157
0% 6/15/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,065	2,010
Univ. of Illinois Board of Trustees Ctfs. of Prtn. Series 2009 A:
5% 10/1/17	420	464
5% 10/1/17 (Escrowed to Maturity)	580	642
5% 10/1/19	630	695
5% 10/1/19 (Pre-Refunded to 10/1/17 @ 100)	845	935
Univ. of Illinois Rev.:
(Auxiliary Facilities Sys. Proj.) Series 2009 A, 5.75% 4/1/38 (Pre-Refunded to 4/1/19 @ 100)	2,670	3,152
Series 2013:
6% 10/1/42	3,900	4,605
6.25% 10/1/38	3,900	4,536
Will County Cmnty. Unit School District #365-U:
0% 11/1/16 (Escrowed to Maturity)	995	989
0% 11/1/16 (FSA Insured)	3,005	2,956
0% 11/1/17 (FSA Insured)	1,300	1,257
		721,349
Indiana - 3.3%
Clark-Pleasant 2004 School Bldg. Corp. Series 2005, 5.25% 7/15/21 (Pre-Refunded to 7/15/15 @ 100)	1,405	1,425
Crown Point Multi-School Bldg. Corp. (Crown Point Cmnty. School Corp. Proj.) Series 2000, 0% 1/15/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,850	6,642
Delaware County Ind. Hosp. Auth. Series 2006, 5.125% 8/1/29 (Pre-Refunded to 8/1/16 @ 100)	2,000	2,126
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Indiana - continued
Franklin Township Independent School Bldg. Corp., Marion County Series 2005, 5% 7/15/15 (Escrowed to Maturity)	$ 860	$ 872
Hamilton Heights School Bldg. Corp. Series 2006:
5.25% 7/15/15 (FSA Insured)	1,010	1,024
5.25% 7/15/16 (FSA Insured)	2,095	2,223
Hobart Bldg. Corp. Series 2006, 6.5% 1/15/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	11,380	14,003
Indiana Dev. Fin. Auth. Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2001, 4.7%, tender 10/1/15 (d)(e)	1,650	1,686
Indiana Fin. Auth. Econ. Dev. Rev. Bonds (Republic Svcs., Inc. Proj.) Series A, 0.4%, tender 6/1/15 (d)(e)	10,000	10,000
Indiana Fin. Auth. Health Sys. Rev. (Sisters of Saint Francis Health Svcs., Inc. Obligated Group Proj.) Series 2008 C, 5.375% 11/1/32	4,200	4,713
Indiana Fin. Auth. Hosp. Rev. Series 2013, 5% 8/15/25	3,110	3,714
Indiana Fin. Auth. Rev.:
(l-69 Section 5 Proj.) Series 2014:
5.25% 9/1/25 (e)	1,160	1,353
5.25% 9/1/27 (e)	700	803
(State Revolving Fund Prog.) Series 2010 A, 4% 2/1/16	1,460	1,506
(Trinity Health Cr. Group Proj.) Series 2009 A:
5% 12/1/16	2,220	2,377
5% 12/1/17	855	948
Series 2012:
5% 3/1/22	1,000	1,156
5% 3/1/23	1,000	1,165
5% 3/1/30	1,050	1,177
5% 3/1/41	5,310	5,805
Indiana Fin. Auth. Wastewtr. Util. Rev.:
(CWA Auth. Proj.):
Series 2012 A, 5% 10/1/25	2,165	2,552
Series 2015 A:
5% 10/1/26	2,475	2,990
5% 10/1/28	1,180	1,399
Series 2011 A, 5.25% 10/1/24	4,025	4,788
Indiana Health & Edl. Facilities Fing. Auth. Rev. Bonds (Ascension Health Sr. Cr. Group Proj.) Series 2006 B1, 4.1%, tender 11/3/16 (d)	7,800	8,233
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Indiana - continued
Indiana Health Facility Fing. Auth. Rev. Bonds:
(Ascension Health Cr. Group Proj.) Series 2001 A2, 1.6%, tender 2/1/17 (d)	$ 5,900	$ 6,014
Series 2001 A1, 0.3%, tender 2/3/16 (d)	40,465	40,495
Indiana Muni. Pwr. Agcy. Pwr. Supply Sys. Rev. Series 2012 A:
5% 1/1/24	1,000	1,182
5% 1/1/25	1,000	1,177
5% 1/1/26	2,745	3,223
Indiana Trans. Fin. Auth. Hwy. Rev. Series 1993 A:
0% 6/1/17 (AMBAC Insured)	3,000	2,935
0% 12/1/17 (AMBAC Insured)	1,470	1,425
0% 6/1/18 (AMBAC Insured)	1,740	1,662
Indianapolis Thermal Energy Sys. Series 2010 B:
5% 10/1/20	8,310	9,653
5% 10/1/21	5,500	6,471
Lake Central Multi-District School Bldg. Corp. Series 2012 B:
4% 1/15/22	1,455	1,626
5% 7/15/22	1,000	1,200
5% 7/15/23	2,700	3,234
5% 7/15/24	4,185	4,966
5% 7/15/25	4,330	5,105
Portage Township Multi-School Bldg. Corp. Series 2005:
5.25% 7/15/19 (Pre-Refunded to 7/15/15 @ 100)	1,530	1,552
5.25% 7/15/27 (Pre-Refunded to 7/15/15 @ 100)	1,310	1,329
Wawasee Cmnty. School Corp. New Elementary and Remodeling Bldg. Corp. Series 2005, 5% 7/15/15 (FSA Insured)	745	755
Wayne Township Marion County School Bldg. Corp. Series 2007, 5.5% 7/15/27 (Pre-Refunded to 1/15/17 @ 100)	2,295	2,497
		181,181
Iowa - 0.1%
Iowa Fin. Auth. Health Facilities Rev. Series 2005 A, 5% 2/15/17 (Assured Guaranty Corp. Insured)	1,685	1,821
Waukee Cmnty. School District Series 2014 C, 4% 6/1/16	3,140	3,273
		5,094
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Kansas - 0.4%
Kansas Dev. Fin. Agcy. (Adventist Health Sys./Sunbelt Obligated Group Proj.) Series 2009 D, 5% 11/15/19	$ 285	$ 328
Kansas Dev. Fin. Auth. Health Facilities Rev.:
(Hayes Med. Ctr., Inc. Proj.) Series 2010 Q, 5% 5/15/20	1,110	1,259
(KU Health Sys. Proj.) Series 2011 H, 5% 3/1/25	1,000	1,148
Overland Park Sales Tax Spl. Oblig. Rev. Series 2012, 4.375% 12/15/23	3,600	3,656
Topeka Combined Util. Impt. Rev. Series 2005 A, 6% 8/1/23 (Pre-Refunded to 8/1/15 @ 101)	1,430	1,472
Wichita Hosp. Facilities Rev. (Via Christi Health Sys., Inc. Proj.) Series 2009 III A, 5% 11/15/17 (Escrowed to Maturity)	5,000	5,561
Wyandotte County/Kansas City Unified Govt. Util. Sys. Rev.:
Series 2012 A:
5% 9/1/23	1,025	1,206
5% 9/1/24	4,415	5,174
Series 2012 B, 5% 9/1/24	1,500	1,758
		21,562
Kentucky - 1.1%
Kentucky Econ. Dev. Fin. Auth. Hosp. Rev. (St. Elizabeth Med. Ctr., Inc. Proj.) Series 2009 A, 5.5% 5/1/39	3,000	3,426
Kentucky State Property & Buildings Commission Rev.:
(#106 Proj.) Series 2013 A, 5% 10/1/27	3,865	4,552
(#90 Proj.) 5.75% 11/1/23	12,000	13,861
Louisville & Jefferson County Series 2013 A:
5.5% 10/1/33	2,500	2,927
5.75% 10/1/38	6,430	7,689
Louisville & Jefferson County Metropolitan Govt. Health Facilities Rev. (Jewish Hosp. & St. Mary's HealthCare Proj.) Series 2008, 6.125% 2/1/37 (Pre-Refunded to 2/1/18 @ 100)	23,325	26,741
Louisville/Jefferson County Metropolitan Govt. Poll. Cont. Rev. Bonds (Louisville Gas and Elec. Co. Proj.) Series 2007 B, 1.15%, tender 6/1/17 (d)	3,050	3,051
		62,247
Louisiana - 1.3%
Louisiana Gas & Fuel Tax Rev. Bonds Series 2013 B, 0.59%, tender 5/1/17 (d)	30,000	30,167
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Louisiana - continued
Louisiana Pub. Facilities Auth. Hosp. Rev. (Franciscan Missionaries of Our Lady Health Sys. Proj.) Series 2009, 6.75% 7/1/39 (Pre-Refunded to 7/1/19 @ 100)	$ 1,700	$ 2,073
Louisiana Pub. Facilities Auth. Rev.:
5% 7/1/15	1,705	1,724
5% 7/1/15 (Escrowed to Maturity)	1,035	1,047
Louisiana Stadium and Exposition District Series 2013 A, 5% 7/1/24	2,125	2,547
New Orleans Aviation Board Rev. (North Term. Proj.) Series 2015 B:
5% 1/1/24 (e)	2,500	2,953
5% 1/1/25 (e)	2,000	2,378
5% 1/1/27 (e)	2,250	2,625
New Orleans Gen. Oblig.:
Series 2005, 5.25% 12/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,740	1,796
Series 2012, 5% 12/1/20	3,200	3,646
Tobacco Settlement Fing. Corp. Series 2013 A, 5% 5/15/26	19,400	20,750
		71,706
Maine - 0.4%
Maine Health & Higher Ed. Facilities Auth. Rev. Series 2008 D, 5.75% 7/1/38	4,200	4,728
Maine Tpk. Auth. Tpk. Rev.:
Series 2007, 5.25% 7/1/32 (Pre-Refunded to 7/1/17 @ 100)	2,080	2,294
Series 2009, 6% 7/1/38 (Pre-Refunded to 7/1/19 @ 100)	1,800	2,160
Series 2014, 5% 7/1/16	4,340	4,590
Series 2015:
5% 7/1/25 (c)	2,295	2,870
5% 7/1/27 (c)	2,000	2,449
		19,091
Maryland - 1.5%
Maryland Econ. Dev. Corp. Poll. Cont. Rev. (Potomac Elec. Proj.) Series 2006, 6.2% 9/1/22	4,000	4,720
Maryland Gen. Oblig. Series 2012 B, 5% 8/1/16	8,300	8,812
Maryland Health & Higher Edl. Facilities Auth. Rev.:
(Doctors Cmnty. Hosp. Proj.) Series 2010, 5.75% 7/1/38	7,755	8,341
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Maryland - continued
Maryland Health & Higher Edl. Facilities Auth. Rev.: - continued
(Univ. of Maryland Med. Sys. Proj.):
Series 2008 F:
5% 7/1/17	$ 1,190	$ 1,298
5% 7/1/18	2,500	2,795
Series 2010, 5.125% 7/1/39	3,600	3,992
(Upper Chesapeake Hosp. Proj.) Series 2008 C, 5.5% 1/1/18	845	906
Bonds:
Series 2012 C, 0.945%, tender 11/15/17 (d)	14,800	14,930
Series 2013 A:
0.695%, tender 5/15/18 (d)	5,800	5,836
0.715%, tender 5/15/18 (d)	8,400	8,456
Series 2010, 5.625% 7/1/30	2,400	2,609
Series 2013 A:
5% 7/1/24	1,245	1,453
5% 7/1/25	1,060	1,230
Montgomery County Gen. Oblig.:
(Dept. of Liquor Cont. Proj.) Series 2009 A, 5% 4/1/16	1,665	1,743
Series 2009 A, 5% 11/1/16	15,570	16,692
		83,813
Massachusetts - 1.8%
Braintree Gen. Oblig. Series 2009, 5% 5/15/20 (Pre-Refunded to 5/15/19 @ 100)	2,570	2,970
Massachusetts Dev. Fin. Agcy. Rev.:
(Boston College Proj.) Series Q1, 5% 7/1/21	1,840	2,121
Bonds Series 2013 U-6E, 0.57%, tender 9/30/16 (d)	7,100	7,115
Series 2013 A, 6.25% 11/15/28 (b)	5,000	5,577
Series 2015 D, 5% 7/1/44	4,855	5,246
Massachusetts Gen. Oblig.:
Series 2004 B, 5.25% 8/1/20	13,865	16,560
Series 2006 D, 5% 8/1/22 (Pre-Refunded to 8/1/16 @ 100)	5,760	6,118
Series 2007 C:
5.25% 8/1/22 (Pre-Refunded to 8/1/17 @ 100)	3,300	3,648
5.25% 8/1/24 (Pre-Refunded to 8/1/17 @ 100)	4,000	4,422
Series 2011 A, 5% 4/1/23	10,000	11,997
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Massachusetts - continued
Massachusetts Health & Edl. Facilities Auth. Rev.:
(CareGroup, Inc. Proj.) Series 2008 E1, 5.125% 7/1/33	$ 2,000	$ 2,186
(Partners HealthCare Sys., Inc. Proj.) Series 2009 I3:
5% 7/1/20	7,500	8,659
5% 7/1/21	4,700	5,428
Bonds (Baystate Health Sys. Proj.) Series 2009 K, 5%, tender 7/1/15 (d)	7,000	7,079
Massachusetts Port Auth. Spl. Facilities Rev. (Delta Air Lines, Inc. Proj.) Series 2001 A, 5.5% 1/1/17 (AMBAC Insured) (e)	4,040	4,045
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev. Series 2007 A, 5% 8/15/22 (AMBAC Insured)	2,340	2,574
		95,745
Michigan - 2.8%
Detroit Swr. Disp. Rev.:
Series 2001 E, 5.75% 7/1/31 (Berkshire Hathaway Assurance Corp. Insured) (FGIC Insured)	1,900	2,087
Series 2006 D, 0.771% 7/1/32 (d)	5,520	4,790
Grand Valley Michigan State Univ. Rev. Series 2009, 5% 12/1/15	665	685
Kent County Bldg. Auth. Series 2005, 5.5% 6/1/22	3,410	4,131
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. (Spectrum Health Sys. Proj.) Series 2011 A:
5% 11/15/20	1,000	1,156
5% 11/15/21	650	758
Michigan Fin. Auth. Rev.:
Series 2012 A:
5% 6/1/21	1,540	1,752
5% 6/1/27	2,300	2,551
5% 6/1/39	4,930	5,327
Series 2012 B, 5% 7/1/22	2,900	3,064
Series 2012:
5% 11/15/36	7,100	7,856
5% 11/15/42	1,560	1,697
Series 2013:
5% 8/15/28	5,585	6,428
5% 8/15/29	2,000	2,292
Michigan Hosp. Fin. Auth. Rev.:
(Trinity Health Sys. Proj.) 5% 12/1/26 (Pre-Refunded to 12/1/16 @ 100)	980	1,053
Bonds Series 1999 B3, 0.3%, tender 2/3/16 (d)	37,635	37,663
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Michigan - continued
Michigan Hosp. Fin. Auth. Rev.: - continued
Series 2008 A1:
6.5% 12/1/33	$ 1,135	$ 1,330
6.5% 12/1/33 (Pre-Refunded to 12/1/18 @ 100)	4,365	5,217
Michigan Trunk Line Fund Rev.:
Series 2005, 5.5% 11/1/20 (FSA Insured)	9,735	11,776
Series 2014, 5% 11/15/16	5,000	5,365
Royal Oak Hosp. Fin. Auth. Hosp. Rev.:
(William Beaumont Hosp. Oblig. Group Proj.) Series 2009 W, 5.25% 8/1/16 (Escrowed to Maturity)	3,115	3,317
Series 2014 D:
5% 9/1/22	1,000	1,196
5% 9/1/24	2,000	2,401
Univ. of Michigan Rev. Bonds 0.22%, tender 4/2/15 (d)	36,500	36,500
		150,392
Minnesota - 0.8%
Minnesota 911 Rev. (Pub. Safety Radio Communications Sys. Proj.) Series 2009, 5% 6/1/15 (Assured Guaranty Corp. Insured)	2,060	2,077
Minnesota Agric. & Econ. Dev. Board Rev. (Essentia Health Obligated Group Proj.) Series 2008 C1:
5% 2/15/21 (Assured Guaranty Corp. Insured)	4,165	4,769
5% 2/15/22 (Assured Guaranty Corp. Insured)	5,640	6,432
Minnesota Gen. Oblig.:
Series 2014 B, 3% 8/1/16	14,400	14,908
5% 11/1/20 (Pre-Refunded to 11/1/16 @ 100)	2,055	2,202
Northern Muni. Pwr. Agcy. Elec. Sys. Rev. Series 2010 A1:
5% 1/1/19	4,115	4,660
5% 1/1/20	4,500	5,194
Saint Paul Port Auth. Lease Rev. (HealthEast Midway Campus Proj.) Series 2003 A, 5.25% 5/1/15	170	171
St. Louis Park Health Care Facilities Rev. (Park Nicollet Health Svcs. Proj.) Series 2008 C:
5.5% 7/1/17	1,540	1,689
5.5% 7/1/18	1,400	1,576
		43,678
Mississippi - 0.2%
Mississippi Gen. Oblig. (Cap. Impts. Proj.) Series 2012 D, 0.55% 9/1/17 (d)	3,650	3,654
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Mississippi - continued
Mississippi Hosp. Equip. & Facilities Auth. Bonds (Baptist Memorial Health Care Proj.) Series 2004 B2:
0.5%, tender 7/9/15 (d)(f)	$ 8,075	$ 8,075
		11,729
Missouri - 0.1%
Metropolitan St. Louis Swr. District Wastewtr. Sys. Rev. Series 2008 A, 5.75% 5/1/38	1,000	1,098
Missouri Dev. Fin. Board Infrastructure Facilities Rev. (City of Branson-Branson Landing Proj.) Series 2005 A, 6% 6/1/20	920	1,015
Missouri Envir. Impt. & Energy Resources Auth. Wtr. Poll. Cont. & Drinking Wtr. Rev. 5.125% 1/1/20	370	371
		2,484
Nebraska - 0.1%
Douglas County Hosp. Auth. #2 Health Facilities Rev.:
6% 8/15/25	1,990	2,220
6% 8/15/25 (Pre-Refunded to 8/15/17 @ 100)	1,520	1,710
Nebraska Pub. Pwr. District Rev. Series 2012 C, 5% 1/1/25	1,600	1,765
		5,695
Nevada - 0.9%
Clark County Arpt. Rev. Series 2013 C1, 2.5% 7/1/15 (e)	14,900	14,980
Clark County Poll. Cont. Rev. Bonds Series 2010, 1.875%, tender 4/1/20 (c)(d)	12,000	11,980
Clark County School District Series 2014 A, 5.5% 6/15/16	3,480	3,692
Clark County Wtr. Reclamation District Series 2009 A, 5.25% 7/1/29 (Berkshire Hathaway Assurance Corp. Insured)	3,300	3,805
Las Vegas Valley Wtr. District Wtr. Impt. Gen. Oblig. Series 2012 B:
5% 6/1/22	1,000	1,207
5% 6/1/23	2,000	2,404
5% 6/1/24	2,000	2,386
5% 6/1/25	1,050	1,254
Nevada Gen. Oblig.:
Series 2012 B, 5% 8/1/21	1,395	1,673
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Nevada - continued
Nevada Gen. Oblig.: - continued
Series 2013 D1, 5% 3/1/25	$ 2,825	$ 3,426
Washoe County Gen. Oblig. Series 2000 B, 0% 7/1/16 (FSA Insured)	4,140	4,047
		50,854
New Hampshire - 0.3%
New Hampshire Health & Ed. Facilities Auth. Rev.:
Series 2007 A, 5% 10/1/37	4,640	4,978
Series 2012:
4% 7/1/22	1,350	1,427
5% 7/1/26	1,280	1,426
Series 2013 A, 5% 10/1/43	2,430	2,655
New Hampshire Tpk. Sys. Rev. Series 2012 B:
5% 2/1/22	2,250	2,688
5% 2/1/23	2,215	2,625
5% 2/1/24	1,775	2,093
		17,892
New Jersey - 2.7%
Camden County Impt. Auth. Health Care Redev. Rev. Series 2014 A:
5% 2/15/24	2,000	2,381
5% 2/15/25	1,000	1,179
Garden State Preservation Trust Open Space & Farmland Preservation Series 2005 A, 5.8% 11/1/19 (Pre-Refunded to 11/1/15 @ 100)	2,300	2,375
New Jersey Ctfs. of Prtn. Series 2009 A:
5.25% 6/15/20	3,800	4,321
5.25% 6/15/21	4,500	5,119
5.25% 6/15/22	10,585	12,042
New Jersey Econ. Dev. Auth. Rev.:
Series 2012 II, 5% 3/1/21	7,600	8,518
Series 2013 I, 5.5% 9/1/19	4,385	4,969
Series 2013:
5% 3/1/23	9,300	10,503
5% 3/1/24	12,800	14,351
5% 3/1/25	1,400	1,561
New Jersey Gen. Oblig. Series Q, 5% 8/15/19	3,800	4,325
New Jersey Health Care Facilities Fing. Auth. Rev. Series 2008, 6.625% 7/1/38	6,400	7,196
New Jersey Tpk. Auth. Tpk. Rev. Series 1991 C, 6.5% 1/1/16 (Escrowed to Maturity)	335	351
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New Jersey - continued
New Jersey Trans. Trust Fund Auth.:
Series 2003 B. 5.25% 12/15/19	$ 3,035	$ 3,411
Series 2012 AA:
5% 6/15/23	7,500	8,444
5% 6/15/24	12,000	13,403
Series 2014 AA:
5% 6/15/25	12,500	14,142
5% 6/15/26	7,500	8,416
New Jersey Transit Corp. Ctfs. of Prtn. Series 2014 A, 5% 9/15/16	18,000	19,101
Union County Impt. Auth. (Juvenile Detention Ctr. Facility Proj.) Series 2005, 5.5% 5/1/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000	2,035
		148,143
New Mexico - 0.9%
Farmington Poll. Cont. Rev. Bonds (Southern California Edison Co. Four Corners Proj.):
Series 2005 A, 1.875%, tender 4/1/20 (c)(d)	11,810	11,790
Series 2005 B, 2.875%, tender 4/1/15 (d)	27,900	27,900
New Mexico Edl. Assistance Foundation Series 2009 B:
4% 9/1/15	5,000	5,076
4% 9/1/16	3,000	3,144
Rio Rancho Wtr. & Wastewtr. Sys. Rev. Series 2009, 5% 5/15/18 (FSA Insured)	2,870	3,159
		51,069
New York - 7.3%
Dutchess County Local Dev. Corp. Rev. (Health Quest Systems, Inc. Proj.) Series 2010 A:
5% 7/1/20 (Assured Guaranty Corp. Insured) (FSA Insured)	1,070	1,212
5.75% 7/1/40	1,000	1,170
Long Island Pwr. Auth. Elec. Sys. Rev. Series 2008 A, 6% 5/1/33	6,000	6,933
Metropolitan Trans. Auth. Svc. Contract Rev. Series 7, 5.625% 7/1/16 (Escrowed to Maturity)	450	457
New York City Gen. Oblig.:
Series 2012 F, 5% 8/1/24	5,000	5,955
Series 2014 J, 3% 8/1/16	10,100	10,451
Series 2014 K, 3% 8/1/16	5,045	5,220
Series 2015 A, 3% 8/1/16	47,530	49,178
Series 2015 B, 3% 8/1/16	10,100	10,451
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York City Gen. Oblig.: - continued
Series J7, 0.49% 8/1/21 (d)	$ 4,000	$ 4,002
Series J8, 0.4% 8/1/21 (d)	4,900	4,901
New York City Indl. Dev. Agcy. Civic Facility Rev. (Polytechnic Univ. NY Proj.) 5.25% 11/1/27 (ACA Finl. Guaranty Corp. Insured)	2,300	2,553
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Series 2009 FF 2, 5.5% 6/15/40	800	928
New York City Transitional Fin. Auth. Bldg. Aid Rev.:
Series 2008 S1, 5% 1/15/20	4,480	4,963
Series 2009 S2, 6% 7/15/38	7,000	8,069
Series 2009 S3:
5.25% 1/15/34	17,500	19,794
5.25% 1/15/39	2,600	2,928
Series 2009 S4, 5.75% 1/15/39	6,400	7,415
New York City Transitional Fin. Auth. Rev.:
Series 2003 B:
4% 2/1/21	5,000	5,641
5% 2/1/21	3,510	4,177
Series 2010 B, 5% 11/1/20	37,195	43,256
Series 2010 D, 5% 11/1/15 (Escrowed to Maturity)	155	159
Series 2012 A, 5% 11/1/21	5,460	6,572
New York Dorm. Auth. Mental Health Svcs. Facilities Impt. Rev. Series 2012 A, 5% 5/15/23	13,355	16,098
New York Dorm. Auth. Personal Income Tax Rev.:
(Ed. Proj.):
Series 2008 B, 5.75% 3/15/36	2,600	3,009
Series 2009 A, 5% 3/15/19	11,040	12,669
Series 2013 A, 5% 2/15/16	6,600	6,875
Series A:
5% 2/15/19	1,000	1,145
5% 2/15/20	3,000	3,515
New York Dorm. Auth. Revs.:
(New York Univ. Hosp. Ctr. Proj.) Series 2007 B, 5.25% 7/1/24 (Pre-Refunded to 7/1/17 @ 100)	700	757
Series 2009 A:
5% 7/1/20	5,000	5,782
5% 7/1/21	12,335	14,252
New York Local Govt. Assistance Corp. Series 2003 A, 5% 4/1/18	16,225	18,191
New York Metropolitan Trans. Auth. Rev.:
Bonds Series 2012 G2, 0.645%, tender 11/1/15 (d)	15,400	15,404
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Metropolitan Trans. Auth. Rev.: - continued
Series 2003 B, 5.25% 11/15/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 7,890	$ 9,247
Series 2008 C, 6.5% 11/15/28	11,300	13,290
New York Thruway Auth. Gen. Rev. Series 2005 G, 5.25% 1/1/27 (Pre-Refunded to 7/1/15 @ 100)	5,000	5,062
New York Thruway Auth. Personal Income Tax Rev. Series 2007 A, 5.25% 3/15/25	3,000	3,332
New York Thruway Auth. Second Gen. Hwy. & Bridge Trust Fund:
Series 2010 A, 5% 4/1/23	8,195	9,579
Series 2011 A, 5% 4/1/19	2,000	2,292
Series 2011 A1, 5% 4/1/20	2,220	2,603
Series 2011 A2, 5% 4/1/21	2,000	2,383
New York Urban Dev. Corp. Rev. Series 2011 A, 5% 3/15/22	7,605	9,029
Tobacco Settlement Fing. Corp.:
Series 2011, 5% 6/1/16	17,000	17,913
Series 2013 B, 5% 6/1/21	4,000	4,211
Triborough Bridge & Tunnel Auth. Revs.:
Series 2013 A:
5% 11/15/23	3,000	3,704
5% 11/15/24	4,000	4,913
Series Y, 5.5% 1/1/17 (Escrowed to Maturity)	4,135	4,331
		395,971
North Carolina - 1.4%
Mecklenburg County Pub. Facilities Corp. Series 2009, 5% 3/1/17	2,245	2,436
Nash Health Care Sys. Health Care Facilities Rev. Series 2012, 5% 11/1/41	3,440	3,772
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev. Series 2009 B:
5% 1/1/16	3,000	3,104
5% 1/1/20	2,110	2,410
North Carolina Gen. Oblig. Series 2014 A, 5% 6/1/16	10,320	10,868
North Carolina Grant Anticipation Rev. Series 2009, 5% 3/1/16	2,250	2,344
North Carolina Med. Care Cmnty. Health (Memorial Mission Hosp. Proj.) Series 2007, 5% 10/1/18	1,290	1,418
North Carolina Med. Care Commission Hosp. Rev. (North Carolina Baptist Hosp. Proj.) Series 2010:
5% 6/1/21	6,000	6,917
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
North Carolina - continued
North Carolina Med. Care Commission Hosp. Rev. (North Carolina Baptist Hosp. Proj.) Series 2010: - continued
5% 6/1/22	$ 4,000	$ 4,594
North Carolina Muni. Pwr. Agcy. #1 Catawba Elec. Rev.:
Series 2009 A, 5% 1/1/30	1,700	1,911
Series 2012 A:
5% 1/1/19	10,475	11,874
5% 1/1/20	2,000	2,314
Univ. of North Carolina at Chapel Hill Rev. Bonds Series 2012 A, 0.565%, tender 12/1/15 (d)	12,900	12,903
Wake County Gen. Oblig. Series 2014, 5% 9/1/16	9,000	9,586
		76,451
Ohio - 1.8%
American Muni. Pwr., Inc. Rev.:
(Amp Freemont Energy Ctr. Proj.):
Series 2012 B:
5% 2/15/22	2,000	2,376
5% 2/15/23	2,175	2,555
Series 2012:
5% 2/15/21	1,500	1,766
5% 2/15/24	2,000	2,338
(Freemont Energy Ctr. Proj.) Series 2012 B, 5% 2/15/42	1,805	2,001
Buckeye Tobacco Settlement Fing. Auth. Series 2007 A1:
5% 6/1/16	3,300	3,463
5% 6/1/17	3,780	4,102
Cleveland Wtr. Rev. Series 2012 A:
5% 1/1/26	1,250	1,463
5% 1/1/27	1,500	1,743
Columbus City School District (School Facilities Construction and Impt. Proj.) Series 2009 B, 3% 12/1/15	1,435	1,461
Fairfield County Hosp. Facilities Rev. (Fairfield Med. Ctr. Proj.) Series 2013:
5% 6/15/25	2,465	2,779
5% 6/15/26	2,590	2,890
5% 6/15/27	2,720	3,023
5% 6/15/28	2,855	3,130
Lucas County Hosp. Rev. (ProMedica Healthcare Oblig. Group Proj.) Series 2011 A, 6.5% 11/15/37	4,600	5,783
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Ohio - continued
Muskingum County Hosp. Facilities (Genesis Healthcare Sys. Obligated Group Proj.) Series 2013, 5% 2/15/27	$ 5,885	$ 6,332
Ohio Air Quality Dev. Auth. Rev. Series 2009 C, 5.625% 6/1/18	1,500	1,659
Ohio Bldg. Auth.:
(Administrative Bldg. Fund Proj.) Series 2009 B, 5% 10/1/21	3,100	3,579
(Adult Correctional Bldg. Fund Proj.) Series 2009 B:
5% 10/1/21	4,980	5,749
5% 10/1/22	2,000	2,312
5% 10/1/23	3,000	3,467
Ohio Gen. Oblig.:
(Common Schools Proj.) Series 2010 B, 4% 9/15/15	2,830	2,879
Series 2013 B, 4% 6/15/16	2,860	2,986
Ohio Higher Edl. Facility Commission Rev.:
(Cleveland Clinic Foundation Proj.) Series 2008 A, 5.375% 1/1/38	2,100	2,289
(Univ. Hosp. Health Sys. Proj.) Series 2010 A, 5.25% 1/15/21	4,790	5,518
Series 2013 A2, 0.32% 1/1/16 (d)	1,615	1,617
Ohio Tpk. Commission Tpk. Rev. (Infastructure Proj.) Series 2005 A, 0% 2/15/42	11,600	3,767
Ohio Wtr. Dev. Auth. Poll. Cont. Facilities Rev. Bonds (FirstEnergy Corp. Proj.) Series 2009 A, 5.875%, tender 6/1/16 (d)	5,900	6,210
Ross County Hosp. Facilities Rev. (Adena Health Sys. Proj.) Series 2008, 5.75% 12/1/35	5,200	5,924
		95,161
Oklahoma - 1.0%
Grand River Dam Auth. Rev. Series 2014 A:
5% 6/1/27	1,200	1,433
5% 6/1/28	1,500	1,778
Oklahoma City Pub. Property Auth. Hotel Tax Rev. Series 2005:
5.5% 10/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,165	2,220
5.5% 10/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,550	1,589
Oklahoma Dev. Fin. Auth. Rev. (Saint John Health Sys. Proj.) Series 2012:
5% 2/15/23	3,100	3,633
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Oklahoma - continued
Oklahoma Dev. Fin. Auth. Rev. (Saint John Health Sys. Proj.) Series 2012: - continued
5% 2/15/42	$ 7,185	$ 7,972
Oklahoma Pwr. Auth. Pwr. Supply Sys. Rev.:
Series 2010 A:
5% 1/1/21 (FSA Insured)	4,000	4,570
5% 1/1/22 (FSA Insured)	12,455	14,192
Series 2014 A:
5% 1/1/26	1,700	2,054
5% 1/1/27	6,000	7,192
5% 1/1/28	2,000	2,377
5% 1/1/29	1,570	1,857
Series 2014 B, 5% 1/1/27	2,145	2,571
		53,438
Oregon - 0.2%
Portland Swr. Sys. Rev.:
Series 2014 A, 5% 10/1/16	7,160	7,650
Series 2014 B, 5% 10/1/16	4,690	5,009
		12,659
Pennsylvania - 5.4%
Beaver County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (FirstEnergy Nuclear Generation Corp. Proj.):
Series 2005 A, 3.375%, tender 7/1/15 (d)	6,900	6,943
Series 2006 A, 3.5%, tender 6/1/20 (d)	18,000	18,663
Series 2006 B, 3.5%, tender 6/1/20 (d)	21,000	21,773
East Stroudsburg Area School District Series 2007 A, 7.5% 9/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,400	2,791
Easton Area School District Series 2005, 7.5% 4/1/21 (Pre-Refunded to 4/1/16 @ 100)	2,150	2,303
Erie County Hosp. Auth. Rev. (Saint Vincent Health Ctr. Proj.) Series 2010 A, 7% 7/1/27	7,570	8,246
Fleetwood Area School District Series 2007, 5.25% 6/1/21 (Pre-Refunded to 12/1/15 @ 100)	1,800	1,861
Mifflin County School District Series 2007, 7.5% 9/1/26 (XL Cap. Assurance, Inc. Insured)	1,390	1,596
Monroeville Fin. Auth. UPMC Rev. Series 2012, 5% 2/15/26	3,300	4,021
Montgomery County Higher Ed. & Health Auth. Hosp. Rev. (Abington Memorial Hosp. Proj.):
Series 1993 A, 6% 6/1/22 (AMBAC Insured)	3,930	4,746
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Montgomery County Higher Ed. & Health Auth. Hosp. Rev. (Abington Memorial Hosp. Proj.): - continued
Series 2009 A, 5% 6/1/17	$ 2,925	$ 3,172
Pennsylvania Econ. Dev. Auth. Governmental Lease (Forum Place Proj.) Series 2012:
5% 3/1/21	3,115	3,587
5% 3/1/22	2,000	2,314
Pennsylvania Econ. Dev. Fin. Auth. Unemployment Compensation Rev.:
Series 2012 A, 4% 7/1/16	6,000	6,266
Series 2012 B:
5% 7/1/21	8,000	8,859
5% 7/1/22	6,000	6,340
5% 1/1/23	3,000	3,105
Pennsylvania Gen. Oblig.:
Second Series 2006, 5% 3/1/20 (Pre-Refunded to 3/1/17 @ 100)	1,745	1,893
Series 2006 1, 5% 10/1/19 (Pre-Refunded to 10/1/16 @ 100)	9,000	9,630
Series 2010 A3, 5% 7/15/16	4,910	5,200
Series 2011:
5% 7/1/16	6,695	7,078
5% 7/1/21	2,100	2,489
Series 2012, 5% 7/1/16	19,100	20,192
Series 2013 1, 5% 4/1/16	3,400	3,558
Series 2013, 5% 10/15/27	10,000	11,867
Series 2015 1, 5% 3/15/29	15,000	17,775
Pennsylvania Higher Edl. Facilities Auth. Rev. (Univ. of Pennsylvania Health Sys. Proj.) Series 2009 A, 5.25% 8/15/21	2,100	2,433
Pennsylvania Intergovernmental Coop. Auth. Spl. Tax Rev. (City of Philadelphia Fdg. Prog.) Series 2009, 5% 6/15/15	15,100	15,249
Pennsylvania Tpk. Commission Tpk. Rev.:
Series 2008 B1, 5.5% 6/1/33	8,500	9,501
Series 2009 B, 5% 12/1/16	12,500	13,403
Series 2013 A, 0.62% 12/1/17 (d)	7,600	7,623
Series 2013 A2:
0% 12/1/28 (a)	1,250	1,235
0% 12/1/33 (a)	1,250	1,218
Philadelphia Gas Works Rev.:
(1975 Gen. Ordinance Proj.) Seventeenth Series, 5.375% 7/1/20 (FSA Insured)	1,725	1,731
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Philadelphia Gas Works Rev.: - continued
(1998 Gen. Ordinance Proj.) Eighth Series A, 5% 8/1/15	$ 2,900	$ 2,937
Seventeenth Series, 5.375% 7/1/16 (FSA Insured)	2,700	2,839
Tenth Series 1998, 5% 7/1/15	1,895	1,913
Philadelphia Gen. Oblig. Series 2008 B, 7.125% 7/15/38 (Pre-Refunded to 7/15/16 @ 100)	2,500	2,718
Philadelphia School District:
Series 2005 A, 5% 8/1/22	670	679
Series 2010 C:
5% 9/1/20	14,000	16,110
5% 9/1/21	6,000	6,815
5% 8/1/22 (Pre-Refunded to 8/1/15 @ 100)	30	30
Pittsburgh School District:
Series 2009 A, 4% 9/1/15 (Assured Guaranty Corp. Insured)	2,800	2,843
Series 2010 A:
5% 9/1/19 (FSA Insured)	1,500	1,730
5% 9/1/20 (FSA Insured)	1,000	1,173
Southcentral Pennsylvania Gen. Auth. Rev.:
6% 6/1/25	1,915	2,191
6% 6/1/25 (Pre-Refunded to 6/1/18 @ 100)	2,585	2,989
State Pub. School Bldg. Auth. Lease Rev. (Philadelphia School District Proj.) Series 2012:
5% 4/1/22	2,000	2,326
5% 4/1/24	1,365	1,553
Wilson School District Series 2007, 5.25% 6/1/24 (Pre-Refunded to 12/1/15 @ 100)	3,960	4,093
		291,600
Rhode Island - 0.1%
Tobacco Setlement Fing. Corp. Series 2015 A:
5% 6/1/27	1,825	2,089
5% 6/1/28	2,400	2,703
		4,792
South Carolina - 2.5%
Greenwood Fifty School Facilities Installment Series 2007, 5% 12/1/15 (Assured Guaranty Corp. Insured)	1,360	1,402
Scago Edl. Facilities Corp. for Colleton School District Series 2006:
5% 12/1/15 (Radian Asset Assurance, Inc. Insured)	750	773
5% 12/1/19 (Assured Guaranty Corp. Insured)	2,040	2,182
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
South Carolina - continued
South Carolina Jobs-Econ. Dev. Auth. (Palmetto Health Proj.) Series 2009, 5% 8/1/17	$ 1,000	$ 1,086
South Carolina Pub. Svc. Auth. Rev.:
(Santee Cooper Proj.) Series 2009 E, 5% 1/1/17 (Escrowed to Maturity)	2,130	2,295
Series 2011 B, 5% 12/1/20	2,275	2,684
Series 2012 B, 5% 12/1/19	7,200	8,355
Series 2012 C, 5% 12/1/20	7,500	8,848
Series 2013 E, 5.5% 12/1/53	6,485	7,452
Series 2014 A:
5% 12/1/49	7,500	8,375
5.5% 12/1/54	17,400	20,240
Series 2014 C:
5% 12/1/25	4,000	4,838
5% 12/1/26	4,000	4,800
5% 12/1/27	3,100	3,685
5% 12/1/46	3,500	3,954
Series 2015 C, 5% 12/1/20 (c)	42,000	48,028
Univ. of South Carolina Athletic Facilities Rev. Series 2008 A, 5.5% 5/1/38	3,670	4,132
		133,129
South Dakota - 0.1%
South Dakota Health & Edl. Facilities Auth. Rev.:
(Sanford Health Proj.) Series 2009:
5% 11/1/16	375	400
5.25% 11/1/18	1,000	1,144
Series 2014 B:
5% 11/1/24	1,235	1,497
5% 11/1/25	1,210	1,457
5% 11/1/26	200	239
		4,737
Tennessee - 0.4%
Jackson Hosp. Rev. (Jackson-Madison County Gen. Hosp. Proj.) Series 2008, 5.75% 4/1/41	3,500	3,909
Memphis-Shelby County Arpt. Auth. Arpt. Rev. Series 2010 B, 5.625% 7/1/20 (e)	5,000	5,879
Metropolitan Nashville Arpt. Auth. Rev. Series 2010 A, 4.75% 7/1/15	3,560	3,598
Rutherford County Gen. Oblig. Series 2012, 5% 4/1/16	1,280	1,340
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Tennessee - continued
Shelby County Health Edl. & Hsg. Facilities Board Rev. Series 2004 A, 5% 9/1/16	$ 5,000	$ 5,304
Sullivan County Health, Ed. and Hsg. Board (Wellmont Health Sys. Proj.) Series 2006 C, 5.25% 9/1/36	1,800	1,880
		21,910
Texas - 10.4%
Aldine Independent School District (School Bldg. Proj.) Series 2007 A, 5.25% 2/15/32	1,800	1,934
Austin Arpt. Sys. Rev. Series 2014, 5% 11/15/29 (e)	2,770	3,210
Austin Cmnty. College District Pub. Facilities Lease Rev. (Round Rock Campus Proj.) Series 2008, 5.5% 8/1/20	3,015	3,438
Austin Cmnty. College District Rev. (Convention Ctr. Proj.) Series 2002, 0% 2/1/22 (AMBAC Insured)	1,335	1,136
Austin Convention Enterprises, Inc. (Convention Ctr. Proj.) Series 2006 B:
6% 1/1/16	1,750	1,814
6% 1/1/18	1,000	1,068
6% 1/1/19	1,335	1,424
Austin Elec. Util. Sys. Rev.:
Series 2012 A, 5% 11/15/23	1,500	1,807
0% 5/15/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,900	1,871
Austin Wtr. & Wastewtr. Sys. Rev. Series 2009 A, 5% 11/15/17	1,375	1,523
Bastrop Independent School District Series 2007:
5.25% 2/15/37	1,100	1,175
5.25% 2/15/42	6,000	6,395
Bell County Gen. Oblig. Series 2008, 5.25% 2/15/19 (FSA Insured)	2,090	2,339
Bexar County Gen. Oblig. Series 2007, 5.25% 6/15/30 (Pre-Refunded to 6/15/16 @ 100)	2,995	3,172
Brazosport College District Series 2008, 5.5% 2/15/33 (Assured Guaranty Corp. Insured)	2,000	2,243
Cypress-Fairbanks Independent School District Series A, 0% 2/15/16	3,640	3,631
Dallas Area Rapid Transit Sales Tax Rev. Series 2008, 5.25% 12/1/38	6,700	7,558
Dallas Fort Worth Int'l. Arpt. Rev.:
Series 2009 A:
5% 11/1/15	5,000	5,136
5% 11/1/16	3,000	3,206
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Dallas Fort Worth Int'l. Arpt. Rev.: - continued
Series 2009 A: - continued
5% 11/1/19	$ 1,000	$ 1,156
5% 11/1/21	1,500	1,606
Series 2014 B:
5% 11/1/26 (e)	3,005	3,467
5% 11/1/27 (e)	1,280	1,465
5% 11/1/28 (e)	2,845	3,232
5% 11/1/30 (e)	5,435	6,116
5% 11/1/31 (e)	11,485	12,848
5% 11/1/32 (e)	14,530	16,162
5% 11/1/33 (e)	10,000	11,146
5% 11/1/34 (e)	2,365	2,626
Dallas Independent School District:
Series 2008, 6.375% 2/15/34 (Pre-Refunded to 2/15/18 @ 100)	1,300	1,504
Series 2014 A, 4% 8/15/16	11,900	12,483
DeSoto Independent School District Series 2001, 0% 8/15/18	2,195	2,116
Frisco Independent School District Series 2009, 5.375% 8/15/39 (Assured Guaranty Corp. Insured)	2,575	2,996
Gainesville Independent School District:
5.25% 2/15/36 (Pre-Refunded to 2/15/16 @ 100)	845	882
5.25% 2/15/36 (Pre-Refunded to 2/15/16 @ 100)	190	198
Grand Parkway Trans. Corp.:
Series 2013 B:
5% 4/1/53	1,165	1,289
5.25% 10/1/51	1,400	1,602
5.5% 4/1/53	5,900	6,622
Series 2013 C, 5.125% 10/1/43	2,500	2,758
Harris County Gen. Oblig.:
(Permanent Impt. Proj.) Series 1996, 0% 10/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,180	6,117
(Road Proj.) Series 2008 B, 5% 8/15/17	2,000	2,184
Bonds Series 2012 B, 0.61%, tender 8/15/15 (d)	11,800	11,803
Series 2012 A, 0.45% 8/15/15 (d)	1,400	1,401
Series 2012 C:
5% 8/15/24	1,075	1,293
5% 8/15/25	3,860	4,620
Series 2014 A, 5% 10/1/16	7,580	8,100
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Harris County Health Facilities Dev. Corp. Hosp. Rev. (Memorial Hermann Healthcare Sys. Proj.) Series 2008 B, 7.25% 12/1/35 (Pre-Refunded to 12/1/18 @ 100)	$ 2,400	$ 2,933
Houston Arpt. Sys. Rev.:
Series 2011 A, 5% 7/1/20 (e)	8,000	9,249
Series 2012 A, 5% 7/1/23 (e)	2,400	2,809
Series A, 5.5% 7/1/39	6,000	6,698
Houston Independent School District:
Series 2005 A, 0% 2/15/16	6,395	6,374
0% 8/15/15	2,000	1,997
Houston Util. Sys. Rev.:
Bonds Series 2012 C, 0.62%, tender 8/1/16 (d)	10,300	10,312
Series 2007 B, 5% 11/15/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,500	2,777
Humble Independent School District Series 2000:
0% 2/15/16	1,250	1,247
0% 2/15/17	1,400	1,384
Irving Independent School District Series 1997 A, 0% 2/15/16	1,035	1,032
Keller Independent School District Series 1996 A, 0% 8/15/17	1,020	1,002
Kermit Independent School District Series 2007, 5.25% 2/15/32 (Pre-Refunded to 2/15/17 @ 100)	2,400	2,610
La Vernia Higher Ed. Fin. Corp. Ed. Rev. Series 2008 A, 7.125% 2/15/38 (Pre-Refunded to 2/15/17 @ 100)	16,015	17,891
Liberty Hill Independent School District (School Bldg. Proj.) Series 2006, 5.25% 8/1/35 (Pre-Refunded to 2/1/16 @ 100)	3,400	3,541
Lower Colorado River Auth. Rev.:
Series 2015 B:
5% 5/15/25 (c)	6,810	8,235
5% 5/15/27 (c)	3,000	3,558
5% 5/15/28 (c)	2,930	3,432
5% 5/15/29 (c)	8,500	9,877
5% 5/15/15	2,470	2,485
5% 5/15/15 (Escrowed to Maturity)	5	5
5.75% 5/15/37	255	256
5.75% 5/15/37 (Pre-Refunded to 5/15/15 @ 100)	75	75
5.75% 5/15/37 (Pre-Refunded to 5/15/15 @ 100)	35	35
5.75% 5/15/37 (Pre-Refunded to 5/15/15 @ 100)	3,235	3,256
Manor Independent School District Series 2007, 5.25% 8/1/34 (Pre-Refunded to 8/1/16 @ 100)	2,000	2,132
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Mansfield Independent School District 5.5% 2/15/16	$ 35	$ 35
Midway Independent School District Series 2000, 0% 8/15/19	1,400	1,320
Mission Econ. Dev. Corp. Solid Waste Disp. Rev. Bonds (Republic Svcs., Inc. Proj.) Series 2008 A, 0.4%, tender 5/1/15 (d)(e)	19,700	19,701
Montgomery County Gen. Oblig.:
5.25% 3/1/20 (FSA Insured)	170	185
5.25% 3/1/20 (Pre-Refunded to 3/1/17 @ 100)	1,235	1,345
North Harris County Reg'l. Wtr. Auth. Series 2013:
4% 12/15/23	1,025	1,145
4% 12/15/24	1,825	2,030
North Texas Tollway Auth. Rev.:
Series 2011 A:
5.5% 9/1/41	10,155	12,162
6% 9/1/41	1,000	1,234
Series 2014 A, 5% 1/1/24	5,000	6,029
6% 1/1/23	275	309
6% 1/1/23 (Pre-Refunded to 1/1/18 @ 100)	1,925	2,184
Pharr San Juan Alamo Independent School District 5% 2/1/16	2,265	2,354
Plano Independent School District Series 2008 A, 5.25% 2/15/23	1,140	1,280
Pleasant Grove Independent School District:
5.25% 2/15/32 (Pre-Refunded to 2/15/17 @ 100)	885	963
5.25% 2/15/32 (Pre-Refunded to 2/15/17 @ 100)	715	778
Prosper Independent School District Series 2007, 5.375% 8/15/33 (Pre-Refunded to 8/15/17 @ 100)	7,340	8,168
Rockdale Independent School District:
Series 2007 A, 5.25% 2/15/37 (Pre-Refunded to 2/15/16 @ 100)	555	579
5.25% 2/15/37 (Pre-Refunded to 2/15/16 @ 100)	1,465	1,529
Sam Rayburn Muni. Pwr. Agcy. Series 2012, 5% 10/1/18	1,230	1,380
San Antonio Arpt. Sys. Rev. Series 2007, 5% 7/1/15 (FSA Insured) (e)	2,165	2,189
San Antonio Elec. & Gas Sys. Rev.:
Series 2006 A, 5% 2/1/25 (Pre-Refunded to 2/1/16 @ 100)	4,400	4,573
Series 2012, 5.25% 2/1/25	3,200	4,074
San Antonio Pub. Facilities Corp. and Rfdg. Lease (Convention Ctr. Proj.) Series 2012:
5% 9/15/23	4,800	5,730
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
San Antonio Pub. Facilities Corp. and Rfdg. Lease (Convention Ctr. Proj.) Series 2012: - continued
5% 9/15/24	$ 7,490	$ 8,901
5% 9/15/25	9,295	10,990
San Antonio Wtr. Sys. Rev. Series 2012, 5% 5/15/22	6,000	7,304
Southwest Higher Ed. Auth. Rev. (Southern Methodist Univ. Proj.) Series 2009:
5% 10/1/19	3,045	3,517
5% 10/1/20	2,180	2,537
Spring Branch Independent School District Series 2008, 5.25% 2/1/38	1,600	1,715
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev.:
(Baylor Health Care Sys. Proj.) Series 2009:
5% 11/15/15	1,880	1,933
5.75% 11/15/24	4,700	5,435
(Scott & White Healthcare Proj.) Series 2013 A:
5% 8/15/25	1,000	1,188
5% 8/15/26	1,530	1,806
5% 8/15/28	1,620	1,875
5% 8/15/33	3,800	4,313
5.5% 9/1/43	5,350	6,115
Tarrant County Cultural Ed. Facilities Fin. Corp. Rev. (Christus Health Proj.) Series 2008 A, 6.25% 7/1/28 (Assured Guaranty Corp. Insured)	7,000	8,150
Texas Gen. Oblig.:
Series 2006, 5% 4/1/27 (Pre-Refunded to 4/1/16 @ 100)	8,970	9,389
Series 2009 A, 5% 10/1/16	4,400	4,702
Series 2011 A:
5% 8/1/19 (e)	1,545	1,782
5% 8/1/21 (e)	1,530	1,823
Series 2011 C:
5% 8/1/20 (e)	1,625	1,907
5% 8/1/21 (e)	1,460	1,740
Series 2014, 5% 10/1/16	13,700	14,618
5% 4/1/25	2,915	3,254
5% 4/1/25 (Pre-Refunded to 4/1/18 @ 100)	285	319
Texas Muni. Pwr. Agcy. Rev. 0% 9/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	8,200	8,120
Texas Private Activity Bond Surface Trans. Corp. Series 2013, 7% 12/31/38 (e)	16,000	19,983
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Texas Pub. Fin. Auth. Rev. Series 2014 B:
4% 7/1/17	$ 2,700	$ 2,864
4% 7/1/18	2,800	2,874
Texas Trans. Commission Central Texas Tpk. Sys. Rev. Bonds Series 2015 A, 5%, tender 4/1/20 (d)	14,300	16,536
Texas Trans. Commission State Hwy. Fund Rev.:
Series 2006, 5% 4/1/22 (Pre-Refunded to 4/1/16 @ 100)	2,500	2,618
Series 2007:
5% 4/1/25	2,500	2,710
5% 4/1/26	3,245	3,515
Texas Wtr. Dev. Board Rev. Series 2008 B, 5.25% 7/15/23	1,000	1,102
Univ. of Houston Univ. Revs. Series 2008, 5.25% 2/15/25	2,665	2,977
Univ. of North Texas Univ. Rev. Series A, 5% 4/15/17	1,000	1,086
Univ. of Texas Board of Regents Sys. Rev.:
Series 2006 B, 5% 8/15/24 (Pre-Refunded to 8/15/16 @ 100)	7,700	8,193
Series 2007 F, 4.75% 8/15/27 (Pre-Refunded to 2/15/17 @ 100)	1,720	1,853
4.75% 8/15/27	2,480	2,652
Waller Independent School District:
5.5% 2/15/26	3,220	3,615
5.5% 2/15/33	4,160	4,631
5.5% 2/15/37	4,820	5,353
Wylie Independent School District:
0% 8/15/20	10	8
0% 8/15/20 (Pre-Refunded to 8/15/15 @ 76.388)	990	755
Ysleta Independent School District Series 2005, 5% 8/15/23 (Pre-Refunded to 8/15/15 @ 100)	1,745	1,776
		566,884
Utah - 0.5%
Riverton Hosp. Rev. (IHC Health Svcs., Inc.) Series 2009:
5% 8/15/17	5,000	5,483
5% 8/15/18	2,500	2,813
Utah Associated Muni. Pwr. Sys. Rev. (Payson Pwr. Proj.) 5% 9/1/24	3,000	3,529
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Utah - continued
Utah Gen. Oblig. Series 2009 C, 5% 7/1/16	$ 10,100	$ 10,685
Utah Transit Auth. Sales Tax Rev. Series 2008 A, 5.25% 6/15/38 (Pre-Refunded to 6/15/18 @ 100)	4,235	4,812
		27,322
Vermont - 0.0%
Vermont Edl. & Health Bldg. Fin. Agcy. Rev. (Fletcher Allen Health Care Proj.) Series 2004 B, 5% 12/1/15 (FSA Insured)	1,000	1,028
Virginia - 1.2%
Chesapeake Trans. Sys. Toll Road Rev. Series 2012 A, 5% 7/15/22	1,000	1,163
Fredericksburg Econ. Dev. Auth. Rev. Series 2014:
5% 6/15/27	1,300	1,491
5% 6/15/29	1,425	1,613
5% 6/15/33	1,520	1,687
Virginia Commonwealth Trans. Board Rev. (U.S. Route 58 Corridor Dev. Prog.) Series 2014 B, 5% 5/15/16	2,800	2,947
Virginia Pub. Bldg. Auth. Pub. Facilities Rev.:
Series 2014 A, 5% 8/1/16	4,275	4,538
Series 2014 C, 5% 8/1/16	34,625	36,752
Virginia Pub. School Auth.:
Series ll, 5% 4/15/16	3,300	3,461
Series Xll, 5% 4/15/16	5,100	5,349
Virginia Small Bus. Fing. Auth. (95 Express Lane LLC Proj.) Series 2012, 5% 1/1/40 (e)	7,600	8,086
		67,087
Washington - 1.3%
Chelan County Pub. Util. District #1 Columbia River-Rock Island Hydro-Elec. Sys. Rev. Series 1997 A:
0% 6/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,800	2,745
0% 6/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,050	1,612
Chelan County Pub. Util. District #1 Rev. Bonds Series 2005 A, 5.125%, tender 7/1/15 (FGIC Insured) (d)(e)	1,000	1,009
Clark County School District #37, Vancouver Series 2001 C, 0% 12/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	2,758
Energy Northwest Elec. Rev. Series 2012 A, 5% 7/1/19	10,000	11,523
Grant County Pub. Util. District #2 Series 2012 A:
5% 1/1/22	1,000	1,207
5% 1/1/23	1,000	1,210
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Washington - continued
Grant County Pub. Util. District #2 Series 2012 A: - continued
5% 1/1/24	$ 2,330	$ 2,797
King County Highline School District # 401 Series 2009, 5% 12/1/18	8,690	9,847
King County Swr. Rev.:
Series 2008, 5.75% 1/1/43 (Pre-Refunded to 1/1/18 @ 100)	12,100	13,698
Series 2009, 5.25% 1/1/42	1,900	2,130
Port of Seattle Spl. Facility Rev. Series 2013, 5% 6/1/23 (e)	885	1,061
Spokane County Wastewtr. Sys. Rev. Series 2009 A:
5% 12/1/18	1,255	1,431
5% 12/1/19	1,385	1,573
Washington Gen. Oblig. Series R 97A, 0% 7/1/19 (Escrowed to Maturity)	3,440	3,255
Washington Health Care Facilities Auth. Rev.:
(MultiCare Health Sys. Proj.) Series 2010 A:
5% 8/15/15	2,500	2,543
5% 8/15/16	2,500	2,652
(Overlake Hosp. Med. Ctr. Proj.) Series 2010, 5.5% 7/1/30	2,200	2,577
(Providence Health Systems Proj.) Series 2006 C, 5.25% 10/1/33 (FSA Insured)	4,400	4,910
		70,538
West Virginia - 0.1%
Kanawha/Putnam County, Huntington/Charlestown City Series 1984 A, 0% 12/1/16 (Escrowed to Maturity)	1,100	1,090
West Virginia Hosp. Fin. Auth. Hosp. Rev. (West Virginia Univ. Hospitals, Inc. Proj.) Series 2003 D, 5.5% 6/1/33 (FSA Insured)	1,400	1,583
		2,673
Wisconsin - 0.9%
Wisconsin Gen. Oblig.:
Series 2005 D, 5% 5/1/19 (Pre-Refunded to 5/1/16 @ 100)	2,900	3,045
Series 2008 D, 5.5% 5/1/26 (Pre-Refunded to 5/1/18 @ 100)	1,100	1,253
Series 2014 B, 5% 5/1/16	3,300	3,467
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Wisconsin - continued
Wisconsin Health & Edl. Facilities:
Series 2014 A:
5% 11/15/24	$ 8,765	$ 10,653
5% 11/15/27	6,710	7,941
Series 2014:
5% 5/1/26	835	933
5% 5/1/28	1,800	1,995
5% 5/1/29	890	983
Wisconsin Health & Edl. Facilities Auth. Rev.:
(Agnesian HealthCare, Inc. Proj.):
Series 2010:
5.5% 7/1/40	1,800	2,073
5.75% 7/1/30	2,000	2,348
Series 2013 B:
5% 7/1/25	1,000	1,164
5% 7/1/36	6,985	7,651
Series 2012:
5% 6/1/27	1,800	2,075
5% 6/1/32	1,025	1,153
5% 8/15/32	1,650	1,879
5% 6/1/39	2,415	2,685
		51,298
Wyoming - 0.1%
Campbell County Solid Waste Facilities Rev. (Basin Elec. Pwr. Coop. - Dry Fork Station Facilities Proj.) Series 2009 A, 5.75% 7/15/39	6,350	7,422
TOTAL MUNICIPAL BONDS (Cost $4,975,882)		5,255,074
Municipal Notes - 1.6%

Connecticut - 0.4%
Hartford Gen. Oblig. BAN 2% 10/27/15	21,230	21,427
Louisiana - 0.2%
Saint James Parish Gen. Oblig. (Nucor Steel Louisiana LLC Proj.):
Series 2010 A1, 0.2% 4/7/15, VRDN (d)	5,600	5,600
Series 2010 B1, 0.18% 4/7/15, VRDN (d)	4,700	4,700
		10,300
Municipal Notes - continued
	Principal Amount (000s)	Value (000s)
New Jersey - 0.2%
New Jersey Bldg. Auth. State Bldg. Rev. BAN Series 2013, 3% 6/15/16	10,000	$ 10,057
New York - 0.7%
Monroe County Gen. Oblig. BAN Series 2014, 1% 7/1/15	22,745	22,773
Rockland County Gen. Oblig. TAN 2% 3/16/16	13,200	13,365
		36,138
North Carolina - 0.1%
Hertford County Indl. Facilities Poll. Cont. Fing. Auth. (Nucor Corp. Proj.) Series 2000 A, 0.18% 4/7/15, VRDN (d)(e)	7,800	7,800
TOTAL MUNICIPAL NOTES (Cost $85,704)		85,722
TOTAL INVESTMENT PORTFOLIO - 98.3% (Cost $5,061,586)		5,340,796
NET OTHER ASSETS (LIABILITIES) - 1.7%		92,530
NET ASSETS - 100%		$ 5,433,326
Security Type Abbreviations
BAN	-	BOND ANTICIPATION NOTE
TAN	-	TAX ANTICIPATION NOTE
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)
Legend
(a) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $5,577,000 or 0.1% of net assets.

(c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(d) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(e) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $8,075,000 or 0.1% of net assets.

Security	Acquisition Date	Acquisition Cost (000s)
Mississippi Hosp. Equip. & Facilities Auth. Bonds (Baptist Memorial Health Care Proj.) Series 2004 B2, 0.5%, tender 7/9/15	1/7/15	$ 8,075
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At March 31, 2015, the cost of investment securities for income tax purposes was $5,061,330,000. Net unrealized appreciation aggregated $279,466,000, of which $286,656,000 related to appreciated investment securities and $7,190,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® International Bond
Fund

March 31, 2015

1.939056.102

IBZ-QTLY-0515

Investments March 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 22.2%
		Principal Amount (b)	Value
Bailiwick of Jersey - 1.0%
Heathrow Funding Ltd. 6% 3/20/20	GBP	350,000	$ 601,973
Cayman Islands - 0.5%
Yorkshire Water Services Finance Ltd. 6% 4/24/25 (f)	GBP	170,000	273,195
Denmark - 1.1%
Vestas Wind Systems A/S 2.75% 3/11/22 (Reg. S)	EUR	600,000	639,447
Finland - 0.4%
Citycon Oyj 3.75% 6/24/20 (Reg. S)	EUR	200,000	241,855
France - 1.3%
BPCE SA 5.7% 10/22/23 (c)		500,000	552,972
Numericable Group SA 5.375% 5/15/22 (Reg. S)	EUR	200,000	224,749
TOTAL FRANCE			777,721
Germany - 2.7%
Bayer AG 2.375% 4/2/75 (Reg. S) (f)	EUR	400,000	427,889
Infineon Technologies AG 1.5% 3/10/22 (Reg. S)	EUR	550,000	593,036
Muenchener Rueckversicherungs AG 6.25% 5/26/42 (Reg. S) (f)	EUR	400,000	555,538
TOTAL GERMANY			1,576,463
Ireland - 0.9%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust 4.5% 5/15/21 (c)		200,000	206,750
Aquarius + Investments PLC for Swiss Reinsurance Co. Ltd. 6.375% 9/1/24 (f)		270,000	289,033
TOTAL IRELAND			495,783
Italy - 1.4%
Assicurazioni Generali SpA 7.75% 12/12/42 (f)	EUR	200,000	279,027
Intesa Sanpaolo SpA 5.017% 6/26/24 (c)		500,000	511,745
TOTAL ITALY			790,772
Luxembourg - 2.0%
Alpha Trains Finance SA 2.064% 6/30/25	EUR	250,000	266,963
Altice SA 6.25% 2/15/25 (Reg. S)	EUR	850,000	913,734
TOTAL LUXEMBOURG			1,180,697
Netherlands - 1.6%
Citycon Treasury BV 2.5% 10/1/24 (Reg. S)	EUR	150,000	171,300
Deutsche Annington Finance BV 5% 10/2/23 (c)		300,000	327,750
Vesteda Finance BV 1.75% 7/22/19 (Reg. S)	EUR	400,000	439,683
TOTAL NETHERLANDS			938,733
Nonconvertible Bonds - continued
		Principal Amount (b)	Value
Portugal - 0.4%
Banco Espirito Santo SA 4% 1/21/19 (Reg. S)	EUR	200,000	$ 217,194
United Kingdom - 8.5%
Aviva PLC 6.625% 6/3/41 (f)	GBP	450,000	766,294
Barclays Bank PLC 6.75% 1/16/23 (f)	GBP	300,000	493,666
Everything Everywhere Finance PLC 4.375% 3/28/19	GBP	300,000	484,777
Imperial Tobacco Finance 9% 2/17/22	GBP	105,000	216,858
Tesco PLC:
5% 3/24/23	GBP	350,000	551,141
6.125% 2/24/22	GBP	400,000	673,829
Travis Perkins PLC 4.375% 9/15/21 (Reg. S)	GBP	100,000	155,749
Virgin Media Secured Finance PLC 4.875% 1/15/27 (Reg. S)	GBP	550,000	807,793
WM Morrison Supermarkets PLC 4.625% 12/8/23	GBP	500,000	797,156
TOTAL UNITED KINGDOM			4,947,263
United States of America - 0.4%
Chesapeake Energy Corp. 6.125% 2/15/21		160,000	162,000
DCP Midstream LLC 4.75% 9/30/21 (c)		100,000	92,799
TOTAL UNITED STATES OF AMERICA			254,799
TOTAL NONCONVERTIBLE BONDS (Cost $13,409,544)			12,935,895
Foreign Government and Government Agency Obligations - 63.1%

Australia - 3.3%
Australian Commonwealth:
2.75% 4/21/24	AUD	690,000	545,898
4.25% 4/21/26	AUD	48,000	43,134
5.25% 3/15/19	AUD	419,000	361,777
5.5% 1/21/18	AUD	90,000	75,647
5.5% 4/21/23	AUD	135,000	127,720
5.75% 5/15/21	AUD	327,000	303,008
5.75% 7/15/22	AUD	470,000	445,314
TOTAL AUSTRALIA			1,902,498
Belgium - 1.3%
Belgian Kingdom:
2.25% 6/22/23	EUR	237,000	295,649
2.6% 6/22/24 (Reg.S) (c)	EUR	150,000	193,992
Foreign Government and Government Agency Obligations - continued
		Principal Amount (b)	Value
Belgium - continued
Belgian Kingdom: - continued
3% 6/22/34 (c)	EUR	16,000	$ 23,727
4% 3/28/32	EUR	133,000	216,000
TOTAL BELGIUM			729,368
Canada - 3.9%
Canadian Government:
1.25% 2/1/18 (e)	CAD	697,000	562,003
1.5% 3/1/20	CAD	814,000	664,992
4% 6/1/41	CAD	140,000	155,534
5% 6/1/37	CAD	280,000	342,287
5.75% 6/1/29	CAD	303,000	361,667
Ontario Province 4.65% 6/2/41	CAD	200,000	210,599
TOTAL CANADA			2,297,082
Chile - 0.1%
Chilean Republic:
6% 3/1/18	CLP	25,000,000	42,265
6% 3/1/23	CLP	10,000,000	17,682
TOTAL CHILE			59,947
Czech Republic - 0.4%
Czech Republic:
2.5% 8/25/28	CZK	1,360,000	64,510
4.2% 12/4/36	CZK	290,000	17,154
5.7% 5/25/24	CZK	2,380,000	138,347
TOTAL CZECH REPUBLIC			220,011
Denmark - 0.7%
Danish Kingdom 1.5% 11/15/23	DKK	2,621,000	420,119
France - 4.3%
French Government:
OAT 3.25% 5/25/45	EUR	267,000	444,866
0.5% 5/25/25	EUR	80,000	86,201
2.25% 5/25/24	EUR	555,000	696,661
2.5% 5/25/30	EUR	943,000	1,263,841
TOTAL FRANCE			2,491,569
Foreign Government and Government Agency Obligations - continued
		Principal Amount (b)	Value
Germany - 0.5%
German Federal Republic:
2.5% 8/15/46	EUR	26,000	$ 42,972
5.5% 1/4/31	EUR	140,000	267,094
TOTAL GERMANY			310,066
Iceland - 1.1%
Republic of Iceland 2.5% 7/15/20	EUR	550,000	625,389
Indonesia - 0.2%
Indonesian Republic 2.875% 7/8/21	EUR	100,000	113,143
Ireland - 3.6%
Irish Republic:
2% 2/18/45 (Reg.S)	EUR	70,000	86,071
2.4% 5/15/30 (Reg. S)	EUR	72,000	92,190
5.4% 3/13/25	EUR	1,233,000	1,913,246
TOTAL IRELAND			2,091,507
Israel - 1.4%
Israeli State:
1.25% 10/31/17	ILS	435,000	112,037
3.75% 3/31/24	ILS	538,000	160,441
4.25% 3/31/23	ILS	93,000	28,475
5% 1/31/20	ILS	96,000	28,953
5.5% 1/31/22	ILS	371,000	119,935
5.5% 1/31/42	ILS	121,000	47,831
6% 2/28/19	ILS	1,035,000	314,918
TOTAL ISRAEL			812,590
Italy - 5.3%
Buoni del Tesoro Poliennali:
2.15% 12/15/21	EUR	539,000	626,767
3.5% 6/1/18	EUR	180,000	213,029
3.5% 12/1/18	EUR	826,000	989,097
Italian Republic:
4.5% 3/1/26	EUR	433,000	614,337
5% 8/1/34	EUR	315,000	510,130
5% 9/1/40	EUR	65,000	110,778
TOTAL ITALY			3,064,138
Foreign Government and Government Agency Obligations - continued
		Principal Amount (b)	Value
Japan - 8.9%
Japan Government:
0.6% 3/20/24	JPY	208,150,000	$ 1,777,221
0.6% 6/20/24	JPY	6,950,000	59,285
1.2% 12/20/34	JPY	9,850,000	83,283
1.4% 9/20/34	JPY	112,950,000	990,881
1.5% 3/20/34	JPY	10,050,000	90,060
1.5% 6/20/34	JPY	1,500,000	13,410
1.5% 3/20/45	JPY	800,000	6,897
1.7% 3/20/32	JPY	22,150,000	207,371
1.7% 12/20/32	JPY	22,350,000	208,438
1.7% 12/20/43	JPY	11,100,000	100,295
1.8% 9/20/43	JPY	21,050,000	194,408
1.9% 12/20/28	JPY	26,700,000	258,492
2% 6/20/22	JPY	64,150,000	603,868
2% 3/20/42	JPY	16,100,000	154,878
2.1% 12/20/25	JPY	19,850,000	194,060
2.2% 3/20/26	JPY	4,350,000	43,008
2.4% 3/20/48	JPY	19,800,000	208,879
TOTAL JAPAN			5,194,734
Korea (South) - 4.4%
Korean Republic:
2.75% 3/10/18	KRW	1,427,780,000	1,324,527
3% 3/10/23	KRW	528,660,000	509,633
3% 9/10/24	KRW	191,830,000	185,637
3% 12/10/42	KRW	222,320,000	223,441
3.125% 3/10/19	KRW	176,350,000	167,066
3.5% 3/10/24	KRW	130,500,000	130,593
TOTAL KOREA (SOUTH)			2,540,897
Malaysia - 1.1%
Malaysian Government:
3.48% 3/15/23	MYR	921,000	242,113
3.814% 2/15/17	MYR	545,000	148,456
3.889% 7/31/20	MYR	805,000	219,256
3.892% 3/15/27	MYR	44,000	11,730
4.935% 9/30/43	MYR	52,000	14,806
TOTAL MALAYSIA			636,361
Foreign Government and Government Agency Obligations - continued
		Principal Amount (b)	Value
Mexico - 3.9%
United Mexican States:
2.375% 4/9/21	EUR	272,000	$ 312,063
3.625% 4/9/29	EUR	100,000	126,120
4.75% 6/14/18	MXN	14,004,000	918,563
7.5% 6/3/27	MXN	690,000	50,202
8.5% 5/31/29	MXN	10,899,000	863,258
TOTAL MEXICO			2,270,206
Netherlands - 1.0%
Dutch Government:
1.75% 7/15/23 (Reg. S)	EUR	235,000	284,605
2.5% 1/15/33	EUR	208,000	298,270
TOTAL NETHERLANDS			582,875
New Zealand - 0.4%
New Zealand Government:
4.5% 4/15/27	NZD	36,000	30,002
5.5% 4/15/23	NZD	72,000	62,378
6% 12/15/17	NZD	190,000	152,584
TOTAL NEW ZEALAND			244,964
Norway - 0.3%
Kingdom of Norway:
4.25% 5/19/17	NOK	152,000	20,206
4.5% 5/22/19	NOK	520,000	73,584
Norway Government Bond:
1.75% 3/13/25	NOK	361,000	45,856
3% 3/14/24	NOK	367,000	51,603
TOTAL NORWAY			191,249
Poland - 2.2%
Polish Government:
3.25% 7/25/25	PLN	367,000	105,156
4% 10/25/23	PLN	806,000	242,598
5% 4/25/16	PLN	1,734,000	474,007
5.5% 10/25/19	PLN	1,253,000	382,860
5.75% 9/23/22	PLN	96,000	31,611
5.75% 4/25/29	PLN	122,000	44,489
TOTAL POLAND			1,280,721
Foreign Government and Government Agency Obligations - continued
		Principal Amount (b)	Value
Russia - 0.8%
Russian Federation:
6.8% 12/11/19	RUB	4,030,000	$ 56,572
7% 8/16/23	RUB	8,921,000	115,728
7.05% 1/19/28	RUB	3,375,000	40,448
7.35% 1/20/16	RUB	6,478,000	107,466
7.5% 2/27/19	RUB	10,768,000	159,855
TOTAL RUSSIA			480,069
Singapore - 0.6%
Republic of Singapore:
3.25% 9/1/20	SGD	409,000	316,703
3.375% 9/1/33	SGD	50,000	39,595
TOTAL SINGAPORE			356,298
Slovenia - 0.1%
Republic of Slovenia 2.25% 3/25/22 (Reg. S)	EUR	35,000	40,940
South Africa - 2.4%
South African Republic:
6.25% 3/31/36	ZAR	3,502,000	229,771
6.75% 3/31/21	ZAR	1,400,000	111,940
7.25% 1/15/20	ZAR	520,000	42,821
8% 12/21/18	ZAR	3,546,000	301,175
8% 1/31/30	ZAR	2,808,000	228,247
8.25% 9/15/17	ZAR	1,072,000	91,110
8.75% 1/31/44	ZAR	1,088,000	92,088
10.5% 12/21/26	ZAR	2,941,000	292,330
TOTAL SOUTH AFRICA			1,389,482
Spain - 3.7%
Spanish Kingdom:
2.1% 4/30/17	EUR	59,000	66,034
3.75% 10/31/18	EUR	788,000	949,778
4.4% 10/31/23 (c)	EUR	576,000	786,973
4.65% 7/30/25	EUR	21,000	30,029
5.15% 10/31/44	EUR	133,000	243,354
5.75% 7/30/32	EUR	14,000	24,224
5.9% 7/30/26	EUR	22,000	34,892
TOTAL SPAIN			2,135,284
Sweden - 0.5%
Sweden Kingdom 2.5% 5/12/25	SEK	2,125,000	297,073
Foreign Government and Government Agency Obligations - continued
		Principal Amount (b)	Value
Switzerland - 0.9%
Switzerland Confederation 3.5% 4/8/33	CHF	342,000	$ 553,929
Thailand - 0.9%
Kingdom of Thailand:
3.45% 3/8/19	THB	4,095,000	131,780
3.625% 6/16/23	THB	10,423,000	344,458
4.675% 6/29/44	THB	670,000	24,350
4.875% 6/22/29	THB	1,397,000	52,592
TOTAL THAILAND			553,180
Turkey - 1.7%
Turkish Republic:
7.4% 2/5/20	TRY	45,000	16,727
8.3% 6/20/18	TRY	244,000	93,794
8.5% 7/10/19	TRY	154,000	59,672
8.5% 9/14/22	TRY	537,000	208,490
8.8% 11/14/18	TRY	507,000	197,818
8.8% 9/27/23	TRY	714,000	282,842
9% 1/27/16	TRY	362,000	139,223
TOTAL TURKEY			998,566
United Kingdom - 3.2%
United Kingdom, Great Britain and Northern Ireland:
2% 9/7/25(Reg. S)	GBP	39,000	59,594
3.25% 1/22/44	GBP	188,000	333,620
3.5% 1/22/45	GBP	5,000	9,288
4.25% 6/7/32	GBP	16,000	31,221
4.5% 9/7/34	GBP	228,000	464,877
4.5% 12/7/42	GBP	435,000	937,694
TOTAL UNITED KINGDOM			1,836,294
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $39,162,336)			36,720,549
Preferred Securities - 13.2%

Belgium - 0.4%
KBC Groep NV 5.625% (Reg. S) (d)(f)	EUR	200,000	217,229
Preferred Securities - continued
		Principal Amount (b)	Value
France - 1.6%
Credit Agricole SA:
6.625% (c)(d)(f)		$ 200,000	$ 200,824
6.625% 12/31/49 (Reg. S) (f)		400,000	408,212
EDF SA 5.625% (Reg. S) (d)(f)		300,000	322,664
TOTAL FRANCE			931,700
Germany - 1.8%
RWE AG 4.625% (d)(f)	EUR	920,000	1,025,279
Netherlands - 0.9%
Volkswagen International Finance NV 2.5%(Reg. S) (d)	EUR	500,000	538,903
Switzerland - 2.7%
UBS Group AG:
7% (Reg. S) (d)(f)		600,000	627,878
7.125% (Reg. S) (d)(f)		875,000	924,441
TOTAL SWITZERLAND			1,552,319
United Kingdom - 2.7%
Barclays Bank PLC 7.625% 11/21/22		1,330,000	1,593,649
United States of America - 3.1%
JPMorgan Chase & Co.:
6% (d)(f)		837,000	855,648
6.75% (d)(f)		7,000	7,672
Wells Fargo & Co. 5.875% (d)(f)		900,000	961,848
TOTAL UNITED STATES OF AMERICA			1,825,168
TOTAL PREFERRED SECURITIES (Cost $7,848,220)			7,684,247
Money Market Funds - 0.1%
Shares
Fidelity Cash Central Fund, 0.14% (a) (Cost $56,799)	56,799	56,799
Purchased Swaptions - 0.1%
	Expiration Date		Notional Amount (b)	Value
Put Options - 0.1%
Option on a credit default swap with Barclays Bank PLC to buy protection on the 5-Year iTraxx Europe Crossover Series 22 Index expiring December 2019 exercise rate 3.00% (Cost $27,031)	5/20/15	EUR	4,300,000	$ 27,597
TOTAL INVESTMENT PORTFOLIO - 98.7% (Cost $60,503,930)	57,425,087
NET OTHER ASSETS (LIABILITIES) - 1.3%	758,712
NET ASSETS - 100%	$ 58,183,799
Futures Contracts
		Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Bond Index Contracts
10 Eurex Euro-Bund Contracts (Germany)	June 2015	$ 1,707,067	$ 20,002
1 Eurex Euro-Buxl 30 Year Bond Contracts (Germany)	June 2015	189,416	9,193
1 Eurex Euro-OAT Contracts (Germany)	June 2015	167,793	328
4 TME 10 Year Canadian Note Contracts (Canada)	June 2015	450,799	7,251
TOTAL BOND INDEX CONTRACTS		2,515,075	36,774
Sold
Bond Index Contracts
1 Eurex Euro-Bobl Contracts (Germany)	June 2015	139,170	(289)
1 ICE Long Gilt Contracts (United Kingdom)	June 2015	179,121	(3,605)
14 ICE Medium Gilt Contracts (United Kingdom)	June 2015	2,331,163	(21,680)
TOTAL BOND INDEX CONTRACTS		2,649,454	(25,574)
Futures Contracts - continued
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Sold - continued
Treasury Contracts
30 CBOT 10 Year U.S. Treasury Note Contracts (United States)	June 2015	$ 3,867,188	$ (46,231)
TOTAL TREASURY CONTRACTS		3,867,188	(46,231)
TOTAL SOLD		6,516,642	(71,805)
		$ 9,031,717	$ (35,031)

The face value of futures purchased as a percentage of net assets is 4.3%

The face value of futures sold as a percentage of net assets is 11.2%
Foreign Currency Contracts
Settlement Date	Currency	Counterparty	Type	Quantity	Contract Amount (b)	Unrealized Appreciation/ (Depreciation)
4/2/15	CHF	Credit Suisse Intl.	Sell	25,000	$ 25,718	$ (7)
4/2/15	EUR	Credit Suisse Intl.	Buy	31,000	33,281	52
4/2/15	GBP	Credit Suisse Intl.	Buy	37,000	54,910	(24)
4/2/15	JPY	Credit Suisse Intl.	Sell	10,682,587	88,973	(97)
4/2/15	SGD	Credit Suisse Intl.	Sell	28,764	20,957	(3)
4/2/15	TRY	Credit Suisse Intl.	Buy	20,835	8,011	6
4/2/15	ZAR	Credit Suisse Intl.	Sell	156,688	12,908	(10)
5/20/15	AUD	Citibank, N.A.	Buy	503,000	391,476	(9,439)
5/20/15	AUD	JPMorgan Chase Bank, N.A.	Sell	51,000	38,503	(233)
5/20/15	BRL	Citibank, N.A.	Sell	91,000	28,738	612
5/20/15	BRL	Goldman Sachs Bank USA	Buy	90,000	28,145	(328)
5/20/15	BRL	Goldman Sachs Bank USA	Sell	180,000	59,279	3,644
Foreign Currency Contracts - continued
Settlement Date	Currency	Counterparty	Type	Quantity	Contract Amount (b)	Unrealized Appreciation/ (Depreciation)
5/20/15	BRL	JPMorgan Chase Bank, N.A.	Buy	91,000	$ 27,156	$ 971
5/20/15	BRL	JPMorgan Chase Bank, N.A.	Sell	95,000	29,521	158
5/20/15	CAD	Citibank, N.A.	Buy	40,000	31,773	(211)
5/20/15	CAD	Citibank, N.A.	Sell	36,000	28,436	30
5/20/15	CAD	Credit Suisse Intl.	Buy	256,000	205,676	(3,681)
5/20/15	CAD	Credit Suisse Intl.	Buy	600,000	475,613	(2,188)
5/20/15	CAD	Goldman Sachs Bank USA	Buy	38,000	29,986	(3)
5/20/15	CAD	JPMorgan Chase Bank, N.A.	Sell	34,000	27,074	247
5/20/15	CAD	JPMorgan Chase Bank, N.A.	Sell	49,000	39,081	418
5/20/15	CZK	Citibank, N.A.	Buy	8,065,000	331,285	(16,466)
5/20/15	CZK	JPMorgan Chase Bank, N.A.	Buy	752,000	30,798	(1,444)
5/20/15	DKK	Citibank, N.A.	Buy	99,000	15,263	(991)
5/20/15	EUR	BNP Paribas	Buy	39,000	41,396	566
5/20/15	EUR	BNP Paribas	Sell	119,000	135,898	7,860
5/20/15	EUR	Barclays Bank PLC	Buy	121,000	137,910	(7,720)
5/20/15	EUR	Citibank, N.A.	Buy	271,000	307,412	(15,830)
5/20/15	EUR	Credit Suisse Intl.	Buy	46,000	51,538	(2,044)
5/20/15	EUR	Credit Suisse Intl.	Buy	64,000	72,656	(3,796)
5/20/15	EUR	Credit Suisse Intl.	Buy	142,000	162,070	(9,286)
5/20/15	EUR	Credit Suisse Intl.	Buy	185,000	198,736	315
5/20/15	EUR	Credit Suisse Intl.	Buy	5,931,000	6,782,609	(401,149)
5/20/15	EUR	Credit Suisse Intl.	Sell	38,000	41,230	344
Foreign Currency Contracts - continued
Settlement Date	Currency	Counterparty	Type	Quantity	Contract Amount (b)	Unrealized Appreciation/ (Depreciation)
5/20/15	EUR	Credit Suisse Intl.	Sell	47,000	$ 53,324	$ 2,755
5/20/15	EUR	Credit Suisse Intl.	Sell	91,000	103,061	5,150
5/20/15	EUR	Credit Suisse Intl.	Sell	135,000	151,447	6,194
5/20/15	EUR	Credit Suisse Intl.	Sell	185,000	201,305	2,254
5/20/15	EUR	Credit Suisse Intl.	Sell	207,000	232,349	9,628
5/20/15	EUR	Credit Suisse Intl.	Sell	249,000	270,340	2,429
5/20/15	EUR	Credit Suisse Intl.	Sell	340,000	366,654	831
5/20/15	EUR	Credit Suisse Intl.	Sell	429,000	457,359	(4,224)
5/20/15	EUR	Credit Suisse Intl.	Sell	600,000	681,490	35,920
5/20/15	EUR	Goldman Sachs Bank USA	Buy	27,000	28,364	686
5/20/15	EUR	Goldman Sachs Bank USA	Buy	27,000	29,862	(811)
5/20/15	EUR	Goldman Sachs Bank USA	Sell	28,000	30,960	834
5/20/15	EUR	JPMorgan Chase Bank, N.A.	Buy	73,000	78,708	(164)
5/20/15	EUR	JPMorgan Chase Bank, N.A.	Buy	92,000	103,429	(4,441)
5/20/15	EUR	JPMorgan Chase Bank, N.A.	Buy	130,000	137,861	2,013
5/20/15	EUR	JPMorgan Chase Bank, N.A.	Buy	463,000	525,653	(27,488)
5/20/15	EUR	JPMorgan Chase Bank, N.A.	Sell	52,000	55,107	(843)
5/20/15	EUR	JPMorgan Chase Bank, N.A.	Sell	320,000	363,534	19,230
5/20/15	EUR	Morgan Stanley Cap. Group	Sell	436,000	494,247	25,132
5/20/15	GBP	Barclays Bank PLC	Buy	15,000	23,039	(795)
Foreign Currency Contracts - continued
Settlement Date	Currency	Counterparty	Type	Quantity	Contract Amount (b)	Unrealized Appreciation/ (Depreciation)
5/20/15	GBP	Barclays Bank PLC	Buy	70,000	$ 108,038	$ (4,234)
5/20/15	GBP	Barclays Bank PLC	Buy	102,000	157,382	(6,126)
5/20/15	GBP	Credit Suisse Intl.	Buy	21,000	31,291	(150)
5/20/15	GBP	Credit Suisse Intl.	Buy	333,000	515,586	(21,779)
5/20/15	GBP	Credit Suisse Intl.	Sell	15,000	23,062	819
5/20/15	GBP	Credit Suisse Intl.	Sell	23,000	34,122	15
5/20/15	GBP	Credit Suisse Intl.	Sell	2,286,000	3,491,817	101,896
5/20/15	GBP	JPMorgan Chase Bank, N.A.	Buy	218,000	334,810	(11,537)
5/20/15	GBP	JPMorgan Chase Bank, N.A.	Sell	28,000	41,216	(305)
5/20/15	GBP	JPMorgan Chase Bank, N.A.	Sell	516,000	765,878	699
5/20/15	HKD	Citibank, N.A.	Buy	393,000	50,698	(11)
5/20/15	ILS	Citibank, N.A.	Buy	515,000	133,591	(4,169)
5/20/15	ILS	JPMorgan Chase Bank, N.A.	Sell	515,000	131,917	2,495
5/20/15	JPY	Barclays Bank PLC	Sell	3,800,000	31,975	270
5/20/15	JPY	Citibank, N.A.	Sell	3,500,000	28,908	(294)
5/20/15	JPY	Credit Suisse Intl.	Buy	4,950,000	41,413	(113)
5/20/15	JPY	Credit Suisse Intl.	Buy	6,050,000	50,437	41
5/20/15	JPY	Credit Suisse Intl.	Buy	57,000,000	476,316	(735)
5/20/15	JPY	Credit Suisse Intl.	Buy	446,000,000	3,802,226	(81,019)
5/20/15	JPY	Credit Suisse Intl.	Sell	11,050,000	92,090	(105)
5/20/15	JPY	JPMorgan Chase Bank, N.A.	Sell	3,500,000	28,836	(366)
Foreign Currency Contracts - continued
Settlement Date	Currency	Counterparty	Type	Quantity	Contract Amount (b)	Unrealized Appreciation/ (Depreciation)
5/20/15	JPY	Morgan Stanley Cap. Group	Buy	15,450,000	$ 129,707	$ (800)
5/20/15	KRW	Citibank, N.A.	Sell	216,600,000	195,023	12
5/20/15	KRW	JPMorgan Chase Bank, N.A.	Sell	64,872,000	58,655	249
5/20/15	NZD	Citibank, N.A.	Sell	112,000	81,876	(1,452)
5/20/15	NZD	Goldman Sachs Bank USA	Buy	122,000	89,818	951
5/20/15	RUB	Credit Suisse Intl.	Sell	10,225,000	159,516	(12,464)
5/20/15	RUB	Goldman Sachs Bank USA	Buy	2,145,000	34,260	1,818
5/20/15	RUB	Goldman Sachs Bank USA	Buy	10,225,000	146,280	25,700
5/20/15	RUB	Goldman Sachs Bank USA	Sell	2,145,000	33,385	(2,693)
5/20/15	SEK	Citibank, N.A.	Buy	300,000	35,060	(200)
5/20/15	SEK	Citibank, N.A.	Buy	3,267,000	395,925	(16,296)
5/20/15	SGD	BNP Paribas	Buy	102,000	75,745	(1,511)
5/20/15	SGD	Credit Suisse Intl.	Sell	19,000	13,861	33
5/20/15	SGD	Goldman Sachs Bank USA	Sell	83,000	61,080	673
5/20/15	THB	JPMorgan Chase Bank, N.A.	Sell	959,000	29,332	(86)
5/20/15	TRY	JPMorgan Chase Bank, N.A.	Buy	23,000	9,092	(357)
						$ (416,568)
Currency Abbreviations
AUD	-	Australian dollar
BRL	-	Brazilian real
CAD	-	Canadian dollar
CHF	-	Swiss franc
CLP	-	Chilean peso
CZK	-	Czech koruna
DKK	-	Danish krone
EUR	-	European Monetary Unit
GBP	-	British pound
HKD	-	Hong Kong dollar
ILS	-	Israeli shekel
JPY	-	Japanese yen
KRW	-	Korean won
MXN	-	Mexican peso
MYR	-	Malaysian ringgit
NOK	-	Norwegian krone
NZD	-	New Zealand dollar
PLN	-	Polish zloty (new)
RUB	-	Russian ruble
SEK	-	Swedish krona
SGD	-	Singapore dollar
THB	-	Thai baht
TRY	-	Turkish Lira
ZAR	-	South African rand
Legend

(a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(b) Amount is stated in United States dollars unless otherwise noted.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,897,532 or 5.0% of net assets.

(d) Security is perpetual in nature with no stated maturity date.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $146,750.
(f) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 139
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of March 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 12,935,895	$ -	$ 12,935,895	$ -
Foreign Government and Government Agency Obligations	36,720,549	-	36,720,549	-
Preferred Securities	7,684,247	-	7,684,247	-
Money Market Funds	56,799	56,799	-	-
Purchased Swaptions	27,597	-	27,597	-
Total Investments in Securities:	$ 57,425,087	$ 56,799	$ 57,368,288	$ -
Other Derivative Instruments:
Assets
Foreign Currency Contracts	$ 263,950	$ -	$ 263,950	$ -
Futures Contracts	36,774	36,774	-	-
Total Assets	$ 300,724	$ 36,774	$ 263,950	$ -
Liabilities
Foreign Currency Contracts	$ (680,518)	$ -	$ (680,518)	$ -
Futures Contracts	(71,805)	(71,805)	-	-
Total Liabilities	$ (752,323)	$ (71,805)	$ (680,518)	$ -
Total Other Derivative Instruments:	$ (451,599)	$ (35,031)	$ (416,568)	$ -
Income Tax Information

At March 31, 2015, the cost of investment securities for income tax purposes was $60,677,189. Net unrealized depreciation aggregated $3,252,102, of which $867,037 related to appreciated investment securities and $4,119,139 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, foreign government and government agency obligations and preferred securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. For foreign debt securities, when significant market or security specific market events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The U.S. dollar value of foreign currency contracts is determined using currency exchange rates supplied by a pricing vendor and are categorized as Level 2 in the hierarchy. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Options traded over-the-counter are valued using broker-supplied valuations and are categorized as Level 2 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Derivative Instruments

Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts, including futures contracts, foreign currency contracts and options. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets, to facilitate transactions in foreign-denominated securities and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risks:
Credit Risk - Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.
Foreign Exchange Risk - Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in currency exchange rates.
Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives, such as foreign currency contracts, options and bi-lateral swaps, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net the amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded futures contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to exchange-traded futures may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Foreign Currency Contracts: Foreign currency contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. The Fund used foreign currency contracts to facilitate transactions in foreign-denominated securities and to manage exposure to certain foreign currencies.

Open foreign currency contracts at period end are presented in the Schedule of Investments under the caption Foreign Currency Contracts. The contract amount and unrealized appreciation (depreciation) reflects each contract's exposure to the underlying currency at period end.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date. The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption Futures Contracts. The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

Options: Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date. The Fund used OTC options, such as swaptions, which are options where the underlying instrument is a swap, to manage its exposure to potential credit events.

Open options at period end are presented in the Schedule of Investments under the captions Purchased Options, Purchased Swaptions, Written Options and Written Swaptions.

Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

Risks of Investing in European Countries.

The recent global financial crisis has created uncertainty surrounding the sovereign debt of many European countries. If there is a default or debt restructuring by any European country, or if one or more countries leave the European Monetary Union or the European Monetary Union dissolves, there may be wide-ranging effects on global markets. Such events could significantly affect the value or liquidity of the Fund's investments in the region or with exposure to the region.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Strategic Income Fund

March 31, 2015

1.799874.111

FSN-QTLY-0515

Investments March 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 43.3%
		Principal Amount (000s) (d)	Value (000s)
CONSUMER DISCRETIONARY - 7.8%
Auto Components - 0.8%
AA Bond Co. Ltd. 3.781% 7/31/43 (Reg S.)	GBP	5,050	$ 7,856
Affinia Group, Inc. 7.75% 5/1/21		$ 870	900
Chassix Holdings, Inc. 10% 12/15/18 pay-in-kind (c)(f)(l)		1,860	79
Chassix, Inc. 9.25% 8/1/18 (c)(f)		6,490	4,924
Dana Holding Corp.:
5.375% 9/15/21		2,915	3,032
6% 9/15/23		2,915	3,104
6.75% 2/15/21		10,990	11,594
Delphi Automotive PLC 1.5% 3/10/25	EUR	5,500	5,884
Delphi Corp. 5% 2/15/23		7,707	8,266
Exide Technologies 8.625% 2/1/18 (c)		1,855	19
International Automotive Components Group SA 9.125% 6/1/18 (f)		4,835	4,914
Lear Corp. 4.75% 1/15/23		5,380	5,407
Schaeffler Holding Finance BV:
6.25% 11/15/19 pay-in-kind (f)(l)		2,640	2,792
6.75% 11/15/22 pay-in-kind (f)(l)		3,510	3,791
Tenneco, Inc. 6.875% 12/15/20		5,580	5,915
			68,477
Automobiles - 0.2%
Chrysler Group LLC/CG Co-Issuer, Inc.:
8% 6/15/19		6,750	7,079
8.25% 6/15/21		6,750	7,486
General Motors Financial Co., Inc. 4.25% 5/15/23		1,965	2,036
			16,601
Distributors - 0.0%
American Builders & Contractors Supply Co., Inc. 5.625% 4/15/21 (f)		1,285	1,301
LKQ Corp. 4.75% 5/15/23		935	916
			2,217
Diversified Consumer Services - 0.2%
Laureate Education, Inc. 10% 9/1/19 (f)		19,875	18,782
Hotels, Restaurants & Leisure - 1.0%
24 Hour Holdings III LLC 8% 6/1/22 (f)		1,605	1,364
Arcos Dorados Holdings, Inc. 10.25% 7/13/16 (f)	BRL	17,013	4,798
Caesars Growth Properties Holdings LLC/Caesars Growth Properties Finance, Inc. 9.375% 5/1/22 (f)		21,090	16,187
Choice Hotels International, Inc. 5.75% 7/1/22		1,245	1,351
Nonconvertible Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
FelCor Lodging LP 5.625% 3/1/23		$ 3,575	$ 3,691
GLP Capital LP/GLP Financing II, Inc.:
4.375% 11/1/18		1,585	1,629
4.875% 11/1/20		4,140	4,244
5.375% 11/1/23		3,290	3,401
Graton Economic Development Authority 9.625% 9/1/19 (f)		8,965	9,817
Landry's Acquisition Co. 9.375% 5/1/20 (f)		780	837
MCE Finance Ltd. 5% 2/15/21 (f)		9,533	8,913
Mohegan Tribal Gaming Authority 11% 9/15/18 pay-in-kind (f)(l)		2,740	2,733
MTR Gaming Group, Inc. 11.5% 8/1/19 pay-in-kind		2,944	3,186
Palace Entertainment Holdings LLC/Corp. 8.875% 4/15/17 (f)		995	1,010
Playa Resorts Holding BV 8% 8/15/20 (f)		4,265	4,350
RHP Hotel Properties LP/RHP Finance Co. 5% 4/15/21		3,720	3,804
Scientific Games Corp. 10% 12/1/22 (f)		7,925	7,410
Six Flags Entertainment Corp. 5.25% 1/15/21 (f)		6,400	6,576
Waterford Gaming LLC/Waterford Gaming Finance Corp. 8.625% 9/15/14 (c)(f)		352	0
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 4.25% 5/30/23 (f)		2,285	2,182
			87,483
Household Durables - 0.9%
Brookfield Residential Properties, Inc./Brookfield Residential U.S. Corp. 6.125% 7/1/22 (f)		2,685	2,779
Brookfield Residential Properties, Inc. 6.5% 12/15/20 (f)		2,210	2,309
D.R. Horton, Inc.:
4.375% 9/15/22		4,685	4,685
4.75% 2/15/23		3,380	3,439
5.75% 8/15/23		1,870	2,024
Lennar Corp. 4.5% 11/15/19		2,975	3,057
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA:
5.75% 10/15/20		21,185	21,900
6.875% 2/15/21		5,380	5,662
8.25% 2/15/21		6,135	6,564
9.875% 8/15/19		1,069	1,144
Springs Industries, Inc. 6.25% 6/1/21		1,270	1,254
Nonconvertible Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
CONSUMER DISCRETIONARY - continued
Household Durables - continued
Standard Pacific Corp.:
8.375% 5/15/18		$ 2,005	$ 2,291
8.375% 1/15/21		3,850	4,456
Toll Brothers Finance Corp.:
4.375% 4/15/23		9,065	9,156
5.625% 1/15/24		1,105	1,196
5.875% 2/15/22		4,920	5,400
William Lyon Homes, Inc. 8.5% 11/15/20		1,910	2,068
			79,384
Internet & Catalog Retail - 0.2%
Netflix, Inc. 5.375% 2/1/21 (f)		3,420	3,537
Priceline Group, Inc. 1.8% 3/3/27	EUR	5,800	6,209
Zayo Group LLC/Zayo Capital, Inc. 6% 4/1/23 (f)		3,950	3,970
			13,716
Media - 3.9%
Altice SA 7.75% 5/15/22 (f)		22,680	23,063
AMC Networks, Inc. 4.75% 12/15/22		2,625	2,614
Anna Merger Sub, Inc. 7.75% 10/1/22 (f)		5,660	5,851
British Sky Broadcasting Group PLC 1.5% 9/15/21 (Reg. S)	EUR	7,100	7,874
CBS Outdoor Americas Capital LLC/CBS Outdoor Americas Capital Corp.:
5.25% 2/15/22		865	906
5.625% 2/15/24		935	979
CCO Holdings LLC/CCO Holdings Capital Corp.:
5.125% 2/15/23		11,865	11,984
5.25% 3/15/21		4,240	4,341
5.25% 9/30/22		6,185	6,324
5.75% 9/1/23		3,975	4,154
5.75% 1/15/24		3,925	4,077
6.625% 1/31/22		7,175	7,668
7.375% 6/1/20		4,895	5,232
CCOH Safari LLC:
5.5% 12/1/22		3,985	4,075
5.75% 12/1/24		3,985	4,105
Cequel Communications Escrow I LLC/Cequel Communications Escrow Capital Corp. 6.375% 9/15/20 (f)		5,380	5,669
Cequel Communications Holdings I LLC/Cequel Capital Corp. 5.125% 12/15/21 (f)		11,900	11,885
Nonconvertible Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
CONSUMER DISCRETIONARY - continued
Media - continued
Cinemark U.S.A., Inc.:
4.875% 6/1/23		$ 4,200	$ 4,179
5.125% 12/15/22		1,250	1,269
Clear Channel Communications, Inc. 14% 2/1/21 pay-in-kind (l)		4,340	3,436
Comcast Corp. 5.5% 11/23/29	GBP	3,400	6,562
DISH DBS Corp.:
5% 3/15/23		11,394	11,078
5.125% 5/1/20		410	413
5.875% 7/15/22		10,425	10,594
DreamWorks Animation SKG, Inc. 6.875% 8/15/20 (f)		1,895	1,848
Gannett Co., Inc.:
4.875% 9/15/21 (f)		2,940	2,999
5.5% 9/15/24 (f)		2,940	3,076
Liberty Media Corp.:
8.25% 2/1/30		1,960	2,146
8.5% 7/15/29		1,730	1,925
McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance 9.75% 4/1/21		12,625	13,951
MDC Partners, Inc. 6.75% 4/1/20 (f)		4,695	4,947
MHGE Parent LLC / MHGE Parent Finance, Inc. 8.5% 8/1/19 pay-in-kind (f)(l)		6,955	6,990
Myriad International Holding BV 6% 7/18/20 (f)		1,540	1,698
Nielsen Finance LLC/Nielsen Finance Co. 5% 4/15/22 (f)		2,155	2,168
Numericable Group SA:
4.875% 5/15/19 (f)		6,080	6,050
6% 5/15/22 (f)		32,160	32,562
6.25% 5/15/24 (f)		26,612	26,945
Quebecor Media, Inc. 5.75% 1/15/23		6,545	6,741
RCN Telecom Services LLC/RCN Capital Corp. 8.5% 8/15/20 (f)		2,335	2,475
Regal Entertainment Group 5.75% 6/15/23		8,095	8,176
Sinclair Television Group, Inc. 5.375% 4/1/21		4,205	4,315
Sirius XM Radio, Inc.:
4.25% 5/15/20 (f)		5,085	5,034
4.625% 5/15/23 (f)		2,100	2,021
5.25% 8/15/22 (f)		6,040	6,372
5.375% 4/15/25 (f)		4,160	4,181
Sky PLC 2.5% 9/15/26 (Reg. S)	EUR	6,550	7,792
Nonconvertible Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
CONSUMER DISCRETIONARY - continued
Media - continued
Starz LLC/Starz Finance Corp. 5% 9/15/19		$ 3,675	$ 3,776
TV Azteca SA de CV 7.5% 5/25/18 (Reg. S)		6,190	6,414
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH 5.5% 1/15/23 (f)		4,720	4,939
VTR Finance BV 6.875% 1/15/24 (f)		4,270	4,430
Wave Holdco LLC/Wave Holdco Corp. 8.25% 7/15/19 pay-in-kind (f)(l)		885	906
WMG Acquisition Corp.:
5.625% 4/15/22 (f)		860	860
6.75% 4/15/22 (f)		3,445	3,264
			327,333
Multiline Retail - 0.1%
Family Tree Escrow LLC:
5.25% 3/1/20 (f)		1,180	1,236
5.75% 3/1/23 (f)		5,900	6,210
			7,446
Specialty Retail - 0.3%
CST Brands, Inc. 5% 5/1/23		1,130	1,153
HT Intermediate Holdings Corp. 12% 5/15/19 pay-in-kind (f)(l)		1,980	2,025
Jaguar Land Rover PLC 4.25% 11/15/19 (f)		3,990	4,092
L Brands, Inc. 5.625% 10/15/23		3,955	4,390
L Brands, Inc. 5.625% 2/15/22		6,025	6,628
Sonic Automotive, Inc. 5% 5/15/23		685	678
Tenedora Nemak SA de CV 5.5% 2/28/23 (f)		5,760	5,959
The Men's Wearhouse, Inc. 7% 7/1/22 (f)		1,455	1,531
			26,456
Textiles, Apparel & Luxury Goods - 0.2%
Polymer Group, Inc.:
6.875% 6/1/19 (f)		1,580	1,509
7.75% 2/1/19		1,233	1,279
PVH Corp. 4.5% 12/15/22		9,300	9,440
			12,228
TOTAL CONSUMER DISCRETIONARY			660,123
Nonconvertible Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
CONSUMER STAPLES - 1.8%
Beverages - 0.1%
Constellation Brands, Inc.:
3.875% 11/15/19		$ 2,940	$ 3,028
4.75% 11/15/24		3,980	4,209
			7,237
Food & Staples Retailing - 0.5%
BI-LO LLC/BI-LO Finance Corp.:
8.625% 9/15/18 pay-in-kind (f)(l)		1,980	1,752
9.25% 2/15/19 (f)		4,625	4,660
ESAL GmbH 6.25% 2/5/23 (f)		8,690	8,451
Hearthside Group Holdings LLC/Hearthside Finance, Inc. 6.5% 5/1/22 (f)		1,145	1,136
Minerva Luxmbourg SA 7.75% 1/31/23 (Reg. S)		2,000	1,970
Rite Aid Corp.:
6.125% 4/1/23 (f)(h)		7,720	7,913
6.75% 6/15/21		10,380	11,042
9.25% 3/15/20		3,130	3,451
Shearers Foods LLC/Chip Finance Corp. 9% 11/1/19 (f)		1,245	1,357
			41,732
Food Products - 0.9%
B&G Foods, Inc. 4.625% 6/1/21		4,495	4,489
Barry Callebaut Services NV 5.5% 6/15/23 (f)		5,025	5,344
FAGE Dairy Industry SA/FAGE U.S.A. Dairy Industry, Inc. 9.875% 2/1/20 (f)		4,715	4,963
Gruma S.A.B. de CV 4.875% 12/1/24 (f)		1,900	2,007
H.J. Heinz Co. 4.25% 10/15/20		8,415	8,634
JBS Investments GmbH 7.25% 4/3/24 (f)		9,705	9,948
JBS U.S.A. LLC/JBS U.S.A. Finance, Inc.:
5.875% 7/15/24 (f)		2,085	2,111
7.25% 6/1/21 (f)		2,630	2,778
8.25% 2/1/20 (f)		2,900	3,081
Mondelez International, Inc.:
1% 3/7/22	EUR	2,500	2,702
1.625% 3/8/27	EUR	5,700	6,167
2.375% 3/6/35	EUR	4,100	4,618
Pilgrim's Pride Corp. 5.75% 3/15/25 (f)		5,810	5,941
Post Holdings, Inc.:
6% 12/15/22 (f)		2,140	2,065
7.375% 2/15/22		2,105	2,179
Nonconvertible Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
CONSUMER STAPLES - continued
Food Products - continued
Sigma Alimentos SA de CV 6.875% 12/16/19 (f)		$ 1,735	$ 2,000
TreeHouse Foods, Inc. 4.875% 3/15/22		1,475	1,505
			70,532
Household Products - 0.0%
Spectrum Brands Holdings, Inc.:
6.375% 11/15/20		1,205	1,277
6.625% 11/15/22		1,425	1,525
			2,802
Personal Products - 0.2%
Elizabeth Arden, Inc. 7.375% 3/15/21		1,355	1,206
First Quality Finance Co., Inc. 4.625% 5/15/21 (f)		1,065	1,004
Prestige Brands, Inc. 8.125% 2/1/20		675	724
Revlon Consumer Products Corp. 5.75% 2/15/21		15,880	16,396
			19,330
Tobacco - 0.1%
BAT International Finance PLC 2% 3/13/45 (Reg. S)	EUR	7,000	7,519
TOTAL CONSUMER STAPLES			149,152
ENERGY - 6.4%
Energy Equipment & Services - 0.5%
Basic Energy Services, Inc. 7.75% 10/15/22		3,110	2,301
Compressco Partners LP/Compressco Finance, Inc. 7.25% 8/15/22 (f)		2,850	2,480
Exterran Partners LP/EXLP Finance Corp. 6% 10/1/22		2,890	2,630
Forbes Energy Services Ltd. 9% 6/15/19		3,455	2,349
Forum Energy Technologies, Inc. 6.25% 10/1/21		5,100	4,781
Gulfmark Offshore, Inc. 6.375% 3/15/22		130	102
Kinder Morgan, Inc. 2.25% 3/16/27	EUR	5,400	5,901
Offshore Group Investment Ltd.:
7.125% 4/1/23		4,915	2,789
7.5% 11/1/19		1,965	1,120
Pacific Drilling V Ltd. 7.25% 12/1/17 (f)		8,280	7,452
Precision Drilling Corp.:
5.25% 11/15/24 (f)		3,935	3,296
6.5% 12/15/21		850	788
Summit Midstream Holdings LLC 7.5% 7/1/21		1,730	1,799
Nonconvertible Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
ENERGY - continued
Energy Equipment & Services - continued
Trinidad Drilling Ltd. 7.875% 1/15/19 (f)		$ 1,450	$ 1,349
Unit Corp. 6.625% 5/15/21		785	738
			39,875
Oil, Gas & Consumable Fuels - 5.9%
Access Midstream Partners LP/ACMP Finance Corp.:
4.875% 5/15/23		5,985	6,030
4.875% 3/15/24		2,345	2,357
Afren PLC:
6.625% 12/9/20 (f)		4,705	2,117
10.25% 4/8/19 (Reg. S)		5,545	2,578
American Energy-Permian Basin LLC/ AEPB Finance Corp.:
7.125% 11/1/20 (f)		6,295	4,800
7.375% 11/1/21 (f)		1,675	1,273
Antero Resources Corp. 5.625% 6/1/23 (f)		3,535	3,500
Calumet Specialty Products Partners LP/Calumet Finance Corp. 9.625% 8/1/20		1,055	1,192
Carrizo Oil & Gas, Inc.:
7.5% 9/15/20		7,165	7,362
8.625% 10/15/18		2,770	2,888
Chaparral Energy, Inc. 9.875% 10/1/20		1,640	1,214
Citgo Holding, Inc. 10.75% 2/15/20 (f)		5,865	6,041
Citgo Petroleum Corp. 6.25% 8/15/22 (f)		5,765	5,592
Concho Resources, Inc.:
5.5% 4/1/23		11,240	11,323
6.5% 1/15/22		5,640	5,908
CONSOL Energy, Inc. 8% 4/1/23 (f)		5,790	5,710
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.:
6% 12/15/20		5,685	5,713
6.125% 3/1/22		6,900	6,952
CVR Refining LLC/Coffeyville Finance, Inc. 6.5% 11/1/22		8,350	8,350
DTEK Finance PLC 7.875% 4/4/18 (Reg. S)		200	70
Eagle Rock Energy Partners LP/Eagle Rock Energy Finance Corp. 8.375% 6/1/19		4,715	4,291
EDC Finance Ltd. 4.875% 4/17/20 (f)		6,575	5,438
Endeavor Energy Resources LP/EER Finance, Inc. 7% 8/15/21 (f)		2,360	2,277
Energy Partners Ltd. 8.25% 2/15/18		10,030	7,422
Nonconvertible Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Energy XXI Gulf Coast, Inc. 11% 3/15/20 (f)		$ 4,945	$ 4,704
EV Energy Partners LP/EV Energy Finance Corp. 8% 4/15/19		3,303	3,005
Everest Acquisition LLC/Everest Acquisition Finance, Inc. 9.375% 5/1/20		1,575	1,650
Genesis Energy LP/Genesis Energy Finance Corp. 5.75% 2/15/21		2,050	1,978
Georgian Oil & Gas Corp. 6.875% 5/16/17 (f)		3,178	3,195
Global Partners LP/GLP Finance Corp. 6.25% 7/15/22 (f)		950	936
Goodrich Petroleum Corp. 8.875% 3/15/19		3,050	1,434
Hiland Partners LP/Finance Corp. 7.25% 10/1/20 (f)		3,220	3,470
Hilcorp Energy I LP/Hilcorp Finance Co.:
5% 12/1/24 (f)		3,550	3,337
7.625% 4/15/21 (f)		3,870	4,025
Holly Energy Partners LP/Holly Finance Corp. 6.5% 3/1/20		4,280	4,216
Jupiter Resources, Inc. 8.5% 10/1/22 (f)		6,110	5,010
KazMunaiGaz Finance Sub BV 6% 11/7/44 (f)		2,035	1,626
KazMunaiGaz National Co. 5.75% 4/30/43 (f)		3,310	2,599
Kinder Morgan, Inc.:
1.5% 3/16/22	EUR	4,100	4,425
5.625% 11/15/23 (f)		2,690	2,958
Kosmos Energy Ltd. 7.875% 8/1/21 (f)		1,910	1,762
Laredo Petroleum, Inc. 7.375% 5/1/22 (Reg. S)		5,160	5,321
Markwest Energy Partners LP/Markwest Energy Finance Corp.:
4.875% 12/1/24		5,825	5,955
5.5% 2/15/23		2,780	2,856
6.25% 6/15/22		7,439	7,774
Newfield Exploration Co.:
5.375% 1/1/26		4,840	4,889
5.625% 7/1/24		4,490	4,670
Northern Tier Energy LLC/Northern Tier Finance Corp. 7.125% 11/15/20		1,910	1,961
Nostrum Oil & Gas Finance BV 6.375% 2/14/19 (f)		4,675	4,020
Pacific Rubiales Energy Corp. 7.25% 12/12/21 (f)		14,573	9,687
Pan American Energy LLC 7.875% 5/7/21 (f)		1,750	1,816
PBF Holding Co. LLC/PBF Finance Corp. 8.25% 2/15/20		8,170	8,630
Peabody Energy Corp. 10% 3/15/22 (f)		7,745	6,854
Nonconvertible Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Pemex Project Funding Master Trust:
6.625% 6/15/35		$ 6,885	$ 7,883
8.625% 12/1/23 (e)		430	539
PetroBakken Energy Ltd. 8.625% 2/1/20 (f)		5,800	4,176
Petrobras Global Finance BV:
1.8806% 5/20/16 (l)		3,850	3,639
2.3933% 1/15/19 (l)		5,145	4,457
3% 1/15/19		2,090	1,804
3.25% 3/17/17		2,000	1,845
6.25% 3/17/24		3,550	3,347
7.25% 3/17/44		1,900	1,784
Petrobras International Finance Co. Ltd.:
5.75% 1/20/20		1,920	1,781
6.875% 1/20/40		6,580	5,978
Petroleos de Venezuela SA:
5.375% 4/12/27		6,075	1,868
5.5% 4/12/37		1,965	604
8.5% 11/2/17 (f)		45,510	30,037
9.75% 5/17/35 (f)		9,110	3,466
12.75% 2/17/22 (f)		8,030	3,717
Petroleos Mexicanos:
3.5% 1/30/23		3,645	3,559
4.875% 1/24/22		3,430	3,640
4.875% 1/18/24		3,305	3,498
5.5% 1/21/21		3,135	3,441
5.5% 6/27/44		4,145	4,181
5.5% 6/27/44 (f)		3,000	3,026
5.625% 1/23/46 (f)		1,930	1,959
6.375% 1/23/45		5,285	5,909
6.5% 6/2/41		6,460	7,316
6.625% (f)(g)		17,890	17,979
Petronas Capital Ltd.:
3.125% 3/18/22 (f)		2,030	2,045
3.5% 3/18/25 (f)		2,160	2,180
PT Pertamina Persero:
4.3% 5/20/23 (Reg S.)		500	501
4.875% 5/3/22 (f)		1,685	1,755
5.25% 5/23/21 (f)		2,230	2,373
6% 5/3/42 (f)		1,180	1,195
6.5% 5/27/41 (f)		5,440	5,841
Nonconvertible Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
QEP Resources, Inc. 5.25% 5/1/23		$ 5,080	$ 4,978
Range Resources Corp. 5% 3/15/23		7,785	7,746
Rice Energy, Inc.:
6.25% 5/1/22		2,415	2,355
7.25% 5/1/23 (f)		385	385
Rosetta Resources, Inc.:
5.625% 5/1/21		3,910	3,675
5.875% 6/1/22		4,095	3,860
RSP Permian, Inc. 6.625% 10/1/22 (f)		1,645	1,653
Sabine Pass Liquefaction LLC 5.625% 3/1/25 (f)		7,900	7,811
SemGroup Corp. 7.5% 6/15/21		3,490	3,656
Sibur Securities Ltd. 3.914% 1/31/18 (f)		5,160	4,642
Southern Star Central Corp. 5.125% 7/15/22 (f)		2,360	2,425
Sunoco LP / Sunoco Finance Corp. 6.375% 4/1/23 (f)		2,695	2,776
Teekay Corp. 8.5% 1/15/20		3,285	3,687
Teine Energy Ltd. 6.875% 9/30/22 (f)		4,205	3,827
Tennessee Gas Pipeline Co. 7.625% 4/1/37		1,550	1,993
Tesoro Corp.:
4.25% 10/1/17		2,530	2,631
5.375% 10/1/22		2,850	2,978
Tesoro Logistics LP/Tesoro Logistics Finance Corp.:
5.5% 10/15/19 (f)		2,265	2,333
5.875% 10/1/20		673	692
6.125% 10/15/21		2,290	2,359
6.25% 10/15/22 (f)		2,420	2,505
Transportadora de Gas del Sur SA 9.625% 5/14/20 (f)		9,291	9,314
W&T Offshore, Inc. 8.5% 6/15/19		4,170	2,523
Western Refining Logistics LP/WNRL Finance Co. 7.5% 2/15/23 (f)		1,635	1,668
Western Refining, Inc. 6.25% 4/1/21		7,400	7,363
Whiting Petroleum Corp.:
5% 3/15/19		2,965	2,913
5.75% 3/15/21		2,965	2,943
WPX Energy, Inc. 6% 1/15/22		6,100	5,673
YPF SA:
8.75% 4/4/24 (f)		9,120	9,331
Nonconvertible Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
YPF SA: - continued
8.875% 12/19/18 (f)		$ 9,595	$ 9,844
Zhaikmunai International BV 7.125% 11/13/19 (f)		6,340	5,437
			498,460
TOTAL ENERGY			538,335
FINANCIALS - 8.5%
Banks - 3.0%
Banco Daycoval SA 5.75% 3/19/19 (f)		305	307
Banco de Galicia y Buenos Aires SA 16% 1/1/19 (Reg. S)		1,315	1,434
Banco Nacional de Desenvolvimento Economico e Social 5.5% 7/12/20 (f)		1,735	1,805
Bank of America Corp. 1.375% 9/10/21 (Reg. S)	EUR	6,100	6,714
Bank of Ireland 1.25% 4/9/20	EUR	15,100	16,131
Bankia SA 1% 9/25/25 (Reg. S)	EUR	3,500	3,765
Banque Centrale de Tunisie 5.75% 1/30/25 (f)		3,180	3,208
BBVA Bancomer SA 6.75% 9/30/22 (f)		1,150	1,300
BBVA Paraguay SA 9.75% 2/11/16 (f)		4,055	4,262
Biz Finance PLC:
8.375% 4/27/15 (Reg. S)		2,420	1,210
8.75% 1/22/18 (State Export-Import Bank of Ukraine JSC for Biz Finance PLC)(Reg. S)		1,105	443
CIT Group, Inc.:
5% 8/15/22		7,130	7,317
5.375% 5/15/20		9,060	9,536
5.5% 2/15/19 (f)		14,780	15,371
Citigroup, Inc. 2.125% 9/10/26 (Reg. S)	EUR	8,500	9,742
Credit Agricole SA 2.625% 3/17/27 (Reg. S)	EUR	6,400	7,063
Development Bank of Philippines 8.375% (g)(l)		6,040	6,399
Export-Import Bank of Korea 6% 6/4/16 (Reg. S)	INR	123,100	1,961
Finansbank A/S:
5.5% 5/11/16 (Reg. S)		4,205	4,263
6.25% 4/30/19 (f)		1,930	1,961
Georgia Bank Joint Stock Co.:
7.75% 7/5/17 (f)		6,000	6,153
7.75% 7/5/17 (Reg. S)		900	923
GTB Finance BV:
6% 11/8/18 (f)		6,933	6,380
Nonconvertible Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
FINANCIALS - continued
Banks - continued
GTB Finance BV: - continued
7.5% 5/19/16 (f)		$ 3,355	$ 3,355
HBOS PLC 4.5% 3/18/30 (l)	EUR	800	993
HSBC Bank PLC 5% 3/20/23 (l)	GBP	5,500	8,727
HSBK BV 7.25% 5/3/17 (f)		7,545	7,583
ING Bank NV 6.125% 5/29/23 (l)	EUR	9,750	12,030
Intesa Sanpaolo SpA:
1.125% 1/14/20 (Reg. S)	EUR	6,600	7,156
1.125% 3/4/22	EUR	9,700	10,404
Itau Unibanco Holding SA:
5.125% 5/13/23 (Reg. S)		3,260	3,178
6.2% 12/21/21 (Reg. S)		2,920	3,061
JPMorgan Chase & Co. 1.875% 2/10/20 (Reg. S)	GBP	4,000	5,938
JPMorgan Chase Bank 3.5% 12/18/26	GBP	4,500	7,244
KBC Groep NV 1.875% 3/11/27 (Reg. S) (l)	EUR	8,900	9,510
Lloyds Bank PLC:
5.75% 7/9/25 (l)	GBP	5,350	8,814
6.5% 3/24/20	EUR	4,400	5,890
OJSC Russian Agricultural Bank:
6.299% 5/15/17 (Issued by RSHB Capital SA for OJSC Russian Agricultural Bank) (f)		2,830	2,780
7.75% 5/29/18 (Issued by RSHB Capital SA for OJSC Russian Agricultural Bank) (f)		2,600	2,575
Royal Bank of Scotland Group PLC 1.625% 6/25/19 (Reg. S)	EUR	7,950	8,713
RSHB Capital SA:
5.298% 12/27/17 (f)		3,365	3,172
6% 6/3/21 (f)(l)		1,460	1,177
SB Capital SA 5.5% 2/26/24 (f)(l)		6,735	5,174
Turkiye Halk Bankasi A/S 4.75% 6/4/19 (f)		1,250	1,248
Turkiye Vakiflar Bankasi TAO 6.875% 2/3/25 (f)(l)		1,925	1,879
UniCredit SpA 3.25% 1/14/21 (Reg. S)	EUR	6,600	7,941
Zenith Bank PLC 6.25% 4/22/19 (f)		7,820	7,155
			253,345
Capital Markets - 0.3%
Argos Merger Sub, Inc. 7.125% 3/15/23 (f)		5,860	6,072
Deutsche Bank AG 2.75% 2/17/25 (Reg. S)	EUR	2,000	2,207
Goldman Sachs Group, Inc. 2.875% 6/3/26 (Reg. S)	EUR	3,500	4,289
Morgan Stanley 5.375% 8/10/20	EUR	6,400	8,482
			21,050
Nonconvertible Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
FINANCIALS - continued
Consumer Finance - 2.5%
Ally Financial, Inc.:
4.125% 2/13/22		$ 7,825	$ 7,629
5.125% 9/30/24		11,775	12,143
7.5% 9/15/20		19,980	23,402
8% 3/15/20		13,572	16,185
Credito Real S.A.B. de CV 7.5% 3/13/19 (f)		2,480	2,541
Ford Credit Europe PLC 1.134% 2/10/22 (Reg. S)	EUR	5,900	6,372
General Motors Acceptance Corp. 8% 11/1/31		18,669	24,270
GMAC LLC 8% 11/1/31		56,464	70,580
Navient Corp.:
5% 10/26/20		2,765	2,713
5.875% 10/25/24		5,975	5,587
SLM Corp.:
5.5% 1/25/23		19,455	18,531
7.25% 1/25/22		11,040	11,647
8% 3/25/20		6,200	6,883
			208,483
Diversified Financial Services - 1.3%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust 4.5% 5/15/21 (f)		7,350	7,598
Caisse d'Amortissement de la Dette Sociale 0.5% 5/25/23 (Reg. S)	EUR	12,800	13,961
Cimpor Financial Operations BV 5.75% 7/17/24 (f)		2,550	2,117
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
4.875% 3/15/19		6,385	6,505
5.875% 2/1/22		16,530	17,026
6% 8/1/20		22,405	23,274
Mozambique Ematum Finance 2020 6.305% 9/11/20 (Reg. S)		2,900	2,785
MSCI, Inc. 5.25% 11/15/24 (f)		2,430	2,512
Nationwide Building Society 4.125% 3/20/23 (Reg. S) (l)	EUR	11,700	13,569
TMK Capital SA:
6.75% 4/3/20 (Reg. S)		2,450	1,891
7.75% 1/27/18		5,415	4,819
Unite (USAF) II PLC 3.374% 6/30/28	GBP	3,800	5,914
Wellcome Trust Ltd. 1.125% 1/21/27 (Reg. S)	EUR	4,500	4,932
Wendel SA 2.75% 10/2/24 (Reg. S)	EUR	3,200	3,720
			110,623
Nonconvertible Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
FINANCIALS - continued
Insurance - 0.2%
Hockey Merger Sub 2, Inc. 7.875% 10/1/21 (f)		$ 8,430	$ 8,641
NN Group NV 1% 3/18/22 (Reg. S)	EUR	3,200	3,423
Society of Lloyd's 4.75% 10/30/24	GBP	2,400	3,866
			15,930
Real Estate Investment Trusts - 0.5%
Crown Castle International Corp. 5.25% 1/15/23		7,070	7,424
CTR Partnership LP/CareTrust Capital Corp. 5.875% 6/1/21		640	653
Iron Mountain, Inc. 5.75% 8/15/24		3,250	3,291
MPT Operating Partnership LP/MPT Finance Corp.:
6.375% 2/15/22		3,670	3,974
6.875% 5/1/21		7,220	7,771
Omega Healthcare Investors, Inc. 5.875% 3/15/24		12,150	12,940
Prologis LP 3% 6/2/26	EUR	6,100	7,440
			43,493
Real Estate Management & Development - 0.6%
CBRE Group, Inc.:
5% 3/15/23		8,275	8,647
5.25% 3/15/25		4,610	4,956
Deutsche Annington Finance BV:
2.125% 7/9/22 (Reg. S)	EUR	2,558	2,929
4% (Reg. S) (g)(l)	EUR	1,800	2,042
Howard Hughes Corp. 6.875% 10/1/21 (f)		9,230	9,668
Inversiones y Representaciones SA:
8.5% 2/2/17 (Reg. S)		240	241
11.5% 7/20/20 (Reg. S)		15	17
Realogy Corp. 9% 1/15/20 (f)		3,270	3,564
Scentre Management Ltd./ RE1 Ltd. 2.25% 7/16/24 (Reg. S)	EUR	4,815	5,637
Taylor Morrison Communities, Inc./Monarch Communities, Inc.:
5.25% 4/15/21 (f)		6,295	6,232
7.75% 4/15/20 (f)		2,413	2,558
Weyerhaeuser Real Estate Co.:
4.375% 6/15/19 (f)		2,335	2,280
5.875% 6/15/24 (f)		5,630	5,503
			54,274
Nonconvertible Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
FINANCIALS - continued
Thrifts & Mortgage Finance - 0.1%
Cassa Depositi E Prestiti SpA 1.5% 4/9/25 (Reg. S)	EUR	5,800	$ 6,230
TOTAL FINANCIALS			713,428
HEALTH CARE - 2.6%
Health Care Equipment & Supplies - 0.0%
DJO Finance LLC/DJO Finance Corp. 8.75% 3/15/18		$ 1,985	2,079
Health Care Providers & Services - 1.5%
AmSurg Corp. 5.625% 7/15/22		3,800	3,886
Community Health Systems, Inc. 5.125% 8/1/21		2,650	2,730
HCA Holdings, Inc.:
4.75% 5/1/23		5,215	5,411
5.25% 4/15/25		11,820	12,766
5.875% 3/15/22		16,855	18,662
5.875% 5/1/23		6,100	6,588
6.5% 2/15/20		5,285	5,951
7.5% 2/15/22		10,195	11,890
7.75% 5/15/21		12,830	13,652
HealthSouth Corp.:
5.75% 11/1/24		5,610	5,834
8.125% 2/15/20		6,585	6,857
InVentiv Health, Inc. 11% 8/15/18 (e)(f)		795	763
Kindred Escrow Corp. II:
8% 1/15/20 (f)		3,955	4,244
8.75% 1/15/23 (f)		2,965	3,247
MPH Acquisition Holdings LLC 6.625% 4/1/22 (f)		1,850	1,917
Opal Acquisition, Inc. 8.875% 12/15/21 (f)		3,940	4,009
Sabra Health Care LP/Sabra Capital Corp.:
5.375% 6/1/23		2,650	2,802
5.5% 2/1/21		1,980	2,111
Tenet Healthcare Corp. 6.875% 11/15/31		9,855	9,116
Truven Health Analytics, Inc. 10.625% 6/1/20		3,730	3,917
			126,353
Life Sciences Tools & Services - 0.2%
Jaguar Holding Co. I 9.375% 10/15/17 pay-in-kind (f)(l)		3,920	4,008
Thermo Fisher Scientific, Inc. 2% 4/15/25	EUR	7,550	8,563
			12,571
Nonconvertible Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
HEALTH CARE - continued
Pharmaceuticals - 0.9%
Endo Finance LLC/Endo Ltd./Endo Finco, Inc. 6% 2/1/25 (f)		$ 5,445	$ 5,608
Merck KGaA:
2.625% 12/12/74 (Reg. S) (l)	EUR	2,300	2,537
3.375% 12/12/74 (Reg. S) (l)	EUR	4,600	5,321
Pinnacle Merger Sub, Inc. 9.5% 10/1/23 (f)		5,022	5,574
Valeant Pharmaceuticals International:
5.625% 12/1/21 (f)		1,395	1,416
6.75% 8/15/21 (f)		3,735	3,903
7.5% 7/15/21 (f)		3,435	3,715
VPI Escrow Corp. 6.375% 10/15/20 (f)		7,885	8,191
VRX Escrow Corp.:
5.375% 3/15/20 (f)		6,770	6,829
5.875% 5/15/23 (f)		18,355	18,814
6.125% 4/15/25 (f)		12,070	12,492
			74,400
TOTAL HEALTH CARE			215,403
INDUSTRIALS - 3.7%
Aerospace & Defense - 0.2%
Alion Science & Technology Corp. 15.25% 2/18/20 pay-in-kind		768	624
Bombardier, Inc. 6.125% 1/15/23 (f)		1,905	1,800
GenCorp, Inc. 7.125% 3/15/21		1,145	1,225
Huntington Ingalls Industries, Inc. 5% 12/15/21 (f)		2,400	2,502
KLX, Inc. 5.875% 12/1/22 (f)		10,020	9,995
Triumph Group, Inc. 4.875% 4/1/21		4,250	4,154
			20,300
Air Freight & Logistics - 0.1%
XPO Logistics, Inc. 7.875% 9/1/19 (f)		4,800	5,082
Airlines - 0.6%
Air Canada:
5.375% 11/15/22 (f)		1,362	1,423
7.75% 4/15/21 (f)		3,450	3,692
Allegiant Travel Co. 5.5% 7/15/19		1,170	1,205
Aviation Capital Group Corp. 4.625% 1/31/18 (f)		3,026	3,156
Continental Airlines, Inc.:
pass-thru trust certificates 6.903% 4/19/22		659	701
6.125% 4/29/18		1,470	1,551
Nonconvertible Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
INDUSTRIALS - continued
Airlines - continued
Continental Airlines, Inc.: - continued
7.25% 11/10/19		$ 3,501	$ 4,044
Delta Air Lines, Inc. pass-thru trust certificates:
6.821% 8/10/22		6,771	7,948
8.021% 8/10/22		2,282	2,647
Hawaiian Airlines pass-thru certificates Series 2013-1 Class B, 4.95% 1/15/22		2,041	2,000
Northwest Airlines, Inc. pass-thru trust certificates:
7.027% 11/1/19		1,562	1,811
8.028% 11/1/17		416	467
U.S. Airways Group, Inc. 6.125% 6/1/18		6,295	6,625
U.S. Airways pass-thru certificates:
Series 2011-1 Class A, 7.125% 4/22/25		3,896	4,607
Series 2012-2 Class B, 6.75% 12/3/22		1,472	1,589
Series 2013-1 Class B, 5.375% 5/15/23		1,954	2,037
United Air Lines, Inc. pass-thru trust certificates 9.75% 1/15/17		3,597	3,993
United Continental Holdings, Inc. 6.375% 6/1/18		825	873
			50,369
Building Products - 0.0%
Shea Homes Ltd. Partnershp/Corp.:
5.875% 4/1/23 (f)		1,225	1,246
6.125% 4/1/25 (f)		1,225	1,234
			2,480
Commercial Services & Supplies - 0.6%
ADT Corp. 6.25% 10/15/21		11,615	12,370
APX Group, Inc.:
6.375% 12/1/19		3,545	3,527
8.75% 12/1/20		4,650	4,290
Bakercorp International, Inc. 8.25% 6/1/19		765	664
Cenveo Corp. 6% 8/1/19 (f)		2,285	2,142
Clean Harbors, Inc.:
5.125% 6/1/21		2,595	2,640
5.25% 8/1/20		2,915	2,981
Covanta Holding Corp.:
5.875% 3/1/24		2,775	2,872
7.25% 12/1/20		4,475	4,755
Garda World Security Corp. 7.25% 11/15/21 (f)		1,655	1,626
Nonconvertible Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
INDUSTRIALS - continued
Commercial Services & Supplies - continued
R.R. Donnelley & Sons Co.:
6% 4/1/24		$ 1,725	$ 1,781
7% 2/15/22		2,955	3,258
7.875% 3/15/21		4,240	4,851
TMS International Corp. 7.625% 10/15/21 (f)		825	825
			48,582
Construction & Engineering - 0.1%
AECOM Technology Corp.:
5.75% 10/15/22 (f)		2,000	2,070
5.875% 10/15/24 (f)		1,715	1,801
Cementos Progreso Trust 7.125% 11/6/23 (f)		1,670	1,774
MasTec, Inc. 4.875% 3/15/23		4,485	4,193
Odebrecht Finance Ltd. 4.375% 4/25/25 (f)		1,905	1,591
			11,429
Electrical Equipment - 0.1%
Sensata Technologies BV:
4.875% 10/15/23 (f)		2,140	2,199
5% 10/1/25 (f)		3,860	3,913
			6,112
Machinery - 0.1%
Schaeffler Finance BV 4.75% 5/15/21 (f)		4,180	4,222
Terex Corp. 6% 5/15/21		4,045	4,146
			8,368
Marine - 0.2%
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S., Inc. 8.125% 11/15/21 (f)		4,485	4,507
Navios Maritime Holdings, Inc. 7.375% 1/15/22 (f)		4,945	4,611
Navios South American Logistics, Inc./Navios Logistics Finance U.S., Inc. 7.25% 5/1/22 (f)		3,645	3,536
Ultrapetrol (Bahamas) Ltd. 8.875% 6/15/21		2,790	2,644
			15,298
Road & Rail - 0.0%
JSC Georgian Railway 7.75% 7/11/22 (f)		1,490	1,595
Trading Companies & Distributors - 1.6%
Ahern Rentals, Inc. 9.5% 6/15/18 (f)		1,020	1,080
Aircastle Ltd.:
4.625% 12/15/18		2,960	3,078
5.5% 2/15/22		3,785	4,026
Nonconvertible Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
INDUSTRIALS - continued
Trading Companies & Distributors - continued
Aircastle Ltd.: - continued
6.25% 12/1/19		$ 4,985	$ 5,480
7.625% 4/15/20		3,275	3,766
Ashtead Capital, Inc. 5.625% 10/1/24 (f)		3,925	4,082
International Lease Finance Corp.:
3.875% 4/15/18		6,065	6,156
4.625% 4/15/21		5,675	5,874
5.875% 4/1/19		16,845	18,277
5.875% 8/15/22		4,705	5,223
6.25% 5/15/19		17,040	18,616
7.125% 9/1/18 (f)		8,855	9,940
8.25% 12/15/20		11,050	13,453
8.625% 1/15/22		18,890	23,943
NES Rentals Holdings, Inc. 7.875% 5/1/18 (f)		1,290	1,303
United Rentals North America, Inc. 8.375% 9/15/20		6,305	6,780
			131,077
Transportation Infrastructure - 0.1%
Aeropuertos Argentina 2000 SA:
10.75% 12/1/20 (f)		5,621	5,897
10.75% 12/1/20 (Reg. S)		161	169
Heathrow Funding Ltd. 1.5% 2/11/30	EUR	6,500	6,927
			12,993
TOTAL INDUSTRIALS			313,685
INFORMATION TECHNOLOGY - 2.2%
Communications Equipment - 0.5%
Alcatel-Lucent U.S.A., Inc.:
6.75% 11/15/20 (f)		6,510	6,933
8.875% 1/1/20 (f)		2,265	2,469
Banglalink Digital Communications Ltd. 8.625% 5/6/19 (f)		4,860	4,982
Brocade Communications Systems, Inc. 4.625% 1/15/23		2,840	2,833
Lucent Technologies, Inc.:
6.45% 3/15/29		15,605	15,761
6.5% 1/15/28		6,600	6,666
			39,644
Nonconvertible Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - 0.1%
Flextronics International Ltd.:
4.625% 2/15/20		$ 4,075	$ 4,274
5% 2/15/23		2,125	2,226
Jabil Circuit, Inc. 4.7% 9/15/22		2,270	2,349
			8,849
Internet Software & Services - 0.2%
Bankrate, Inc. 6.125% 8/15/18 (f)		1,075	1,062
CyrusOne LP/CyrusOne Finance Corp. 6.375% 11/15/22		3,060	3,251
j2 Global, Inc. 8% 8/1/20		2,970	3,208
VeriSign, Inc.:
4.625% 5/1/23		3,740	3,731
5.25% 4/1/25 (f)		3,790	3,866
			15,118
IT Services - 0.3%
Audatex North America, Inc.:
6% 6/15/21 (f)		7,770	8,217
6.125% 11/1/23 (f)		1,150	1,216
CDW LLC/CDW Finance Corp. 5% 9/1/23		3,805	3,862
Ceridian HCM Holding, Inc. 11% 3/15/21 (f)		2,010	2,080
First Data Corp.:
11.25% 1/15/21		2,174	2,473
11.75% 8/15/21		8,089	9,353
			27,201
Semiconductors & Semiconductor Equipment - 0.6%
Advanced Micro Devices, Inc. 7% 7/1/24		4,050	3,493
Entegris, Inc. 6% 4/1/22 (f)		1,150	1,199
Infineon Technologies AG 1.5% 3/10/22 (Reg. S)	EUR	4,200	4,529
Micron Technology, Inc.:
5.25% 8/1/23 (f)		1,545	1,572
5.5% 2/1/25 (f)		10,210	10,287
5.875% 2/15/22		2,320	2,449
NXP BV/NXP Funding LLC:
3.75% 6/1/18 (f)		4,740	4,835
5.75% 2/15/21 (f)		4,280	4,526
5.75% 3/15/23 (f)		10,740	11,411
STATS ChipPAC Ltd. 4.5% 3/20/18 (f)		1,950	1,940
			46,241
Nonconvertible Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - 0.4%
Activision Blizzard, Inc.:
5.625% 9/15/21 (f)		$ 21,060	$ 22,429
6.125% 9/15/23 (f)		5,865	6,393
Infor Software Parent LLC/Infor Software Parent, Inc. 7.125% 5/1/21 pay-in-kind (f)(l)		1,700	1,684
Nuance Communications, Inc. 5.375% 8/15/20 (f)		2,085	2,106
Sophia Holding Finance LP/Sophia Holding Finance, Inc. 9.625% 12/1/18 pay-in-kind (f)(l)		2,965	2,995
			35,607
Technology Hardware, Storage & Peripherals - 0.1%
Project Homestake Merger Corp. 8.875% 3/1/23 (f)		2,110	2,115
Seagate HDD Cayman 4.75% 6/1/23		8,390	8,818
			10,933
TOTAL INFORMATION TECHNOLOGY			183,593
MATERIALS - 3.8%
Chemicals - 1.4%
Albemarle Corp. U.S. 1.875% 12/8/21 (Reg. S)	EUR	9,000	9,928
Chemtura Corp. 5.75% 7/15/21		1,960	1,987
Hexion U.S. Finance Corp. 6.625% 4/15/20		5,000	4,575
LSB Industries, Inc. 7.75% 8/1/19		1,415	1,475
Momentive Performance Materials, Inc.:
3.88% 10/24/21		37,507	33,194
4.69% 4/24/22		12,150	9,659
Nufarm Australia Ltd. 6.375% 10/15/19 (f)		1,725	1,747
OCP SA 5.625% 4/25/24 (f)		1,140	1,240
PetroLogistics LP/PetroLogistics Finance Corp. 6.25% 4/1/20		2,880	3,085
Platform Specialty Products Corp. 6.5% 2/1/22 (f)		2,960	3,093
PolyOne Corp.:
5.25% 3/15/23		2,630	2,729
7.375% 9/15/20		1,645	1,735
Rain CII Carbon LLC/CII Carbon Corp.:
8% 12/1/18 (f)		3,110	2,955
8.25% 1/15/21 (f)		1,585	1,478
Nonconvertible Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
MATERIALS - continued
Chemicals - continued
Rentech Nitrogen Partners LP/Rentech Nitrogen Finance Corp. 6.5% 4/15/21 (f)		$ 1,810	$ 1,756
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp.:
7.375% 2/1/20 (f)		1,525	1,563
7.375% 2/1/20 (f)		2,095	2,147
TPC Group, Inc. 8.75% 12/15/20 (f)		6,250	5,719
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. 8.75% 2/1/19		7,663	8,084
U.S. Coatings Acquisition, Inc./Flash Dutch 2 BV 7.375% 5/1/21 (f)		2,085	2,241
W.R. Grace & Co. - Conn:
5.125% 10/1/21 (f)		11,663	12,100
5.625% 10/1/24 (f)		2,555	2,727
			115,217
Construction Materials - 0.1%
CEMEX Finance LLC:
6% 4/1/24 (f)		1,350	1,347
9.375% 10/12/22 (f)		2,120	2,406
Prince Mineral Holding Corp. 11.5% 12/15/19 (f)		1,435	1,388
Rearden G Holdings Eins GmbH 7.875% 3/30/20 (f)		2,680	2,358
			7,499
Containers & Packaging - 0.6%
Ardagh Finance Holdings SA 8.625% 6/15/19 pay-in-kind (f)(l)		10,861	11,040
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc.:
6% 6/30/21 (f)		2,530	2,486
6.25% 1/31/19 (f)		2,135	2,146
6.75% 1/31/21 (f)		4,430	4,485
7% 11/15/20 (f)		452	452
Beverage Packaging Holdings II SA (Luxembourg):
5.625% 12/15/16 (f)		4,700	4,718
6% 6/15/17 (f)		2,370	2,376
Consolidated Container Co. LLC/Consolidated Container Capital, Inc. 10.125% 7/15/20 (f)		1,770	1,540
Crown Cork & Seal, Inc.:
7.375% 12/15/26		5,240	6,000
7.5% 12/15/96		4,010	3,850
Graphic Packaging International, Inc. 4.75% 4/15/21		1,325	1,378
Nonconvertible Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
MATERIALS - continued
Containers & Packaging - continued
Sealed Air Corp. 5.25% 4/1/23 (f)		$ 2,170	$ 2,262
Silgan Holdings, Inc. 5% 4/1/20		8,430	8,662
Tekni-Plex, Inc. 9.75% 6/1/19 (f)		2,359	2,536
			53,931
Metals & Mining - 1.6%
Aleris International, Inc. 6% 6/1/20 (f)		30	30
Alrosa Finance SA 7.75% 11/3/20 (f)		2,110	2,100
Cliffs Natural Resources, Inc.:
7.75% 3/31/20 (f)		7,061	5,013
8.25% 3/31/20 (f)		2,895	2,721
Compania Minera Ares SAC 7.75% 1/23/21 (f)		2,560	2,531
Edgen Murray Corp. 8.75% 11/1/20 (f)		3,286	3,574
Essar Steel Algoma, Inc. 9.5% 11/15/19 (f)		3,370	2,923
EVRAZ Group SA:
6.5% 4/22/20 (f)		4,885	4,289
9.5% 4/24/18 (Reg. S)		8,380	8,519
Evraz, Inc. NA Canada 7.5% 11/15/19 (f)		4,980	4,818
Ferrexpo Finance PLC:
7.875% 4/7/16 (f)		70	56
10.375% 4/7/19 (f)		4,691	3,706
First Quantum Minerals Ltd.:
6.75% 2/15/20 (f)		5,866	5,426
7% 2/15/21 (f)		5,199	4,796
7.25% 5/15/22 (f)		5,410	4,991
Gold Fields Orogen Holding BVI Ltd.:
4.875% 10/7/20 (f)		4,790	4,248
4.875% 10/7/20 (Reg. S)		450	399
GTL Trade Finance, Inc. 5.893% 4/29/24 (f)		3,075	2,956
Metalloinvest Finance Ltd. 5.625% 4/17/20 (f)		1,675	1,502
Metinvest BV:
8.75% 2/14/18 (Reg. S)		395	162
10.5% 11/28/17 (f)		9,037	4,067
10.5% 11/28/17 (Reg. S)		262	118
Mirabela Nickel Ltd. 1% 4/15/44 (f)		13	0
Murray Energy Corp.:
8.625% 6/15/21 (f)		7,220	7,545
9.5% 12/5/20 (f)		9,525	10,668
New Gold, Inc. 7% 4/15/20 (f)		1,295	1,331
Nord Gold NV 6.375% 5/7/18 (f)		5,042	4,777
Nonconvertible Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
MATERIALS - continued
Metals & Mining - continued
Polyus Gold International Ltd.:
5.625% 4/29/20 (f)		$ 8,920	$ 8,151
5.625% 4/29/20 (Reg. S)		500	457
Ryerson, Inc./Joseph T Ryerson & Son, Inc.:
9% 10/15/17		5,985	6,045
11.25% 10/15/18		6,052	6,143
Southern Copper Corp.:
6.75% 4/16/40		155	165
7.5% 7/27/35		3,445	3,929
Steel Dynamics, Inc.:
5.125% 10/1/21 (f)		1,175	1,182
5.25% 4/15/23		1,540	1,559
5.5% 10/1/24 (f)		2,940	2,980
Vale Overseas Ltd. 6.875% 11/21/36		1,920	1,857
Vedanta Resources PLC 6.75% 6/7/16 (f)		3,000	2,987
Walter Energy, Inc. 9.5% 10/15/19 (f)		5,355	3,213
			131,934
Paper & Forest Products - 0.1%
Boise Cascade Co. 6.375% 11/1/20		1,200	1,263
Mercer International, Inc.:
7% 12/1/19		2,755	2,851
7.75% 12/1/22		4,955	5,252
NewPage Corp.:
0% 5/1/12 (c)(l)		2,460	0
11.375% 12/31/14 (c)		3,832	0
Sino-Forest Corp. 6.25% 10/21/17 (c)(f)		4,925	0
			9,366
TOTAL MATERIALS			317,947
TELECOMMUNICATION SERVICES - 4.7%
Diversified Telecommunication Services - 1.3%
Altice Financing SA:
6.5% 1/15/22 (f)		9,695	9,949
6.625% 2/15/23 (f)		7,355	7,576
7.875% 12/15/19 (f)		4,110	4,357
Altice Finco SA:
8.125% 1/15/24 (f)		7,845	8,301
9.875% 12/15/20 (f)		4,825	5,344
Nonconvertible Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Citizens Communications Co.:
7.875% 1/15/27		$ 2,505	$ 2,549
9% 8/15/31		3,545	3,793
Consolidated Communications, Inc. 10.875% 6/1/20		2,085	2,356
FairPoint Communications, Inc. 8.75% 8/15/19 (f)		4,250	4,484
Frontier Communications Corp. 8.5% 4/15/20		10,775	12,095
GCI, Inc. 6.875% 4/15/25 (f)		3,760	3,788
Indosat Palapa Co. BV 7.375% 7/29/20 (f)		3,045	3,182
Level 3 Communications, Inc.:
5.75% 12/1/22		4,165	4,277
8.875% 6/1/19		1,410	1,484
Lynx I Corp. 5.375% 4/15/21 (f)		2,750	2,881
Lynx II Corp. 6.375% 4/15/23 (f)		1,555	1,656
Qtel International Finance Ltd. 5% 10/19/25 (f)		1,925	2,135
Sprint Capital Corp.:
6.875% 11/15/28		13,510	12,395
8.75% 3/15/32		6,752	6,971
TDC A/S 3.75% 3/2/22	EUR	900	1,137
U.S. West Communications:
6.875% 9/15/33		2,265	2,273
7.25% 9/15/25		420	488
7.25% 10/15/35		1,205	1,248
UPCB Finance IV Ltd. 5.375% 1/15/25 (f)(h)		4,110	4,110
Virgin Media Finance PLC 4.875% 2/15/22		4,640	4,431
Wind Acquisition Finance SA 4.75% 7/15/20 (f)		1,745	1,749
			115,009
Wireless Telecommunication Services - 3.4%
America Movil S.A.B. de CV 6.45% 12/5/22	MXN	59,400	3,754
Digicel Group Ltd.:
6% 4/15/21 (f)		24,675	23,441
6.75% 3/1/23 (f)		1,680	1,628
7% 2/15/20 (f)		2,850	2,907
7.125% 4/1/22 (f)		39,460	36,106
8.25% 9/1/17 (f)		6,910	7,053
8.25% 9/30/20 (f)		42,880	42,944
8.25% 9/30/20 (Reg. S)		1,900	1,903
Intelsat Jackson Holdings SA 6.625% 12/15/22 (Reg. S)		15,090	14,562
Millicom International Cellular SA:
4.75% 5/22/20 (f)		4,125	4,038
6% 3/15/25 (f)		3,355	3,342
Nonconvertible Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
MTS International Funding Ltd. 8.625% 6/22/20 (f)		$ 8,320	$ 8,716
NII International Telecom S.C.A.:
7.875% 8/15/19 (c)(f)		3,760	3,487
11.375% 8/15/19 (c)(f)		2,180	2,071
Pacnet Ltd. 9% 12/12/18 (f)		265	297
Sprint Corp. 7.125% 6/15/24		1,382	1,347
T-Mobile U.S.A., Inc.:
6% 3/1/23		6,860	7,029
6.125% 1/15/22		6,915	7,131
6.25% 4/1/21		13,563	14,106
6.375% 3/1/25		11,780	12,156
6.5% 1/15/24		21,495	22,462
6.625% 4/1/23		17,880	18,707
6.633% 4/28/21		6,470	6,777
6.731% 4/28/22		4,205	4,426
6.836% 4/28/23		4,925	5,184
TBG Global Pte. Ltd. 4.625% 4/3/18 (Reg. S)		1,450	1,494
Telemovil Finance Co. Ltd. 8% 10/1/17 (f)		9,288	9,660
Vimpel Communications 9.125% 4/30/18 (Reg. S) (Issued by VIP Finance Ireland Ltd. for Vimpel Communications)		1,925	2,020
Vimpel Communications OJSC 7.748% 2/2/21 (Issued by VIP Finance Ireland Ltd. for Vimpel Communications) (f)		12,140	11,942
VimpelCom Holdings BV:
9% 2/13/18 (f)	RUB	56,100	852
9% 2/13/18 (Reg S.)	RUB	218,705	3,322
			284,864
TOTAL TELECOMMUNICATION SERVICES			399,873
UTILITIES - 1.8%
Electric Utilities - 0.6%
Comision Federal de Electricid 5.75% 2/14/42 (f)		1,350	1,499
Energy Future Intermediate Holding Co. LLC/Energy Future Intermediate Holding Finance, Inc.:
11% 10/1/21 (c)		21,403	22,794
11.75% 3/1/22 (c)(f)		19,812	21,744
Nonconvertible Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
UTILITIES - continued
Electric Utilities - continued
Mirant Americas Generation LLC 9.125% 5/1/31		$ 3,565	$ 3,295
RJS Power Holdings LLC 5.125% 7/15/19 (f)		3,915	3,856
			53,188
Gas Utilities - 0.3%
Intergas Finance BV 6.375% 5/14/17 (Reg. S)		1,875	1,851
Southern Natural Gas Co.:
7.35% 2/15/31		8,245	9,759
8% 3/1/32		6,000	7,463
Star Gas Partners LP/Star Gas Finance Co. 8.875% 12/1/17		2,210	2,298
Suburban Propane Partners LP/Suburban Energy Finance Corp. 7.375% 8/1/21		2,371	2,549
			23,920
Independent Power and Renewable Electricity Producers - 0.9%
Calpine Corp. 7.875% 1/15/23 (f)		4,253	4,700
Energy Future Holdings Corp.:
10.875% 11/1/17 (c)		9,438	11,137
11.25% 11/1/17 pay-in-kind (c)(l)		7,535	8,891
Listrindo Capital BV 6.95% 2/21/19 (Reg. S)		1,625	1,714
TerraForm Power Operating LLC 5.875% 2/1/23 (f)		2,385	2,474
The AES Corp.:
4.875% 5/15/23		4,715	4,597
5.5% 3/15/24		2,355	2,349
TXU Corp.:
5.55% 11/15/14 (c)		1,623	1,558
6.5% 11/15/24 (c)		13,610	13,066
6.55% 11/15/34 (c)		26,380	25,325
			75,811
TOTAL UTILITIES			152,919
TOTAL NONCONVERTIBLE BONDS (Cost $3,592,798)			3,644,458
U.S. Government and Government Agency Obligations - 17.1%
		Principal Amount (000s) (d)	Value (000s)
U.S. Government Agency Obligations - 0.3%
Federal Home Loan Bank 1% 6/21/17		$ 7,560	$ 7,608
Tennessee Valley Authority:
1.75% 10/15/18		12,807	13,048
5.25% 9/15/39		968	1,268
5.375% 4/1/56		3,004	4,039
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS			25,963
U.S. Treasury Inflation-Protected Obligations - 0.4%
U.S. Treasury Inflation-Indexed Bonds:
0.75% 2/15/45		20,611	20,886
1.375% 2/15/44		10,591	12,495
TOTAL U.S. TREASURY INFLATION-PROTECTED OBLIGATIONS			33,381
U.S. Treasury Obligations - 15.6%
U.S. Treasury Bonds:
2.5% 2/15/45		25,928	25,705
3.625% 2/15/44		80,452	98,431
4.25% 5/15/39		4,500	5,946
5.25% 2/15/29		10,732	14,682
5.375% 2/15/31		27,653	39,256
6.125% 8/15/29 (j)		3,900	5,795
7.5% 11/15/16		6,120	6,814
7.875% 2/15/21		5,350	7,267
9.875% 11/15/15 (k)		7,956	8,431
U.S. Treasury Notes:
0.25% 7/15/15		18,806	18,812
0.25% 4/15/16		3,303	3,301
0.25% 5/15/16		14,408	14,394
0.375% 1/15/16		69,337	69,407
0.375% 10/31/16		5,000	4,993
0.5% 2/28/17		2,886	2,884
0.5% 7/31/17		5,462	5,441
0.625% 8/15/16		27,251	27,328
0.625% 12/31/16		33,302	33,380
0.625% 2/15/17		5,000	5,007
0.75% 6/30/17		23,999	24,044
0.875% 1/31/17		1,933	1,945
0.875% 4/30/17		12,834	12,905
0.875% 5/15/17		13,242	13,316
0.875% 8/15/17		36,906	37,070
U.S. Government and Government Agency Obligations - continued
		Principal Amount (000s) (d)	Value (000s)
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
0.875% 1/31/18		$ 9,114	$ 9,121
0.875% 7/31/19		22,402	22,040
1% 9/30/16		52,713	53,162
1% 10/31/16		37,768	38,096
1% 2/15/18		1,184	1,189
1% 3/15/18		3,452	3,464
1% 5/31/18		25,816	25,842
1.375% 7/31/18		5,497	5,561
1.375% 9/30/18		10,550	10,660
1.375% 2/28/19		38,974	39,263
1.375% 3/31/20		3,000	3,000
1.5% 12/31/18		5,994	6,073
1.5% 1/31/19		40,481	41,000
1.5% 1/31/22		30,296	29,901
1.625% 4/30/19		47,333	48,110
1.625% 6/30/19		40,515	41,145
1.75% 7/31/15		11,577	11,640
1.75% 9/30/19		47,073	47,970
1.75% 3/31/22		6,000	6,015
1.875% 9/30/17		27,900	28,680
1.875% 10/31/17		3,876	3,987
2% 5/31/21		22,000	22,497
2% 2/15/25		16,500	16,604
2.125% 6/30/21		10,000	10,297
2.25% 3/31/21		58,407	60,638
2.25% 4/30/21		53,073	55,092
2.25% 11/15/24		6,000	6,168
2.375% 7/31/17		1,976	2,054
2.375% 6/30/18		23,941	24,994
2.375% 8/15/24		61,763	64,200
2.75% 11/30/16		10,000	10,378
3.125% 1/31/17		5,973	6,256
3.5% 2/15/18		15,195	16,333
4.5% 5/15/17		48,040	51,985
TOTAL U.S. TREASURY OBLIGATIONS			1,309,969
U.S. Government and Government Agency Obligations - continued
		Principal Amount (000s) (d)	Value (000s)
Other Government Related - 0.8%
National Credit Union Administration Guaranteed Notes:
Series 2010-A1 Class A, 0.5279% 12/7/20 (NCUA Guaranteed) (l)		$ 1,881	$ 1,883
Series 2011-R1 Class 1A, 0.621% 1/8/20 (NCUA Guaranteed) (l)		3,993	4,013
Series 2011-R4 Class 1A, 0.551% 3/6/20 (NCUA Guaranteed) (l)		1,599	1,602
National Credit Union Administration Guaranteed Notes Master Trust:
1.4% 6/12/15 (NCUA Guaranteed)		3,270	3,277
2.35% 6/12/17 (NCUA Guaranteed)		28,700	29,740
3.45% 6/12/21 (NCUA Guaranteed)		23,400	25,429
TOTAL OTHER GOVERNMENT RELATED			65,944
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $1,394,311)			1,435,257
U.S. Government Agency - Mortgage Securities - 1.1%

Fannie Mae - 0.2%
1.865% 10/1/35 (l)		21	22
1.915% 11/1/33 (l)		47	49
1.925% 9/1/33 (l)		413	434
1.925% 11/1/35 (l)		346	365
2.053% 6/1/36 (l)		39	42
2.057% 1/1/35 (l)		197	207
2.142% 9/1/36 (l)		90	96
2.19% 3/1/37 (l)		23	24
2.236% 3/1/33 (l)		96	101
2.27% 6/1/47 (l)		130	139
2.274% 11/1/36 (l)		38	41
2.317% 7/1/35 (l)		152	162
2.362% 2/1/37 (l)		431	461
2.372% 5/1/36 (l)		43	46
2.503% 2/1/36 (l)		54	57
2.512% 4/1/36 (l)		289	309
2.542% 6/1/42 (l)		342	355
2.691% 2/1/42 (l)		2,080	2,172
2.696% 8/1/35 (l)		624	668
U.S. Government Agency - Mortgage Securities - continued
		Principal Amount (000s) (d)	Value (000s)
Fannie Mae - continued
2.764% 1/1/42 (l)		$ 1,831	$ 1,912
2.96% 11/1/40 (l)		207	218
2.982% 9/1/41 (l)		228	239
3.059% 10/1/41 (l)		111	117
3.234% 7/1/41 (l)		391	413
3.311% 10/1/41 (l)		193	204
3.558% 7/1/41 (l)		377	398
5% 2/1/22 to 4/1/22		57	62
5.5% 10/1/20 to 1/1/29		3,660	4,002
6% 6/1/16 to 10/1/16		15	15
6.5% 12/1/15 to 8/1/36		4,462	5,226
TOTAL FANNIE MAE			18,556
Freddie Mac - 0.2%
1.82% 3/1/35 (l)		100	104
1.825% 3/1/37 (l)		16	17
1.852% 1/1/36 (l)		84	88
2.022% 2/1/37 (l)		48	51
2.05% 6/1/37 (l)		28	29
2.06% 1/1/37 (l)		241	256
2.095% 8/1/37 (l)		69	73
2.1% 7/1/35 (l)		142	152
2.121% 5/1/37 (l)		68	72
2.16% 6/1/33 (l)		237	252
2.314% 10/1/35 (l)		140	148
2.333% 4/1/37 (l)		83	89
2.346% 10/1/36 (l)		327	347
2.375% 5/1/37 (l)		64	69
2.385% 5/1/37 (l)		846	905
2.385% 5/1/37 (l)		422	449
2.408% 10/1/42 (l)		2,310	2,433
2.415% 6/1/37 (l)		245	262
2.448% 6/1/37 (l)		52	55
2.49% 9/1/35 (l)		56	60
2.506% 2/1/36 (l)		6	6
2.545% 7/1/36 (l)		88	94
2.595% 4/1/37 (l)		8	8
2.673% 7/1/35 (l)		215	230
3.078% 9/1/41 (l)		2,171	2,280
3.114% 10/1/35 (l)		48	52
3.23% 9/1/41 (l)		246	259
U.S. Government Agency - Mortgage Securities - continued
		Principal Amount (000s) (d)	Value (000s)
Freddie Mac - continued
3.241% 4/1/41 (l)		$ 238	$ 251
3.298% 6/1/41 (l)		286	301
3.468% 5/1/41 (l)		271	288
3.626% 6/1/41 (l)		387	409
3.705% 5/1/41 (l)		323	342
6% 1/1/24		1,232	1,367
6.5% 3/1/16 to 3/1/22		517	565
TOTAL FREDDIE MAC			12,363
Ginnie Mae - 0.7%
4.3% 8/20/61 (q)		2,864	3,046
4.53% 10/20/62 (q)		3,033	3,330
4.55% 5/20/62 (q)		18,023	19,597
4.626% 3/20/62 (q)		3,860	4,188
4.649% 2/20/62 (q)		2,013	2,184
4.65% 3/20/62 (q)		3,448	3,748
4.682% 2/20/62 (q)		2,594	2,811
4.684% 1/20/62 (q)		12,244	13,262
5.47% 8/20/59 (q)		1,235	1,288
5.5% 11/15/35		1,671	1,911
5.612% 4/20/58 (q)		1,140	1,168
6% 6/15/36		3,519	4,091
TOTAL GINNIE MAE			60,624
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $89,134)			91,543
Collateralized Mortgage Obligations - 2.4%

U.S. Government Agency - 2.4%
Fannie Mae:
floater:
Series 2008-76 Class EF, 0.6738% 9/25/23 (l)		427	429
Series 2010-15 Class FJ, 1.1038% 6/25/36 (l)		4,287	4,363
Series 2010-86 Class FE, 0.6238% 8/25/25 (l)		504	508
planned amortization class:
Series 2002-9 Class PC, 6% 3/25/17		11	11
Series 2003-70 Class BJ, 5% 7/25/33		453	506
Series 2005-19 Class PA, 5.5% 7/25/34		1,516	1,656
Collateralized Mortgage Obligations - continued
		Principal Amount (000s) (d)	Value (000s)
U.S. Government Agency - continued
Fannie Mae: - continued
planned amortization class: - continued
Series 2005-27 Class NE, 5.5% 5/25/34		$ 1,591	$ 1,663
Series 2005-52 Class PB, 6.5% 12/25/34		53	54
Series 2005-64 Class PX, 5.5% 6/25/35		1,455	1,603
Series 2005-68 Class CZ, 5.5% 8/25/35		3,480	3,943
Series 2010-118 Class PB, 4.5% 10/25/40		3,010	3,280
Series 2011-117 Class PF, 0.5238% 7/25/39 (l)		2,943	2,959
sequential payer:
Series 2002-57 Class BD, 5.5% 9/25/17		43	45
Series 2003-117 Class MD, 5% 12/25/23		918	1,004
Series 2004-91 Class Z, 5% 12/25/34		3,975	4,446
Series 2005-117 Class JN, 4.5% 1/25/36		735	808
Series 2005-14 Class ZB, 5% 3/25/35		1,455	1,630
Series 2006-72 Class CY, 6% 8/25/26		1,287	1,433
Series 2009-59 Class HB, 5% 8/25/39		2,007	2,244
Series 2009-85 Class IB, 4.5% 8/25/24 (n)		286	23
Series 2009-93 Class IC, 4.5% 9/25/24 (n)		437	32
Series 2010-139 Class NI, 4.5% 2/25/40 (n)		2,632	382
Series 2010-39 Class FG, 1.0938% 3/25/36 (l)		2,647	2,712
Series 2010-97 Class CI, 4.5% 8/25/25 (n)		943	68
Series 2011-67 Class AI, 4% 7/25/26 (n)		757	91
Freddie Mac:
floater:
Series 2630 Class FL, 0.6745% 6/15/18 (l)		12	12
Series 2711 Class FC, 1.0745% 2/15/33 (l)		1,592	1,621
Series 3830 Class FD, 0.5345% 3/15/41 (l)		3,672	3,695
floater planned amortization class Series 2770 Class FH, 0.5745% 3/15/34 (l)		1,676	1,688
planned amortization class:
Series 2006-3245 Class ME, 5.5% 6/15/35		313	314
Series 2101 Class PD, 6% 11/15/28		53	59
Series 2376 Class JE, 5.5% 11/15/16		35	36
Series 2381 Class OG, 5.5% 11/15/16		18	18
Series 2425 Class JH, 6% 3/15/17		55	57
Series 2672 Class MG, 5% 9/15/23		3,063	3,339
Series 2996 Class MK, 5.5% 6/15/35		156	176
Series 3415 Class PC, 5% 12/15/37		704	765
Series 3763 Class QA, 4% 4/15/34		1,545	1,619
planned amortization class sequential payer Series 2005-2963 Class VB, 5% 11/15/34		3,023	3,133
Collateralized Mortgage Obligations - continued
		Principal Amount (000s) (d)	Value (000s)
U.S. Government Agency - continued
Freddie Mac: - continued
planned amotization class Series 2006-3 Class FB, 0.4738% 7/25/35 (l)		$ 5,232	$ 5,257
sequential payer:
Series 2004-2802 Class ZG, 5.5% 5/15/34		6,144	6,984
Series 2303 Class ZV, 6% 4/15/31		133	147
Series 2877 Class ZD, 5% 10/15/34		4,630	5,169
Series 4181 Class LA, 3% 3/15/37		3,762	3,911
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2007-59 Class FC, 0.6735% 7/20/37 (l)		860	867
Series 2008-2 Class FD, 0.6535% 1/20/38 (l)		216	218
Series 2008-73 Class FA, 1.0335% 8/20/38 (l)		1,303	1,328
Series 2008-83 Class FB, 1.076% 9/20/38 (l)		1,305	1,332
Series 2009-108 Class CF, 0.7745% 11/16/39 (l)		1,032	1,042
Series 2009-116 Class KF, 0.7045% 12/16/39 (l)		825	832
Series 2010-9 Class FA, 0.6945% 1/16/40 (l)		1,346	1,358
Series 2010-H17 Class FA, 0.4978% 7/20/60 (l)(q)		4,517	4,496
Series 2010-H18 Class AF, 0.4675% 9/20/60 (l)(q)		5,137	5,106
Series 2010-H19 Class FG, 0.4675% 8/20/60 (l)(q)		6,271	6,233
Series 2010-H27 Series FA, 0.5513% 12/20/60 (l)(q)		1,953	1,947
Series 2011-H05 Class FA, 0.6713% 12/20/60 (l)(q)		3,410	3,416
Series 2011-H07 Class FA, 0.6713% 2/20/61 (l)(q)		6,596	6,607
Series 2011-H12 Class FA, 0.6613% 2/20/61 (l)(q)		8,100	8,111
Series 2011-H13 Class FA, 0.6713% 4/20/61 (l)(q)		3,097	3,102
Series 2011-H14:
Class FB, 0.6675% 5/20/61 (l)(q)		3,640	3,647
Class FC, 0.6675% 5/20/61 (l)(q)		3,352	3,359
Series 2011-H17 Class FA, 0.6975% 6/20/61 (l)(q)		4,380	4,392
Series 2011-H21 Class FA, 0.7675% 10/20/61 (l)(q)		4,616	4,641
Series 2012-H01 Class FA, 0.8675% 11/20/61 (l)(q)		3,933	3,972
Series 2012-H03 Class FA, 0.8675% 1/20/62 (l)(q)		2,495	2,520
Collateralized Mortgage Obligations - continued
		Principal Amount (000s) (d)	Value (000s)
U.S. Government Agency - continued
Ginnie Mae guaranteed REMIC pass-thru certificates: - continued
floater: - continued
Series 2012-H06 Class FA, 0.8013% 1/20/62 (l)(q)		$ 3,866	$ 3,893
Series 2012-H07 Class FA, 0.8013% 3/20/62 (l)(q)		2,378	2,399
floater sequential payer Series 2011-150 Class D, 3% 4/20/37		192	195
planned amortization class Series 2011-136 Class WI, 4.5% 5/20/40 (n)		1,722	245
sequential payer Series 2011-69 Class GX, 4.5% 5/16/40		4,540	5,103
Series 2010-H15 Class TP, 5.15% 8/20/60 (q)		9,853	10,718
Series 2010-H17 Class XP, 5.3003% 7/20/60 (l)(q)		13,332	14,457
Series 2010-H18 Class PL, 5.01% 9/20/60 (l)(q)		9,881	10,738
Series 2012-64 Class KB, 4.7405% 5/20/41 (l)		917	999
Series 2013-124:
Class ES, 8.4353% 4/20/39 (l)(o)		3,751	4,333
Class ST, 8.5687% 8/20/39 (l)(o)		7,046	8,444
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $201,194)			203,943
Commercial Mortgage Securities - 1.2%

Freddie Mac:
pass thru-certificates floater Series KF01 Class A, 0.5213% 4/25/19 (l)		1,308	1,308
pass-thru certificates sequential payer Series K011 Class A2, 4.084% 11/25/20		2,120	2,354
sequential payer:
Series K006 Class A2, 4.251% 1/25/20		12,280	13,598
Series K009 Class A2, 3.808% 8/25/20		17,980	19,665
Series K034 Class A1, 2.669% 2/25/23		8,025	8,298
Series K039 Class A2, 3.303% 7/25/24		14,456	15,453
Series K042 Class A2, 2.67% 12/25/24		11,700	11,896
Series K501 Class A2, 1.655% 11/25/16		4,770	4,825
Series K714 Class A2, 3.034% 10/25/20		15,000	15,957
Series K716 Class A2, 3.13% 6/25/21		8,500	9,077
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $100,231)			102,431
Foreign Government and Government Agency Obligations - 15.7%
		Principal Amount (000s) (d)	Value (000s)
Arab Republic of Egypt 6.875% 4/30/40 (f)		$ 550	$ 555
Argentine Republic:
7% 10/3/15		37,655	36,507
7% 4/17/17		23,630	22,213
Australian Commonwealth:
2.75% 6/21/35 (Reg. S)	AUD	25,500	19,279
3.25% 4/21/25 (Reg. S)	AUD	23,350	19,249
5.25% 3/15/19	AUD	13,075	11,289
Azerbaijan Republic 4.75% 3/18/24 (f)		1,435	1,429
Banco Central del Uruguay:
value recovery A rights 1/2/21 (p)		500,000	0
value recovery B rights 1/2/21 (p)		750,000	0
Banco Nacional de Desenvolvimento Economico e Social:
5.75% 9/26/23 (f)		2,180	2,246
6.369% 6/16/18 (f)		1,900	2,009
Belarus Republic:
8.75% 8/3/15 (Reg. S)		22,615	22,131
8.95% 1/26/18		10,440	9,487
Brazilian Federative Republic:
5.625% 1/7/41		8,425	8,572
7.125% 1/20/37		8,325	9,886
8.25% 1/20/34		8,310	10,761
10% 1/1/17	BRL	18,110	5,395
Buenos Aires Province 10.875% 1/26/21 (Reg. S)		8,090	8,474
Buoni del Tesoro Poliennali:
1.05% 12/1/19	EUR	17,400	19,146
1.65% 3/1/32	EUR	8,800	9,443
2.15% 12/15/21	EUR	8,500	9,884
2.5% 12/1/24	EUR	32,600	39,062
Canadian Government:
1.5% 3/1/20	CAD	23,300	19,035
2.25% 6/1/25	CAD	43,250	36,996
3.5% 12/1/45	CAD	9,500	10,087
Central Bank of Nigeria warrants 11/15/20 (p)		5,500	564
City of Buenos Aires:
8.95% 2/19/21 (f)		5,885	6,179
9.95% 3/1/17 (f)		3,025	3,138
Colombian Republic:
5% 6/15/45		1,275	1,310
5.625% 2/26/44		1,300	1,453
6.125% 1/18/41		2,530	2,998
7.375% 9/18/37		3,235	4,319
10.375% 1/28/33		6,130	9,609
Congo Republic 3.5% 6/30/29 (e)		12,463	10,905
Foreign Government and Government Agency Obligations - continued
		Principal Amount (000s) (d)	Value (000s)
Costa Rican Republic:
4.25% 1/26/23 (f)		$ 1,970	$ 1,872
5.625% 4/30/43 (f)		680	591
7% 4/4/44 (f)		4,045	4,116
Croatia Republic:
5.5% 4/4/23 (f)		1,215	1,289
6% 1/26/24 (f)		1,300	1,439
6.25% 4/27/17 (f)		740	786
6.375% 3/24/21 (f)		2,270	2,501
6.625% 7/14/20 (f)		3,205	3,554
6.75% 11/5/19 (f)		3,190	3,537
Danish Kingdom 1.75% 11/15/25	DKK	62,450	10,357
Democratic Socialist Republic of Sri Lanka:
5.875% 7/25/22 (f)		810	821
6% 1/14/19 (f)		3,075	3,152
6.25% 10/4/20 (f)		4,185	4,321
6.25% 7/27/21 (f)		1,640	1,695
Dominican Republic:
1.139% 8/30/24 (l)		6,538	6,335
5.875% 4/18/24 (f)		790	828
6.85% 1/27/45 (f)		4,140	4,347
7.45% 4/30/44 (f)		5,160	5,805
7.5% 5/6/21 (f)		3,375	3,773
El Salvador Republic:
7.625% 2/1/41 (f)		1,280	1,331
7.65% 6/15/35 (Reg. S)		2,020	2,116
8.25% 4/10/32 (Reg. S)		1,137	1,288
French Government:
OAT:
1.75% 5/25/23	EUR	19,850	23,855
3.25% 5/25/45	EUR	6,650	11,080
0.5% 5/25/25	EUR	11,100	11,960
Georgia Republic 6.875% 4/12/21 (f)		1,270	1,407
German Federal Republic:
0.5% 2/15/25 (i)	EUR	2,250	2,492
2% 1/4/22 (i)	EUR	3,150	3,851
2.5% 8/15/46	EUR	6,900	11,404
Hong Kong Government SAR 1.32% 12/23/19	HKD	15,900	2,074
Hungarian Republic:
5.375% 3/25/24		2,008	2,251
5.75% 11/22/23		3,035	3,490
7.625% 3/29/41		5,063	7,321
Foreign Government and Government Agency Obligations - continued
		Principal Amount (000s) (d)	Value (000s)
Indonesian Republic:
3.375% 4/15/23 (f)		$ 1,850	$ 1,813
4.875% 5/5/21 (f)		2,100	2,286
5.25% 1/17/42 (f)		3,050	3,199
5.375% 10/17/23		1,650	1,846
5.875% 3/13/20 (f)		1,590	1,799
6.625% 2/17/37 (f)		4,415	5,353
6.75% 1/15/44 (f)		2,780	3,555
7.75% 1/17/38 (f)		6,720	9,194
7.875% 4/15/19	IDR	23,204,000	1,816
8.5% 10/12/35 (Reg. S)		5,535	7,997
Irish Republic 2% 2/18/45 (Reg.S)	EUR	3,100	3,812
Islamic Republic of Pakistan:
7.125% 3/31/16 (f)		9,160	9,366
7.25% 4/15/19 (f)		6,710	6,897
8.25% 4/15/24 (f)		1,375	1,449
Israeli State (guaranteed by U.S. Government through Agency for International Development):
5.5% 9/18/23		28,066	34,905
5.5% 12/4/23		7,426	9,276
Italian Republic 4.75% 9/1/44	EUR	4,500	7,716
Ivory Coast 5.75% 12/31/32		7,040	6,689
Japan Government:
0.1% 10/15/15	JPY	2,238,200	18,672
0.1% 2/15/16	JPY	2,300,000	19,191
0.1% 3/15/16	JPY	2,200,000	18,357
0.1% 12/20/19	JPY	5,000,000	41,635
0.3% 12/20/24	JPY	3,850,000	31,854
1.5% 12/20/44	JPY	2,090,000	18,008
1.9% 9/20/30	JPY	6,545,000	63,261
Jordanian Kingdom 2.503% 10/30/20		22,090	23,098
Kingdom of Norway 3.75% 5/25/21	NOK	29,200	4,159
Lebanese Republic:
4% 12/31/17		8,051	7,960
5.45% 11/28/19		1,720	1,714
6.375% 3/9/20		1,150	1,185
Moroccan Kingdom:
4.25% 12/11/22 (f)		2,835	2,934
5.5% 12/11/42 (f)		1,700	1,892
New Zealand Government 6% 5/15/21	NZD	6,000	5,187
Panamanian Republic:
6.7% 1/26/36		1,570	2,057
Foreign Government and Government Agency Obligations - continued
		Principal Amount (000s) (d)	Value (000s)
Panamanian Republic: - continued
8.875% 9/30/27		$ 1,600	$ 2,356
9.375% 4/1/29		1,395	2,134
Peruvian Republic:
4% 3/7/27 (e)		4,905	4,905
8.75% 11/21/33		1,970	3,130
Philippine Republic:
7.75% 1/14/31		2,015	3,026
9.5% 2/2/30		3,655	6,140
10.625% 3/16/25		3,005	4,891
Plurinational State of Bolivia 5.95% 8/22/23 (f)		2,740	2,832
Provincia de Cordoba 12.375% 8/17/17 (f)		5,870	6,087
Provincia de Neuquen Argentina 7.875% 4/26/21 (Reg. S)		1,151	1,129
Republic of Angola 7% 8/16/19 (Issued by Northern Lights III BV for Republic of Angola) (Reg. S)		1,800	1,797
Republic of Armenia:
6% 9/30/20 (f)		4,676	4,559
7.15% 3/26/25 (f)		1,550	1,511
Republic of Iraq 5.8% 1/15/28 (Reg. S)		9,800	8,183
Republic of Serbia:
5.25% 11/21/17 (f)		1,670	1,732
5.875% 12/3/18 (f)		3,910	4,145
6.75% 11/1/24 (f)		7,213	7,330
7.25% 9/28/21 (f)		2,300	2,651
Republic of Singapore 3.25% 9/1/20	SGD	20,800	16,106
Romanian Republic:
4.375% 8/22/23 (f)		3,240	3,467
6.125% 1/22/44 (f)		3,976	5,056
Russian Federation:
4.875% 9/16/23 (f)		2,400	2,309
5.625% 4/4/42 (f)		2,800	2,660
5.875% 9/16/43 (f)		6,000	5,828
7.5% 3/31/30 (Reg. S)		9,478	10,875
12.75% 6/24/28 (Reg. S)		17,345	26,726
South African Republic 5.875% 9/16/25		1,180	1,351
Spanish Kingdom:
1.4% 1/31/20	EUR	20,700	23,171
2.75% 10/31/24 (Reg. S)	EUR	24,400	29,935
5.15% 10/31/44	EUR	2,850	5,215
State Oil Co. of Azerbaijan Republic 4.75% 3/13/23 (Reg. S)		1,325	1,218
Foreign Government and Government Agency Obligations - continued
		Principal Amount (000s) (d)	Value (000s)
Swedish Kingdom 3.5% 6/1/22	SEK	111,950	$ 16,041
Switzerland Confederation 1.5% 7/24/25	CHF	21,200	25,277
Turkish Republic:
4.875% 4/16/43		$ 1,905	1,881
5.125% 3/25/22		3,345	3,565
5.625% 3/30/21		3,750	4,102
6.25% 9/26/22		2,590	2,946
6.75% 4/3/18		4,530	5,016
6.75% 5/30/40		3,395	4,201
6.875% 3/17/36		3,440	4,261
7% 3/11/19		3,235	3,671
7.25% 3/5/38		2,320	3,008
7.375% 2/5/25		3,440	4,268
7.5% 11/7/19		6,010	7,017
8% 2/14/34		1,805	2,473
11.875% 1/15/30		3,415	6,021
Ukraine Financing of Infrastructure Projects State Enterprise 8.375% 11/3/17 (f)		2,420	912
Ukraine Government:
6.875% 9/23/15 (Reg. S)		5,350	2,373
7.8% 11/28/22 (f)		3,200	1,254
7.95% 2/23/21 (f)		1,010	395
9.25% 7/24/17 (f)		4,965	1,967
United Kingdom, Great Britain and Northern Ireland:
2.75% 9/7/24	GBP	6,850	11,192
3.5% 1/22/45	GBP	6,000	11,146
3.5% 7/22/68	GBP	11,115	22,663
United Mexican States:
4.6% 1/23/46		2,075	2,122
4.75% 3/8/44		4,056	4,259
5.55% 1/21/45		1,950	2,286
6.05% 1/11/40		3,546	4,379
6.75% 9/27/34		3,165	4,225
7.5% 4/8/33		1,270	1,807
8.3% 8/15/31		1,175	1,804
United Republic of Tanzania 6.3971% 3/9/20 (l)		1,410	1,452
Uruguay Republic 7.875% 1/15/33 pay-in-kind		4,370	6,205
Venezuelan Republic:
oil recovery rights 4/15/20 (p)		83,803	587
5.75% 2/26/16 (Reg S.)		25,300	19,418
9% 5/7/23 (Reg. S)		3,365	1,203
9.25% 9/15/27		3,975	1,586
Foreign Government and Government Agency Obligations - continued
		Principal Amount (000s) (d)	Value (000s)
Venezuelan Republic: - continued
9.25% 5/7/28 (Reg. S)		$ 3,850	$ 1,376
11.75% 10/21/26 (Reg. S)		5,500	2,214
11.95% 8/5/31 (Reg. S)		9,690	3,944
12.75% 8/23/22		3,685	1,612
Vietnamese Socialist Republic:
1.2139% 3/12/16 (l)		955	950
4% 3/12/28 (e)		12,053	12,038
4.8% 11/19/24 (f)		525	547
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $1,318,150)			1,322,900
Common Stocks - 5.3%
	Shares
CONSUMER DISCRETIONARY - 1.7%
Auto Components - 0.1%
Remy International, Inc.	172,410	3,829
Tenneco, Inc. (a)	104,400	5,995
		9,824
Automobiles - 0.1%
General Motors Co.	3,714	139
General Motors Co.:
warrants 7/10/16 (a)	124,885	3,466
warrants 7/10/19 (a)	124,885	2,454
		6,059
Diversified Consumer Services - 0.0%
Houghton Mifflin Harcourt Co. warrants 6/22/19 (a)(u)	27,059	41
Hotels, Restaurants & Leisure - 0.4%
Chipotle Mexican Grill, Inc. (a)	5,700	3,708
Extended Stay America, Inc. unit	491,000	9,589
Fiesta Restaurant Group, Inc. (a)	86,500	5,277
Station Holdco LLC (a)(r)(u)	4,160,035	12,522
Station Holdco LLC (a)(s)(u)	31,652	95
Station Holdco LLC:
unit (a)(s)(u)	47,684	22
warrants 6/15/18 (a)(r)(u)	165,967	76
		31,289
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Household Durables - 0.5%
Harman International Industries, Inc.	75,500	$ 10,089
Lennar Corp. Class A	192,700	9,984
Standard Pacific Corp. (a)	713,200	6,419
Taylor Morrison Home Corp. (a)	296,700	6,186
Whirlpool Corp.	49,000	9,901
		42,579
Media - 0.3%
AMC Networks, Inc. Class A (a)	122,300	9,373
Naspers Ltd. Class N	65,500	10,099
Sinclair Broadcast Group, Inc. Class A	344,600	10,824
		30,296
Specialty Retail - 0.1%
Office Depot, Inc. (a)	1,074,700	9,887
Textiles, Apparel & Luxury Goods - 0.2%
Deckers Outdoor Corp. (a)	61,400	4,474
Michael Kors Holdings Ltd. (a)	145,500	9,567
		14,041
TOTAL CONSUMER DISCRETIONARY		144,016
CONSUMER STAPLES - 0.1%
Food Products - 0.1%
Reddy Ice Holdings, Inc. (a)	188,460	339
The Hain Celestial Group, Inc. (a)	170,200	10,901
		11,240
ENERGY - 0.1%
Energy Equipment & Services - 0.0%
Ocean Rig UDW, Inc. (United States)	270,500	1,783
Oil, Gas & Consumable Fuels - 0.1%
Crestwood Midstream Partners LP	200,000	2,902
TOTAL ENERGY		4,685
FINANCIALS - 0.1%
Capital Markets - 0.0%
Motors Liquidation Co. GUC Trust (a)	31,864	544
Penson Worldwide, Inc. Class A (a)	3,519,861	0
		544
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Consumer Finance - 0.1%
Springleaf Holdings, Inc. (a)	131,900	$ 6,828
TOTAL FINANCIALS		7,372
HEALTH CARE - 0.9%
Biotechnology - 0.4%
Biogen, Inc. (a)	33,600	14,187
Celgene Corp. (a)	86,200	9,937
Gilead Sciences, Inc. (a)	110,200	10,814
		34,938
Health Care Providers & Services - 0.2%
Community Health Systems, Inc. (a)	108,300	5,662
HCA Holdings, Inc. (a)	132,900	9,998
Rotech Healthcare, Inc. (a)	60,966	1,795
		17,455
Pharmaceuticals - 0.3%
Actavis PLC (a)	52,300	15,566
Valeant Pharmaceuticals International (Canada) (a)	60,100	11,873
		27,439
TOTAL HEALTH CARE		79,832
INDUSTRIALS - 0.6%
Aerospace & Defense - 0.0%
Alion Science & Technology Corp.:
warrants 3/15/17 (a)	1,280	0
warrants 8/17/24	730	0
Airlines - 0.3%
Air Canada (a)	428,400	4,191
American Airlines Group, Inc.	205,800	10,862
Delta Air Lines, Inc.	219,056	9,849
		24,902
Building Products - 0.0%
Nortek, Inc. (a)	6,267	553
Commercial Services & Supplies - 0.0%
WP Rocket Holdings, Inc. (a)(u)	8,614,133	431
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Marine - 0.0%
U.S. Shipping Partners Corp. (a)	10,813	$ 2
U.S. Shipping Partners Corp. warrants 12/31/29 (a)	101,237	0
		2
Trading Companies & Distributors - 0.2%
Air Lease Corp. Class A	109,700	4,140
HD Supply Holdings, Inc. (a)	145,300	4,527
Penhall Acquisition Co.:
Class A (a)	5,465	470
Class B (a)	1,821	157
United Rentals, Inc. (a)	140,900	12,844
		22,138
Transportation Infrastructure - 0.1%
DeepOcean Group Holding BV (a)(f)	361,938	5,585
TOTAL INDUSTRIALS		53,611
INFORMATION TECHNOLOGY - 1.4%
Electronic Equipment & Components - 0.2%
CDW Corp.	415,700	15,481
Internet Software & Services - 0.4%
Alibaba Group Holding Ltd. sponsored ADR	237,100	19,736
Baidu.com, Inc. sponsored ADR (a)	24,100	5,022
Google, Inc. Class A (a)	19,200	10,650
		35,408
Semiconductors & Semiconductor Equipment - 0.7%
Cypress Semiconductor Corp.	4,314	61
Freescale Semiconductor, Inc. (a)	384,500	15,672
MagnaChip Semiconductor Corp. (a)	44,695	244
NXP Semiconductors NV (a)	46,400	4,657
Qorvo, Inc. (a)	231,273	18,432
Skyworks Solutions, Inc.	190,500	18,724
		57,790
Technology Hardware, Storage & Peripherals - 0.1%
Apple, Inc.	72,200	8,984
TOTAL INFORMATION TECHNOLOGY		117,663
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - 0.3%
Chemicals - 0.1%
LyondellBasell Industries NV Class A	111,500	$ 9,790
Containers & Packaging - 0.2%
Rock-Tenn Co. Class A	193,186	12,460
Metals & Mining - 0.0%
Aleris International, Inc. (a)(u)	34,504	371
Mirabela Nickel Ltd. (a)	2,233,475	238
		609
TOTAL MATERIALS		22,859
TELECOMMUNICATION SERVICES - 0.1%
Wireless Telecommunication Services - 0.1%
T-Mobile U.S., Inc. (a)	250,100	7,926
UTILITIES - 0.0%
Electric Utilities - 0.0%
Portland General Electric Co.	6,687	248
TOTAL COMMON STOCKS (Cost $405,712)		449,452
Preferred Stocks - 0.5%

Convertible Preferred Stocks - 0.1%
CONSUMER STAPLES - 0.0%
Food Products - 0.0%
Reddy Ice Holdings, Inc. 7.00% pay-in-kind (a)	75,817	596
HEALTH CARE - 0.1%
Pharmaceuticals - 0.1%
Actavis PLC 5.50%	7,700	7,792
UTILITIES - 0.0%
Electric Utilities - 0.0%
Exelon Corp. 6.50%	6,375	310
TOTAL CONVERTIBLE PREFERRED STOCKS		8,698
Preferred Stocks - continued
	Shares	Value (000s)
Nonconvertible Preferred Stocks - 0.4%
FINANCIALS - 0.4%
Capital Markets - 0.1%
Goldman Sachs Group, Inc. Series K, 6.375%	198,576	$ 5,306
Consumer Finance - 0.3%
Ally Financial, Inc. 7.00% (f)	22,281	22,758
TOTAL FINANCIALS		28,064
INDUSTRIALS - 0.0%
Commercial Services & Supplies - 0.0%
WP Rocket Holdings, Inc.:
15.00% (a)	1,423,504	1,125
Class C 19.50% (u)	359,556	360
		1,485
TOTAL NONCONVERTIBLE PREFERRED STOCKS		29,549
TOTAL PREFERRED STOCKS (Cost $26,506)		38,247
Bank Loan Obligations - 2.0%
	Principal Amount (000s) (d)
CONSUMER DISCRETIONARY - 0.2%
Auto Components - 0.0%
Chassix, Inc. term loan 10% 12/12/15 (l)	$ 1,918	1,875
Hotels, Restaurants & Leisure - 0.2%
Centaur Acquisition LLC Tranche 2LN, term loan 8.75% 2/20/20 (l)	1,340	1,338
Hilton Worldwide Finance, LLC Tranche B, term loan 3.5% 10/25/20 (l)	7,189	7,198
MGM Mirage, Inc. Tranche B, term loan 3.5% 12/20/19 (l)	2,224	2,218
TGI Friday's, Inc.:
Tranche B 1LN, term loan 5.25% 7/15/20 (l)	365	365
Tranche B 2LN, term loan 9.25% 7/15/21 (l)	1,555	1,561
		12,680
Bank Loan Obligations - continued
	Principal Amount (000s) (d)	Value (000s)
CONSUMER DISCRETIONARY - continued
Media - 0.0%
Checkout Holding Corp. Tranche 2LN, term loan 7.75% 4/9/22 (l)	$ 1,715	$ 1,321
TOTAL CONSUMER DISCRETIONARY		15,876
CONSUMER STAPLES - 0.1%
Food & Staples Retailing - 0.0%
Focus Brands, Inc. Tranche 2LN, term loan 10.25% 8/21/18 (l)	2,505	2,505
Personal Products - 0.1%
Revlon Consumer Products Corp. term loan 4% 8/19/19 (l)	6,289	6,305
TOTAL CONSUMER STAPLES		8,810
ENERGY - 0.2%
Energy Equipment & Services - 0.0%
Sheridan Production Partners I Tranche A, term loan 4.25% 12/16/20 (l)	175	153
Oil, Gas & Consumable Fuels - 0.2%
Alon U.S.A. Partners LP term loan 9.25% 11/26/18 (l)	2,707	2,680
Fieldwood Energy, LLC Tranche 2LN, term loan 8.375% 9/30/20 (l)	14,255	10,406
Samson Investment Co. Tranche B 2LN, term loan 5% 9/25/18 (l)	885	476
Sheridan Investment Partners I term loan 4.25% 12/16/20 (l)	1,255	1,098
Sheridan Production Partners I Tranche M, term loan 4.25% 12/16/20 (l)	65	57
TPF II Power, LLC Tranche B, term loan 5.5% 10/2/21 (l)	1,621	1,641
		16,358
TOTAL ENERGY		16,511
FINANCIALS - 0.1%
Diversified Financial Services - 0.1%
TransUnion LLC Tranche B, term loan 4% 4/9/21 (l)	9,504	9,516
Bank Loan Obligations - continued
	Principal Amount (000s) (d)	Value (000s)
FINANCIALS - continued
Real Estate Management & Development - 0.0%
Realogy Corp. Credit-Linked Deposit 4.4463% 10/10/16 (l)	$ 235	$ 233
TOTAL FINANCIALS		9,749
HEALTH CARE - 0.1%
Health Care Providers & Services - 0.0%
Rural/Metro Corp.:
Tranche 2LN, term loan 14.5% 1/31/16	40	36
Tranche B, term loan 19.5% 1/31/16	129	117
		153
Life Sciences Tools & Services - 0.1%
Jaguar Holding Co. II Tranche B, term loan 4% 12/5/18 (l)	10,718	10,691
TOTAL HEALTH CARE		10,844
INDUSTRIALS - 0.0%
Commercial Services & Supplies - 0.0%
GCA Services Group, Inc. Tranche 2LN, term loan 9.25% 11/1/20 (l)	1,496	1,489
INFORMATION TECHNOLOGY - 0.1%
Communications Equipment - 0.0%
Riverbed Technology, Inc. Tranche B, term loan 2/25/22 (t)	2,390	2,411
Electronic Equipment & Components - 0.0%
Infor U.S., Inc. Tranche B 5LN, term loan 3.75% 6/3/20 (l)	2,034	2,016
Software - 0.1%
Kronos, Inc. Tranche 2LN, term loan 9.75% 4/30/20 (l)	5,925	6,073
Transfirst, Inc.:
Tranche 2LN, term loan 9% 11/12/22 (l)	400	402
Tranche B 1LN, term loan 5.5% 11/12/21 (l)	364	367
		6,842
TOTAL INFORMATION TECHNOLOGY		11,269
Bank Loan Obligations - continued
	Principal Amount (000s) (d)	Value (000s)
MATERIALS - 0.1%
Containers & Packaging - 0.0%
Berry Plastics Corp. Tranche E, term loan 3.75% 1/6/21 (l)	$ 3,443	$ 3,435
Metals & Mining - 0.1%
Essar Steel Algoma, Inc. Tranche B, term loan 7.5031% 8/16/19 (l)	1,876	1,791
MRC Global, Inc. Tranche B, term loan 5% 11/9/19 (l)	2,487	2,400
		4,191
TOTAL MATERIALS		7,626
TELECOMMUNICATION SERVICES - 0.1%
Diversified Telecommunication Services - 0.1%
FairPoint Communications, Inc. Tranche B, term loan 7.5% 2/14/19 (l)	6,037	6,142
Integra Telecom Holdings, Inc. Tranche 2LN, term loan 9.75% 2/22/20 (l)	340	337
		6,479
Wireless Telecommunication Services - 0.0%
Digicel International Finance Ltd.:
Tranche D 1LN, term loan 3.8125% 3/31/17 (l)	1,936	1,821
Tranche D-2, term loan 3.7754% 3/31/19 (l)	969	910
		2,731
TOTAL TELECOMMUNICATION SERVICES		9,210
UTILITIES - 1.0%
Gas Utilities - 0.0%
Everest Acquisition LLC Tranche B 3LN, term loan 3.5% 5/24/18 (l)	1,547	1,493
Independent Power and Renewable Electricity Producers - 1.0%
Energy Future Holdings Corp. Tranche 1LN, term loan 4.25% 6/19/16 (l)	78,319	78,857
TOTAL UTILITIES		80,350
TOTAL BANK LOAN OBLIGATIONS (Cost $175,028)		171,734
Sovereign Loan Participations - 0.1%
	Principal Amount (000s) (d)	Value (000s)
Indonesian Republic loan participation:
Citibank 1.1875% 12/14/19 (l)	$ 3,003	$ 2,921
Goldman Sachs 1.1875% 12/14/19 (l)	3,177	3,090
Mizuho 1.1875% 12/14/19 (l)	1,842	1,791
TOTAL SOVEREIGN LOAN PARTICIPATIONS (Cost $7,362)		7,802
Fixed-Income Funds - 5.3%
Shares
Fidelity Floating Rate Central Fund (m) (Cost $432,300)	4,222,581	445,862
Preferred Securities - 3.0%
		Principal Amount (000s) (d)
CONSUMER DISCRETIONARY - 0.2%
Media - 0.2%
Globo Comunicacoes e Participacoes SA 6.25% (e)(f)(g)		$ 9,370	9,532
NBCUniversal Enterprise, Inc. 5.25% (f)(g)		6,245	6,633
			16,165
CONSUMER STAPLES - 0.0%
Food Products - 0.0%
Cosan Overseas Ltd. 8.25% (g)		3,035	3,031
FINANCIALS - 2.6%
Banks - 2.1%
Banco Do Brasil SA 9% (f)(g)(l)		2,195	1,948
Bank of America Corp.:
5.125% (g)(l)		9,825	9,797
5.2% (g)(l)		20,930	20,612
6.25% (g)(l)		6,570	6,723
8% (g)(l)		2,600	2,814
8.125% (g)(l)		1,840	2,041
Barclays Bank PLC 7.625% 11/21/22		15,855	18,998
Citigroup, Inc.:
5.8% (g)(l)		7,985	8,201
5.9% (g)(l)		11,900	12,077
5.95% (g)(l)		21,665	22,153
6.3% (g)(l)		1,975	2,064
Preferred Securities - continued
		Principal Amount (000s) (d)	Value (000s)
FINANCIALS - continued
Banks - continued
JPMorgan Chase & Co.:
5% (g)(l)		$ 11,815	$ 11,755
6% (g)(l)		19,830	20,272
6.125% (g)(l)		5,415	5,662
6.75% (g)(l)		2,975	3,261
Wells Fargo & Co.:
5.875% (g)(l)		7,905	8,448
5.9% (g)(l)		18,395	19,542
7.98% (g)(l)		1,675	1,840
			178,208
Capital Markets - 0.2%
Goldman Sachs Group, Inc. 5.7% (g)(l)		11,484	12,071
Morgan Stanley 5.55% (g)(l)		5,805	5,874
			17,945
Consumer Finance - 0.2%
American Express Co.:
4.9% (g)(l)		7,770	7,914
5.2% (g)(l)		6,955	7,201
			15,115
Diversified Financial Services - 0.0%
Magnesita Finance Ltd.:
8.625% (f)(g)		2,265	1,813
8.625% (Reg. S) (g)		320	256
			2,069
Insurance - 0.1%
Elm BV (SWISS REIN CO) 2.6% (Reg. S) (g)(h)(l)	EUR	2,800	3,033
TOTAL FINANCIALS			216,370
INDUSTRIALS - 0.1%
Construction & Engineering - 0.1%
Odebrecht Finance Ltd.:
7.5% (f)(g)		11,985	10,051
7.5% (Reg. S) (g)		250	210
			10,261
Preferred Securities - continued
		Principal Amount (000s) (d)	Value (000s)
MATERIALS - 0.1%
Metals & Mining - 0.1%
CSN Islands XII Corp. 7% (Reg. S) (g)		$ 5,725	$ 3,865
TOTAL PREFERRED SECURITIES (Cost $247,881)			249,692
Money Market Funds - 2.5%
	Shares
Fidelity Cash Central Fund, 0.14% (b) (Cost $212,941)	212,940,500	212,941
TOTAL INVESTMENT PORTFOLIO - 99.5% (Cost $8,203,548)		8,376,262
NET OTHER ASSETS (LIABILITIES) - 0.5%		37,926
NET ASSETS - 100%		$ 8,414,188
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Treasury Contracts
261 CBOT 10 Year U.S. Treasury Note Contracts (United States)	June 2015	$ 33,645	$ 452
268 CBOT 2 Year U.S. Treasury Note Contracts (United States)	June 2015	58,734	213
272 CBOT 5 Year U.S. Treasury Note Contracts (United States)	June 2015	32,697	327
279 CBOT Ultra Long Term U.S. Treasury Bond Contracts (United States)	June 2015	47,395	1,011
TOTAL TREASURY CONTRACTS		$ 172,471	$ 2,003

The face value of futures purchased as a percentage of net assets is 2.1%
Swaps
Interest Rate Swaps
Clearinghouse Counterparty(1)	Expiration Date	Notional Amount (000s)	Payment Received	Payment Paid	Value (000s)	Upfront Premium Received/ (Paid)(2) (000s)	Unrealized Appreciation/ (Depreciation) (000s)
CME	Jun. 2017	6,200	3-month LIBOR	1.25%	$ (24)	$ -	$ (24)
CME	Jun. 2020	3,600	3-month LIBOR	2.25%	(41)	-	(41)
CME	Jun. 2025	20,300	3-month LIBOR	2.75%	(380)	-	(380)
CME	Jun. 2045	600	3.25%	3-month LIBOR	27	-	27
TOTAL INTEREST RATE SWAPS					$ (418)	$ -	$ (418)

(1) Swaps with CME Group (CME) are centrally cleared over-the-counter (OTC) swaps.

(2) Any premiums for centrally cleared OTC swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).
Currency Abbreviations
AUD	-	Australian dollar
BRL	-	Brazilian real
CAD	-	Canadian dollar
CHF	-	Swiss franc
DKK	-	Danish krone
EUR	-	European Monetary Unit
GBP	-	British pound
HKD	-	Hong Kong dollar
IDR	-	Indonesian rupiah
INR	-	Indian rupee
JPY	-	Japanese yen
MXN	-	Mexican peso
NOK	-	Norwegian krone
NZD	-	New Zealand dollar
RUB	-	Russian ruble
SEK	-	Swedish krona
SGD	-	Singapore dollar
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Non-income producing - Security is in default.
(d) Amount is stated in United States dollars unless otherwise noted.
(e) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,700,883,000 or 20.2% of net assets.

(g) Security is perpetual in nature with no stated maturity date.
(h) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(i) A portion of the security sold on a delayed delivery basis.
(j) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,966,000.
(k) Security or a portion of the security was pledged to cover margin requirements for centrally cleared OTC swaps. At period end, the value of securities pledged amounted to $771,000.
(l) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(m) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(n) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.
(o) Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.
(p) Quantity represents share amount.
(q) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.
(r) Investment is owned by an entity that is treated as a corporation for U.S. tax purposes and is owned by the Fund.
(s) Investment is owned by an entity that is treated as a U.S. Corporation for tax purposes in which the Fund holds a percentage ownership.
(t) The coupon rate will be determined upon settlement of the loan after period end.

(u) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $13,917,000 or 0.2% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Aleris International, Inc.	6/1/10	$ 1,207
Security	Acquisition Date	Acquisition Cost (000s)
Houghton Mifflin Harcourt Co. warrants 6/22/19	6/22/12	$ 52
Station Holdco LLC	6/17/11 - 3/15/12	$ 4,255
Station Holdco LLC unit	3/12/13 - 4/1/13	$ 2
Station Holdco LLC	4/1/13	$ 36
Station Holdco LLC warrants 6/15/18	4/29/08 - 11/25/08	$ 12,787
WP Rocket Holdings, Inc.	6/24/11 - 2/2/15	$ 4,487
WP Rocket Holdings, Inc. Class C 19.50%	2/2/15	$ 360
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 69
Fidelity Floating Rate Central Fund	4,765
Total	$ 4,834
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Floating Rate Central Fund	$ 324,469	$ 117,009	$ -	$ 445,862	25.7%
Other Information

The following is a summary of the inputs used, as of March 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 144,016	$ 131,260	$ -	$ 12,756
Consumer Staples	11,836	10,901	339	596
Energy	4,685	4,685	-	-
Financials	35,436	12,678	22,758	-
Health Care	87,624	85,829	-	1,795
Industrials	55,096	46,966	-	8,130
Information Technology	117,663	117,663	-	-
Materials	22,859	22,488	-	371
Telecommunication Services	7,926	7,926	-	-
Utilities	558	558	-	-
Corporate Bonds	3,644,458	-	3,644,428	30
U.S. Government and Government Agency Obligations	1,435,257	-	1,435,257	-
U.S. Government Agency - Mortgage Securities	91,543	-	91,543	-
Collateralized Mortgage Obligations	203,943	-	203,943	-
Commercial Mortgage Securities	102,431	-	102,431	-
Foreign Government and Government Agency Obligations	1,322,900	-	1,316,458	6,442
Bank Loan Obligations	171,734	-	170,438	1,296
Sovereign Loan Participations	7,802	-	-	7,802
Fixed-Income Funds	445,862	445,862	-	-
Preferred Securities	249,692	-	249,692	-
Money Market Funds	212,941	212,941	-	-
Total Investments in Securities:	$ 8,376,262	$ 1,099,757	$ 7,237,287	$ 39,218
Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Derivative Instruments:
Assets
Futures Contracts	$ 2,003	$ 2,003	$ -	$ -
Swaps	27	-	27	-
Total Assets	$ 2,030	$ 2,003	$ 27	$ -
Liabilities
Swaps	$ (445)	$ -	$ (445)	$ -
Total Derivative Instruments:	$ 1,585	$ 2,003	$ (418)	$ -
Income Tax Information

At March 31, 2015, the cost of investment securities for income tax purposes was $8,182,649,000. Net unrealized appreciation aggregated $193,613,000, of which $435,758,000 related to appreciated investment securities and $242,145,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank loan obligations, foreign government and government agency obligations, preferred securities, U.S. government and government agency obligations and sovereign loan participations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

Collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Credit Risk.

The Fund's relatively large investment in countries with limited or developing capital markets may involve greater risks than investments in more developed markets and the prices of such investments may be volatile. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of the Fund's investments and the income they generate, as well as the Fund's ability to repatriate such amounts.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity School Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity School Street Trust

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	June 1, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	June 1, 2015
By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	June 1, 2015